UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 5/31/16

Item 1. Schedule of Investments.

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Alabama Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.1%
Alabama 94.0%
Alabama Special Care Facilities Financing Authority Birmingham Revenue, Ascension Senior Credit Group,
Refunding, Series B, 5.00%, 11/15/46.	$3,000,000	$3,563,910
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	3,000,000	3,549,720
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43	4,120,000	4,583,830
Auburn University General Fee Revenue,
Refunding, Series A, 5.00%, 6/01/33.	2,500,000	3,011,825
Series A, AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,215,750
Auburn Water Works Board Revenue, 4.00%, 9/01/40	2,000,000	2,178,900
Baldwin County Board of Education Revenue,
School wts., Refunding, 5.00%, 6/01/24	2,605,000	3,083,174
School wts., Refunding, 5.00%, 6/01/26	2,870,000	3,366,510
School wts., Refunding, 5.00%, 6/01/27	3,015,000	3,523,570
School wts., Refunding, 5.00%, 6/01/31	2,000,000	2,404,260
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured
Guaranty, 5.00%, 6/01/39	3,825,000	3,950,881
Birmingham GO, Capital Appreciation, Series A, zero cpn. to 3/01/17, 5.00% thereafter, 3/01/43	5,000,000	5,382,000
Birmingham Special Care Facilities Financing Authority Health Care Facility Revenue, Children’s Hospital,
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/39	4,000,000	4,583,440
Birmingham Water Works Board Water Revenue,
Series A, Assured Guaranty, 5.25%, 1/01/39	5,950,000	6,500,970
Series B, 5.00%, 1/01/43	3,745,000	4,256,005
Butler County IDA Environmental Improvement Revenue, International Paper Co. Projects, Series A, 7.00%,
9/01/32	1,000,000	1,122,570
Butler County Public Education Cooperative District Revenue, School, Series A, XLCA Insured, Pre-
Refunded, 5.00%, 7/01/37	9,025,000	9,425,890
Calhoun County Board of Education Special Tax School wts. Revenue, BAM Insured, 5.00%, 2/01/46.	6,000,000	7,027,200
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,880,157
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,555,750
Cullman GO, wts., Refunding, 5.00%, 7/01/30	1,100,000	1,316,161
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,330,810
DCH Health Care Authority Health Care Facilities Revenue,
Pre-Refunded, 5.125%, 6/01/36	7,000,000	7,000,000
Refunding, 5.00%, 6/01/36	2,000,000	2,286,160
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36.	5,000,000	5,429,550
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33.	4,500,000	4,911,390
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A,
AGMC Insured, 5.00%, 12/01/41	10,000,000	11,141,000
Homewood GO, Capital Improvement wts., 5.00%, 9/01/42	4,000,000	4,562,280
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/30	5,000,000	5,010,950
Huntsville PBA Lease Revenue,
Capital Center Improvement, 2014, NATL Insured, Pre-Refunded, 5.00%, 10/01/33	2,820,000	2,921,802
Municipal Justice Center, Capital Improvement, Refunding, NATL Insured, 5.00%, 10/01/33	5,180,000	5,338,508
Huntsville Water System Revenue, wts., 5.00%, 11/01/35	5,360,000	6,467,162
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Infirmary Health
System Inc., Series A, 5.00%, 2/01/41	3,000,000	3,464,490
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.00%, 1/01/24	2,000,000	2,018,280
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, Pre-
Refunded, 5.125%, 4/01/33	7,410,000	7,993,093

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Alabama (continued)
Limestone County Water and Sewer Authority Water Revenue,
AGMC Insured, 5.00%, 12/01/39	$3,750,000	$4,121,212
Refunding, Series B, BAM Insured, 5.00%, 12/01/43	5,920,000	6,768,632
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts., Assured Guaranty,
Pre-Refunded, 5.125%, 9/01/34	600,000	657,180
Madison GO,
wts., Refunding, XLCA Insured, 4.75%, 12/01/36	685,000	697,638
wts., Series A, 5.00%, 4/01/37	2,590,000	3,052,807
wts., XLCA Insured, Pre-Refunded, 4.75%, 12/01/36	315,000	321,524
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	3,011,460
Mobile GO, wts., Series C, 5.50%, 2/15/30	2,000,000	2,123,280
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured
Guaranty, Pre-Refunded, 5.00%, 3/01/33	6,500,000	6,974,240
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	10,000,000	11,514,000
Montgomery County Board of Education Capital Outlay School wts. Revenue, Refunding, 5.00%, 9/01/39	3,000,000	3,440,790
Morgan County Board of Education Capital Outlay School wts. Revenue, 5.00%, 3/01/35	7,020,000	8,068,016
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,308,700
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,699,944
Pelham GO, wts., 5.00%, 2/01/34	2,635,000	3,140,209
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,363,420
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,216,640
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,479,520
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,423,690
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project, Series
A, Assured Guaranty, Pre-Refunded, 5.00%, 9/01/32	5,000,000	5,055,350
Troy Public Educational Building Authority Educational Facilities Revenue,
AGMC Insured, 5.25%, 12/01/40	1,215,000	1,374,420
AGMC Insured, Pre-Refunded, 5.25%, 12/01/40.	785,000	926,716
Trussville GO, wts., Series B, 5.00%, 10/01/39	3,000,000	3,449,400
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,540,400
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
9/01/41	9,000,000	9,081,630
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2,
5.00%, 10/01/37.	7,520,000	8,722,298
University of South Alabama University Facilities Revenue, Capital Improvement, BHAC Insured, 5.00%,
8/01/38	5,000,000	5,360,700
		272,251,764

|2

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	$2,000,000	$825,000
first subordinate, Series A, 5.375%, 8/01/39.	4,500,000	1,822,500
first subordinate, Series A, 6.00%, 8/01/42	8,500,000	3,485,000
		6,132,500
Total Municipal Bonds (Cost $269,287,549) 96.1%		278,384,264
Other Assets, less Liabilities 3.9%		11,271,103
Net Assets 100.0%		$289,655,367

See Abbreviations on page 151.

|3

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Arizona Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 95.7%
Arizona 91.1%
Arizona Health Facilities Authority Revenue,
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38.	$15,000,000	$16,075,950
Banner Health, Series A, 5.00%, 1/01/35	10,000,000	10,584,100
Banner Health, Series D, 5.50%, 1/01/38	17,500,000	18,703,825
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,581,850
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	11,208,500
Scottsdale Lincoln Hospital Project, Refunding, Series A, 5.00%, 12/01/39	15,000,000	17,368,800
Scottsdale Lincoln Hospital Project, Refunding, Series A, 5.00%, 12/01/42	9,535,000	11,009,683
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding,
Series A, 5.00%, 7/01/36	3,160,000	3,516,100
Arizona State Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/26	2,500,000	2,764,050
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/27	3,000,000	3,316,860
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/28	3,350,000	3,703,827
Refunding, Series B, 5.00%, 7/01/41	14,070,000	16,809,710
Series D, 5.00%, 7/01/41	5,000,000	5,973,600
Series D, 5.00%, 7/01/46	9,000,000	10,728,360
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/33	2,200,000	2,580,644
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/34	3,320,000	3,875,834
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	4,145,000	4,783,164
Arizona State Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%, 6/01/31.	7,025,000	8,123,991
Arizona State Board of Regents Northern Arizona University System Revenue,
Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,414,700
Refunding, 5.00%, 6/01/40	7,365,000	8,512,688
Refunding, 5.00%, 6/01/44	8,005,000	9,141,630
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,840,102
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,758,150
Arizona State Board of Regents University of Arizona System Revenue,
Refunding, 5.00%, 6/01/38	4,500,000	5,480,595
Refunding, 5.00%, 6/01/39	3,000,000	3,644,850
Refunding, Series A, 5.00%, 6/01/40	2,300,000	2,742,198
Series A, 5.00%, 6/01/39	8,650,000	9,684,540
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	10,150,000	11,746,392
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,524,845
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,489,448
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,616,750
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,348,780
Arizona State Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of
Osteopathic Medicine Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,509,718
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series
A, 5.00%, 2/01/42	8,000,000	8,765,920
Arizona State Lottery Revenue,
Series A, AGMC Insured, 5.00%, 7/01/28	15,540,000	17,398,739
Series A, AGMC Insured, 5.00%, 7/01/29	7,500,000	8,385,975
Arizona State School Facilities Board COP, Pre-Refunded, 5.50%, 9/01/23	10,000,000	11,036,200
Arizona State Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/31	10,000,000	12,311,100
Subordinated, Refunding, Series A, 5.00%, 7/01/36	10,000,000	11,556,600
Subordinated, Refunding, Series A, 5.00%, 7/01/38	5,750,000	6,779,365

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Central Arizona Water Conservation District Water Delivery O and M Revenue,
Central Arizona Project, 5.00%, 1/01/35.	$1,500,000	$1,829,040
Central Arizona Project, 5.00%, 1/01/36.	1,000,000	1,214,600
El Mirage GO, AGMC Insured, 5.00%, 7/01/42.	2,200,000	2,476,584
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28.	10,000,000	11,363,700
Gilbert Water Resources Municipal Property Corp. Water System Development Fee and Water Utility
Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29	25,000,000	26,325,500
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Pre-Refunded, 5.00%, 12/01/42	12,870,000	13,663,435
Glendale IDAR,
Midwestern University, 5.00%, 5/15/35.	5,000,000	5,581,050
Midwestern University, 5.125%, 5/15/40	10,000,000	11,148,800
Midwestern University, Refunding, 5.00%, 5/15/31	3,455,000	3,997,988
Glendale Municipal Property Corp. Excise Tax Revenue,
Subordinate, Refunding, Series C, 5.00%, 7/01/38	12,000,000	13,614,240
Subordinate, Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	7,493,044
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, Pre-Refunded, 5.00%, 7/15/32 .	7,500,000	7,862,325
Goodyear Water and Sewer Revenue,
[a] sub. lien, Obligations, AGMC Insured, 5.00%, 7/01/45	1,000,000	1,189,880
sub. lien, Obligations, Refunding, AGMC Insured, 5.25%, 7/01/31	1,000,000	1,163,520
sub. lien, Obligations, Refunding, AGMC Insured, 5.50%, 7/01/41	1,500,000	1,745,970
Lake Havasu Wastewater System Revenue,
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	17,774,100
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/43	9,155,000	10,815,809
Marana Municipal Property Corp. Municipal Facilities Revenue, Series A, 5.00%, 7/01/28	3,000,000	3,243,540
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010,
Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	6,344,539
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	15,173,554
Maricopa County IDA,
MFHR, Senior, National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%,
1/01/18	865,000	896,296
MFHR, Senior, Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,250,000	1,250,850
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A, 6.00%,
7/01/39	4,860,000	5,545,309
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM,
7.00%, 12/01/16	195,000	201,252
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,330,900
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,482,900
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,488,450
PCR, Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	16,507,322
Maricopa County USD No. 11 Peoria GO, School Improvement, 5.00%, 7/01/31	5,100,000	5,998,212
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC Insured,
5.00%, 7/01/27	5,015,000	5,248,900
McAllister Academic Village LLC Revenue,
Arizona State University Hassayampa Academic Village Project, Refunding, 5.25%, 7/01/33	5,000,000	5,400,300
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/38	5,000,000	5,349,200
Arizona State University Hassayampa Academic Village Project, Refunding, Assured Guaranty, 5.25%,
7/01/33	2,525,000	2,727,152
Arizona State University Hassayampa Academic Village Project, Refunding, Assured Guaranty, 5.00%,
7/01/38	3,825,000	4,092,138
Navajo County PCC Revenue, Arizona Public Service Co. Cholla Project, Mandatory Put 6/01/16, Series E,
5.75%, 6/01/34	6,000,000	6,000,000

|5

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty,
5.50%, 7/01/28	$1,045,000	$1,174,956
Nogales Municipal Development Authority Inc. Municipal Facilities Revenue, NATL Insured, Pre-Refunded,
5.00%, 6/01/36	2,640,000	2,640,000
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	10,000,000	11,173,200
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,726,000
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/27	3,945,000	5,114,969
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/28	2,000,000	2,617,240
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/29	2,000,000	2,634,260
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/36	5,000,000	6,838,200
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/37	7,000,000	9,651,950
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinate, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,876,000
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37.	5,515,000	5,750,215
senior lien, Refunding, 5.50%, 7/01/24.	2,500,000	2,737,275
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, Series A, 5.00%, 7/01/39	14,780,000	16,434,030
junior lien, Series A, 5.00%, 7/01/39	10,000,000	11,850,300
Phoenix IDA Education Revenue,
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/36	1,865,000	2,097,883
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/41	1,225,000	1,351,775
Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/46	1,335,000	1,464,508
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/34	1,355,000	1,570,987
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/39	5,610,000	6,338,234
Phoenix IDA Student Housing Revenue,
Downtown Phoenix Student Housing LLC Arizona State University Project, Series A, AMBAC Insured,
5.00%, 7/01/37	18,095,000	18,252,969
Downtown Phoenix Student Housing LLC Arizona State University Project, Series C, AMBAC Insured,
5.00%, 7/01/37	8,735,000	8,792,913
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.125%, 9/01/27	8,655,000	9,234,885
Clark County Detention Facility Project, 5.00%, 9/01/39.	15,000,000	15,865,500
Pinal County Electrical District No. 3 Electric System Revenue,
Refunding, 5.25%, 7/01/33	1,500,000	1,738,965
Refunding, 5.25%, 7/01/41	6,800,000	7,791,168
Pinal County Electrical District No. 4 Electric System Revenue,
Pre-Refunded, 6.00%, 12/01/23	525,000	591,591
Pre-Refunded, 6.00%, 12/01/28	740,000	833,862
Pre-Refunded, 6.00%, 12/01/38	1,150,000	1,295,866
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, Pre-Refunded,
6.50%, 7/15/24	4,220,000	4,722,855
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Refunding, Series A, 5.00%, 12/01/30	4,500,000	5,382,585
Refunding, Series A, 5.00%, 12/01/36	7,500,000	9,136,875
Refunding, Series A, 5.00%, 12/01/45	11,205,000	13,468,858
Salt River Project, Series A, 5.00%, 1/01/38	7,000,000	7,426,930
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,443,500
Salt Verde Financial Corp. Senior Gas Revenue,
5.00%, 12/01/32	10,000,000	12,351,100
5.00%, 12/01/37	5,000,000	6,248,050

|6

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/33	$1,500,000	$1,842,495
Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	12,175,745
Student and Academic Services LLC Lease Revenue,
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/33	1,000,000	1,165,950
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/39	1,400,000	1,609,510
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/44	3,155,000	3,610,203
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,705,324
[a] Tempe GO, Refunding, Series B, 4.00%, 7/01/28	1,800,000	2,089,980
Town of Gilbert Pledged Revenue, sub. lien, 5.00%, 7/01/45	10,000,000	11,717,500
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,036,300
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured,
5.00%, 7/15/32	985,000	985,758
Tucson Water System Revenue,
5.00%, 7/01/32	5,000,000	5,809,950
Refunding, 5.00%, 7/01/28	1,230,000	1,373,578
Refunding, 5.00%, 7/01/29	1,765,000	1,968,752
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 5.625%, 7/01/36	5,000,000	6,295,800
Tucson, Pre-Refunded, 6.00%, 7/01/39	5,000,000	6,129,000
Tucson, Pre-Refunded, 6.50%, 7/01/39	4,750,000	5,531,945
Yavapai County IDA Hospital Facility Revenue,
Yavapai Regional Medical Center, Series B, 5.625%, 8/01/33	2,315,000	2,468,716
Yavapai Regional Medical Center, Series B, 5.625%, 8/01/37	12,435,000	13,209,203
		909,284,695

U.S. Territories 4.6%
Guam 3.7%
Guam Government Business Privilege Tax Revenue,
Refunding, Series D, 5.00%, 11/15/39	10,000,000	11,597,600
Series A, 5.125%, 1/01/42	7,075,000	8,020,432
Series B-1, 5.00%, 1/01/29	2,980,000	3,366,387
Guam Power Authority Revenue,
Series A, AGMC Insured, 5.00%, 10/01/39.	6,490,000	7,641,326
Series A, AGMC Insured, 5.00%, 10/01/44.	5,325,000	6,241,433
		36,867,178

|7

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico 0.9%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 6.00%, 8/01/39	$5,100,000	$2,129,250
first subordinate, Series A, 5.50%, 8/01/37.	6,000,000	2,445,000
first subordinate, Series C, 5.25%, 8/01/41.	10,930,000	4,399,325
		8,973,575
Total U.S. Territories		45,840,753
Total Municipal Bonds (Cost $888,729,425) 95.7%.		955,125,448
Other Assets, less Liabilities 4.3%		43,224,592
Net Assets 100.0%.		$998,350,040

See Abbreviations on page 151.

[a]Security purchased on a when-issued basis.

|8

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Colorado Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.8%
Colorado 92.7%
Adams and Weld Counties School District No. 27J Brighton GO, 5.00%, 12/01/40	$7,500,000	$8,977,875
Adams State College Board of Trustees Auxiliary Facilities Revenue,
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/34	2,000,000	2,264,720
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/39	2,150,000	2,434,574
Adams State College Board of Trustees Institutional Enterprise Revenue,
5.00%, 5/15/32	1,360,000	1,619,733
5.00%, 5/15/37	1,000,000	1,170,550
Anthem West Metropolitan District GO, City and County of Broomfield, Refunding, BAM Insured, 5.00%,
12/01/35	3,000,000	3,471,060
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project,
Series A, AGMC Insured, 5.00%, 4/01/34	6,150,000	7,088,490
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,346,094
Aurora Hospital Revenue, The Children’s Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,726,250
Aurora Water Improvement Revenue,
first lien, Series A, AMBAC Insured, 5.00%, 8/01/36	5,880,000	6,152,891
first lien, Series A, AMBAC Insured, 5.00%, 8/01/39	10,000,000	10,453,300
Board of Trustees for Western State College Revenue,
5.00%, 5/15/34	2,000,000	2,209,180
5.00%, 5/15/39	2,000,000	2,200,020
Board of Trustees of the Colorado School of Mines Revenue,
Golden, Enterprise Improvement, Series A, Pre-Refunded, 5.25%, 12/01/37	2,000,000	2,216,740
Golden, Institutional Enterprise, Series B, 5.00%, 12/01/32	1,000,000	1,189,230
Boulder Larimer and Weld Counties St. Vrain Valley School District No. RE-1J GO, Pre-Refunded, 5.00%,
12/15/33	5,300,000	5,843,038
Boulder Valley School District No. RE-2 Boulder GO,
5.00%, 12/01/34	6,000,000	6,653,640
5.00%, 12/01/41	5,000,000	5,930,450
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%,
12/01/34	5,380,000	6,087,900
Castle Rock Sales and Use Tax Revenue,
5.00%, 6/01/31	1,800,000	2,150,838
5.00%, 6/01/32	1,845,000	2,199,295
5.00%, 6/01/35	2,775,000	3,280,105
Colorado Health Facilities Authority Revenue,
Hospital, Longmont United Hospital Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
12/01/25	3,050,000	3,114,934
Hospital, Longmont United Hospital Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
12/01/26	3,205,000	3,271,600
Hospital, Longmont United Hospital Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
12/01/27	3,365,000	3,434,083
Hospital, Longmont United Hospital Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
12/01/30	3,000,000	3,058,740
Colorado Mesa University Enterprise Revenue, Colorado Mesa University, 5.00%, 5/15/45	4,000,000	4,794,160
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty,
5.00%, 11/01/39.	11,305,000	12,528,201
Colorado Springs Utilities System Revenue,
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,753,600
Refunding, Series A, 5.00%, 11/15/40	3,000,000	3,605,340
Refunding, Series A, 5.00%, 11/15/45	2,665,000	3,187,926
Refunding, Series A-2, 5.00%, 11/15/44	5,000,000	5,900,850
Series D-1, 5.25%, 11/15/33	5,000,000	5,846,500

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Colorado State Board of Governors University Enterprise System Revenue,
Series A, 5.00%, 3/01/34	$20,000	$21,949
Series A, 5.00%, 3/01/39	145,000	158,510
Series A, 5.00%, 3/01/40	7,000,000	8,270,150
Series A, NATL Insured, 5.00%, 3/01/37	1,755,000	1,802,385
Series A, NATL Insured, Pre-Refunded, 5.00%, 3/01/37	11,245,000	11,611,025
Series A, Pre-Refunded, 5.00%, 3/01/34	2,230,000	2,469,569
Series A, Pre-Refunded, 5.00%, 3/01/39	7,055,000	7,812,919
Series C, 5.00%, 3/01/44	5,135,000	5,851,795
Colorado State Building Excellent Schools Today COP,
Series G, 5.00%, 3/15/32.	10,000,000	11,376,400
Series I, 5.00%, 3/15/36	3,000,000	3,456,330
Colorado State COP,
UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/28	1,500,000	1,810,800
UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/29	3,105,000	3,738,855
Colorado State Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,846,016
Charter School, James Irwin Educational Foundation Project, Improvement, Pre-Refunded, 5.00%,
8/01/37	6,060,000	6,364,394
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38.	13,500,000	14,346,315
Colorado State Health Facilities Authority Revenue,
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	6,495,225
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,401,950
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,784,825
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,228,680
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	5,000,000	5,910,150
Covenant Retirement Communities Inc., Refunding, Series A, 5.00%, 12/01/35	7,150,000	8,125,045
Covenant Retirement Communities Inc., Series A, 5.75%, 12/01/36	5,000,000	5,869,100
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	1,000,000	1,173,200
The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43.	4,000,000	4,655,320
The Evangelical Lutheran Good Samaritan Society Project, Pre-Refunded, 5.25%, 6/01/31.	2,845,000	2,845,000
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.25%, 6/01/31	1,155,000	1,159,389
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,778,250
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/40	4,000,000	4,446,520
Hospital, NCMC Inc. Project, Series A, AGMC Insured, Pre-Refunded, 5.50%, 5/15/30	7,900,000	8,945,644
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,477,200
Parkview Medical Center Inc. Project, Series A, Pre-Refunded, 5.00%, 9/01/37	8,000,000	8,418,240
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC
Insured, 5.20%, 3/01/31.	9,500,000	10,474,320
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,992,342
Valley View Hospital Assn. Project, 5.00%, 5/15/40.	2,000,000	2,315,300
Valley View Hospital Assn. Project, 5.00%, 5/15/45.	1,000,000	1,152,560
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,165,960
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29.	4,000,000	4,159,560
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP, Pre-
Refunded, 5.50%, 11/01/27	7,275,000	8,082,452
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36.	1,900,000	2,188,534
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured,
5.00%, 9/01/38	1,210,000	1,387,604
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,244,298

|10

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement,
AGMC Insured, 5.00%, 12/01/31	$2,040,000	$2,405,548
Consolidated Bell Mountain Ranch Metropolitan District GO, Douglas County, Refunding, AGMC Insured,
5.00%, 12/01/39.	3,160,000	3,485,385
Denver City and County Airport System Revenue, Subordinate, Series B, 5.00%, 11/15/43	5,000,000	5,789,600
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,773,600
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,
12/01/30	14,500,000	14,675,015
Denver Health and Hospital Authority Healthcare Revenue,
Recovery Zone Facility, 5.50%, 12/01/30	1,500,000	1,675,965
Recovery Zone Facility, 5.625%, 12/01/40	4,000,000	4,382,000
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,399,942
Series A, 5.25%, 12/01/45	9,250,000	10,328,365
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	1,245,360
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	3,435,822
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	5,506,281
Series C, 5.25%, 9/01/25	2,500,000	2,794,375
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,967,670
Erie Wastewater Enterprise Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/33	2,860,000	3,251,906
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/37	5,120,000	5,821,594
Erie Water Enterprise Revenue,
Series A, AGMC Insured, 5.00%, 12/01/32	2,645,000	2,793,834
Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32.	7,355,000	7,819,836
Fort Lewis College Board of Trustees Enterprise Revenue,
NATL Insured, Pre-Refunded, 5.00%, 10/01/37	11,315,000	11,961,426
Series B, NATL Insured, 5.00%, 10/01/37	1,515,000	1,586,675
Gunnison Watershed School District No. RE-1J GO, Gunnison and Saguache Counties, Pre-Refunded,
5.25%, 12/01/33.	1,240,000	1,374,379
Ignacio School District 11JT GO, La Plata and Archuleta Counties, 5.00%, 12/01/31	1,215,000	1,425,171
Meridian Metropolitan District GO, Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,648,950
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue,
Pre-Refunded, 6.00%, 5/15/38	7,000,000	7,536,410
Refunding, Series A, 5.00%, 5/15/33.	3,455,000	3,804,750
Mesa State College Enterprise Revenue, BHAC Insured, Pre-Refunded, 5.125%, 5/15/37	5,765,000	6,007,245
Metropolitan State University of Denver Institutional Enterprise Revenue, Aerospace and Engineering
Sciences Building Project, 5.00%, 12/01/45.	4,000,000	4,810,560
Park Creek Metropolitan District GO, Senior Limited Property Tax Supported, Refunding, Series A, 5.00%,
12/01/45	7,000,000	7,758,450
Park Creek Metropolitan District Revenue,
Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.375%,
12/01/37	7,000,000	8,288,910
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.00%, 12/01/38	2,500,000	3,008,925
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.125%, 12/01/41	2,500,000	3,022,525
Platte River Power Authority Power Revenue,
Refunding, Series JJ, 5.00%, 6/01/35	3,675,000	4,549,062
Refunding, Series JJ, 5.00%, 6/01/36	1,900,000	2,342,358
Series II, 5.00%, 6/01/37	12,000,000	14,098,200
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement,
Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	8,201,474
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	14,198,085

|11

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	$10,000,000	$11,259,100
Pueblo Urban Renewal Authority Revenue,
Refunding and Improvement, Series B, 5.25%, 12/01/28	1,000,000	1,145,890
Refunding and Improvement, Series B, 5.50%, 12/01/31	1,010,000	1,140,845
Refunding and Improvement, Series B, 5.25%, 12/01/38	3,615,000	3,978,018
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, Pre-Refunded,
5.00%, 12/15/30.	3,840,000	4,238,554
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	21,606,610
Regional Transportation District Sales Tax Revenue,
FasTracks Project, Series A, 5.00%, 11/01/38	10,000,000	11,465,400
FasTracks Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/31	11,150,000	11,355,271
Triview Metropolitan District GO, El Paso County, Refunding, 5.00%, 11/01/34	10,855,000	11,958,411
University of Colorado Enterprise Revenue,
Refunding, Series A, 5.00%, 6/01/38.	5,655,000	6,737,254
[a] Series A, 5.00%, 6/01/41	2,000,000	2,412,260
[a] Series A, 5.00%, 6/01/47	6,000,000	7,207,560
Series A, Pre-Refunded, 5.375%, 6/01/38	3,000,000	3,391,950
Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/32	3,000,000	3,129,450
University of Colorado Hospital Authority Revenue, Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,788,450
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%,
6/01/30	1,690,000	1,950,699
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%, 12/01/36 .	5,000,000	5,793,750
		679,711,112

U.S. Territories 4.1%
Guam 0.8%
Guam Government Limited Obligation Revenue,
Section 30, Series A, 5.375%, 12/01/24	2,000,000	2,242,180
Section 30, Series A, 5.75%, 12/01/34	3,565,000	4,023,708
		6,265,888
Puerto Rico 3.0%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,410,000	6,731,900
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 5.375%, 8/01/38	2,370,000	959,850
first subordinate, Series A, 5.50%, 8/01/37	5,000,000	2,037,500
first subordinate, Series A, 6.375%, 8/01/39.	10,000,000	4,287,500
first subordinate, Series A, 5.50%, 8/01/42	3,000,000	1,222,500
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	4,075,000
Senior Series C, 5.25%, 8/01/40.	4,560,000	2,793,000
		22,107,250

|12

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)

	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series
B, 5.25%, 10/01/29	$1,800,000	$1,992,114
Total U.S. Territories		30,365,252
Total Municipal Bonds (Cost $677,343,514) 96.8%		710,076,364
Other Assets, less Liabilities 3.2%		23,439,175
Net Assets 100.0%		$733,515,539

See Abbreviations on page 151.

[a]Security purchased on a when-issued basis.

|13

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Connecticut Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.9%
Connecticut 96.2%
City of Bridgeport GO, Series A, 5.00%, 2/15/32	$10,000,000	$11,492,000
Connecticut State GO,
Series A, 5.00%, 2/15/29	10,000,000	11,000,800
Series F, 5.00%, 11/15/34	5,000,000	5,921,400
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	20,744,437
Child Care Facilities Program, Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/28	2,045,000	2,225,676
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	6,092,948
Eastern Connecticut Health Network Issue, Refunding, Series A, Assured Guaranty, 6.00%, 7/01/25	2,965,000	2,969,388
Eastern Connecticut Health Network Issue, Refunding, Series C, Assured Guaranty, 5.125%, 7/01/30	2,500,000	2,506,325
Fairfield University Issue, Refunding, Series M, 5.00%, 7/01/26	90,000	96,939
Fairfield University Issue, Refunding, Series M, 5.00%, 7/01/34	180,000	192,724
Fairfield University Issue, Series M, Pre-Refunded, 5.00%, 7/01/26	360,000	391,014
Fairfield University Issue, Series M, Pre-Refunded, 5.00%, 7/01/34	820,000	890,643
Fairfield University Issue, Series N, 5.00%, 7/01/29	7,000,000	7,518,700
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35.	4,000,000	4,487,640
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40.	5,000,000	5,578,250
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41	12,000,000	13,265,160
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/30	3,000,000	3,222,930
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/38	6,285,000	6,721,242
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	180,000	197,712
New Horizons Village Project, 7.30%, 11/01/16	510,000	512,764
Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	5,000,000	5,763,650
Quinnipiac University Issue, Series H, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	5,000,000	5,017,600
Quinnipiac University Issue, Series J, NATL Insured, 5.00%, 7/01/37	5,865,000	6,297,427
Quinnipiac University Issue, Series J, NATL Insured, Pre-Refunded, 5.00%, 7/01/37	9,135,000	9,921,980
Sacred Heart University Issue, Series G, 5.375%, 7/01/31.	1,500,000	1,746,405
Sacred Heart University Issue, Series G, 5.625%, 7/01/41.	5,500,000	6,397,380
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/27	1,190,000	1,353,887
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/28	2,290,000	2,597,089
Salisbury School Issue, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	5,000,000	5,430,750
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,617,900
Stamford Hospital Issue, Series J, 5.00%, 7/01/42	5,000,000	5,502,100
Trinity Health Corp., Refunding, Series CT, 5.00%, 12/01/45	7,060,000	8,365,324
University of Hartford Issue, Series G, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/26	5,000,000	5,018,600
Wesleyan University Issue, Series G, Pre-Refunded, 5.00%, 7/01/39	10,000,000	11,269,400
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,861,630
Westminster School Issue, Series E, XLCA Insured, Pre-Refunded, 5.00%, 7/01/37	10,660,000	11,151,213
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	1,500,000	1,627,605
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.125%, 7/01/35	4,025,000	4,377,751
Yale University Issue, Series A-2, 5.00%, 7/01/40	9,000,000	9,761,670
Yale University Issue, Series Z-1, 5.00%, 7/01/42	10,000,000	10,033,500
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48.	5,000,000	5,681,100
Connecticut State HFA Housing Mortgage Finance Program Revenue,
Series C, Sub Series C-1, 4.85%, 11/15/34	1,925,000	2,018,690
Series C, Sub Series C-1, 4.95%, 11/15/39	690,000	704,400

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Connecticut (continued)
Connecticut State HFAR,
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured,
5.00%, 6/15/22	$750,000	$752,565
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured,
5.00%, 6/15/32	1,000,000	1,002,740
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	467,800
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,680,330
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series
A, 5.05%, 11/15/27.	710,000	761,212
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding, Series
A, 5.00%, 1/01/38	3,000,000	3,450,300
Connecticut State Revolving Fund General Revenue,
Green Bonds, Series A, 5.00%, 3/01/34	5,000,000	6,081,350
Green Bonds, Series A, 5.00%, 3/01/35	1,000,000	1,213,620
Series A, 5.00%, 3/01/25	3,000,000	3,684,030
Series A, Pre-Refunded, 5.00%, 7/01/26	5,025,000	5,042,889
Connecticut State Special Tax Obligation Revenue,
Transportation Infrastructure Purposes, Series A, 5.00%, 10/01/30.	5,000,000	6,044,100
Transportation Infrastructure Purposes, Series A, 5.00%, 9/01/34	5,000,000	5,995,950
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A,
5.00%, 1/01/42	5,000,000	5,655,250
Greater New Haven Water Pollution Control Authority Regional Water Revenue, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 11/15/37	3,000,000	3,301,980
Hartford County Metropolitan District Clean Water Project Revenue,
Green Bonds, Refunding, Series A, 5.00%, 11/01/42	5,000,000	5,947,000
Refunding, Series A, 5.00%, 4/01/36.	5,000,000	5,890,400
New Haven GO,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/29	1,000,000	1,110,310
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,084
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,074,120
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,071,850
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,366,250
Thirtieth Series A, 5.00%, 8/01/39	1,500,000	1,752,330
Thirtieth Series A, 5.00%, 8/01/44	1,615,000	1,880,248
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,186,660
University of Connecticut Revenue,
Series A, 5.00%, 8/15/28	6,590,000	7,899,631
Series A, 5.00%, 2/15/31	2,000,000	2,371,260
Series A, 5.00%, 2/15/34	3,000,000	3,570,120
		323,825,122

U.S. Territories 2.7%
Puerto Rico 2.3%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.00%, 8/01/42	19,000,000	7,790,000

|15

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)

	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
U.S. Virgin Islands 0.4%
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	$1,000,000	$1,090,520
Total U.S. Territories		8,880,520
Total Municipal Bonds (Cost $320,036,895) 98.9%		332,705,642
Other Assets, less Liabilities 1.1%		3,789,060
Net Assets 100.0%		$336,494,702

See Abbreviations on page 151.

|16

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 93.4%
Alabama 2.5%
Alabama State Public School and College Authority Revenue,
Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$7,750,000	$8,649,000
Capital Improvement, Refunding, Series B, 5.00%, 1/01/27	25,000,000	30,777,750
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/20	3,535,000	4,016,891
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/21	3,535,000	4,026,082
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	3,535,000	4,012,331
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	10,000,000	10,859,100
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	13,500,000	14,734,170
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Infirmary Health System Inc., Series A, 5.00%, 2/01/27	4,920,000	5,960,334
Infirmary Health System Inc., Series A, 5.00%, 2/01/28	5,000,000	6,019,200
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,235,520
Shelby County Board of Education Revenue,
Capital Outlay School wts., 5.00%, 2/01/22	5,250,000	6,069,000
Capital Outlay School wts., 5.00%, 2/01/23	5,520,000	6,373,061
Capital Outlay School wts., 5.00%, 2/01/24	5,055,000	5,833,723
Capital Outlay School wts., 5.00%, 2/01/25	5,920,000	6,829,075
		116,395,237
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, 5.00%, 9/01/19	3,650,000	4,117,383
Arizona 4.7%
Arizona Health Facilities Authority Revenue,
Banner Health, Series A, Pre-Refunded, 5.00%, 1/01/22	8,000,000	8,203,600
Banner Health, Series D, 5.50%, 1/01/22	5,000,000	5,380,850
Banner Health, Series D, 5.00%, 1/01/23	5,000,000	5,342,450
Arizona State Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/20	500,000	550,240
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/21	500,000	550,240
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,377,889
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,275,200
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	46,055,660
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,912,315
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding,
Series A, 5.00%, 2/01/27	6,000,000	6,841,440
Arizona State School Facilities Board COP,
Pre-Refunded, 5.25%, 9/01/19	10,000,000	10,980,700
Refunding, Series A-3, AGMC Insured, 5.00%, 9/01/19.	16,185,000	18,169,119
Arizona State Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/29	10,920,000	13,526,713
Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,879,250
Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,876,550
Mesa Utility Systems Revenue,
Refunding, 5.00%, 7/01/28	1,500,000	1,865,475
Refunding, 5.00%, 7/01/29	2,500,000	3,098,950

Quarterly Statement of Investments | See Notes to Statements of Investments. | 17

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/19	$1,900,000	$2,124,238
junior lien, Series A, 5.00%, 7/01/20	1,300,000	1,495,442
junior lien, Series A, 5.00%, 7/01/21	4,200,000	4,813,410
Pima County Regional Transportation Excise Tax Revenue,
Pima County Regional Transportation Fund, 5.00%, 6/01/24	3,385,000	4,166,360
Pima County Regional Transportation Fund, 5.00%, 6/01/26	7,180,000	8,699,432
Pima County Sewer System Revenue,
Series B, 5.00%, 7/01/24	6,030,000	7,090,375
Series B, 5.00%, 7/01/25	4,500,000	5,303,430
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,332,760
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/26	2,580,000	3,271,027
Refunding, 5.00%, 7/01/27	2,000,000	2,510,900
Refunding, 5.00%, 7/01/28	3,325,000	4,158,644
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded, 6.00%, 7/01/24	2,000,000	2,299,040
		217,151,699
Arkansas 0.1%
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,998,850
California 9.2%
California State GO,
Refunding, 5.00%, 8/01/21	20,000,000	20,567,400
Various Purpose, 5.50%, 4/01/21	20,000,000	22,592,800
Various Purpose, 5.25%, 10/01/23	25,050,000	30,328,035
Various Purpose, 5.25%, 10/01/24	9,780,000	11,812,577
Various Purpose, 5.25%, 10/01/25	5,000,000	6,033,400
Various Purpose, Refunding, 5.25%, 9/01/25	15,000,000	18,053,250
Various Purpose, Refunding, 5.00%, 10/01/25	15,000,000	18,351,150
Various Purpose, Refunding, 5.00%, 8/01/30	10,000,000	12,358,100
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,093,877
California State Health Facilities Financing Authority Revenue,
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	558,355
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,489,400
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,649,240
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	15,266,680
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 10/01/20	2,000,000	2,323,220
Various Capital Projects, Series A, 5.25%, 10/01/22	3,300,000	3,980,130
Various Capital Projects, Series A, 5.25%, 10/01/23	5,365,000	6,467,668
Various Capital Projects, Series A, 5.25%, 10/01/24	3,000,000	3,614,880
Various Capital Projects, Series A, 5.25%, 10/01/25	3,000,000	3,613,170
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,168,078
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,373,400
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	16,952,382
Various Capital Projects, Series I, 5.00%, 11/01/18	4,000,000	4,390,280
Various Capital Projects, Series I, 5.25%, 11/01/20	5,000,000	5,707,200
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,182,254
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,811,601
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,701,040

|18

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
El Dorado Irrigation District COP,
Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	$2,610,000	$2,896,082
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/23	2,860,000	3,196,422
Livermore-Amador Valley Water Management Agency Sewer Revenue,
Refunding, 5.00%, 8/01/24	5,660,000	6,637,142
Refunding, 5.00%, 8/01/25	4,765,000	5,572,096
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/26	11,025,000	13,479,716
Power System, Refunding, Series B, 5.25%, 7/01/24	17,000,000	19,178,720
Los Angeles Municipal Improvement Corp. Lease Revenue,
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.00%, 4/01/17	3,215,000	3,327,525
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/18	2,495,000	2,690,808
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/19	3,180,000	3,550,184
Los Angeles USD,
GO, Election of 2004, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/24	6,700,000	6,723,785
GO, Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,390,788
Orange County Airport Revenue,
Series B, 5.00%, 7/01/20	3,465,000	3,882,914
Series B, 5.00%, 7/01/21	7,545,000	8,452,512
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/34	10,605,000	12,696,200
Refunding, Series A, 5.00%, 8/01/35	11,000,000	13,119,590
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	26,150,041
San Francisco City and County COP,
Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/25	4,000,000	4,429,560
Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/26	2,500,000	2,782,125
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/21	10,000,000	10,498,700
Merged Area Redevelopment Project, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,495,100
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	2,890,004
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	8,802,720
		422,282,301
Colorado 1.5%
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured,
4.375%, 9/01/17	17,000,000	17,334,730
Denver City and County Airport System Revenue,
Subordinate, Series B, 5.25%, 11/15/26	5,000,000	6,100,150
Subordinate, Series B, 5.25%, 11/15/27	4,250,000	5,152,445
Denver City and County Excise Tax Revenue, Series A, AGMC Insured, ETM, 5.00%, 9/01/20	10,090,000	11,735,578
Denver City and County School District No. 1 GO, Refunding, 4.00%, 12/01/31.	9,000,000	10,248,930
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18.	2,335,000	2,497,049
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	16,728,740
		69,797,622
Connecticut 1.3%
Connecticut State GO,
Series E, 5.00%, 8/15/25.	11,295,000	13,564,730
Series E, 5.00%, 8/15/26.	18,585,000	22,250,706
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A,
5.00%, 1/01/28	10,000,000	11,997,100

|19

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Connecticut (continued)
University of Connecticut GO,
Series A, 5.00%, 3/15/28.	$5,000,000	$6,171,550
Series A, 5.00%, 3/15/29.	2,000,000	2,456,820
Series A, 5.00%, 3/15/30.	3,075,000	3,759,341
		60,200,247
Florida 7.0%
Broward County Water and Sewer Utility Revenue,
Refunding, Series B, 5.00%, 10/01/24.	6,000,000	7,267,140
Refunding, Series B, 5.00%, 10/01/25.	6,325,000	7,648,000
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 5.00%, 6/01/16	40,415,000	40,415,000
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	3,250,000	3,393,293
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,257,550
Collier County School Board COP, Master Lease Program, AGMC Insured, Pre-Refunded, 5.00%,
2/15/22	5,075,000	5,227,453
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,092,410
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	7,099,980
JEA Water and Sewer System Revenue,
Refunding, Series A, 5.00%, 10/01/26.	2,985,000	3,689,251
Refunding, Series A, 5.00%, 10/01/27.	10,505,000	12,888,690
Refunding, Series A, 5.00%, 10/01/29.	2,470,000	3,004,385
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	7,324,225
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 4.25%, 10/01/18	6,920,000	7,439,415
Miami International Airport, Refunding, Series A, 4.50%, 10/01/19	4,805,000	5,337,346
Miami International Airport, Refunding, Series A, 5.00%, 10/01/21	5,000,000	5,760,050
Miami International Airport, Refunding, Series A, 5.00%, 10/01/22	5,890,000	6,782,629
Miami International Airport, Refunding, Series A, 5.25%, 10/01/23	4,875,000	5,676,011
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 2/01/23	12,115,000	13,414,697
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/24	2,250,000	2,695,680
5.00%, 7/01/25	3,000,000	3,588,480
5.00%, 7/01/26	4,000,000	4,782,080
5.00%, 7/01/27	4,000,000	4,766,720
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	18,166,500
Orange County Health Facilities Authority Revenue,
Orlando Health Inc., Refunding, Series A, 5.00%, 10/01/27	1,000,000	1,247,960
Orlando Health Inc., Refunding, Series A, 5.00%, 10/01/28	1,000,000	1,240,680
Orlando Health Inc., Refunding, Series A, 5.00%, 10/01/30	2,875,000	3,543,236
Orange County School Board COP,
Master Lease Purchase Agreement, Series B, NATL Insured, 5.00%, 8/01/18	5,150,000	5,187,595
Master Lease Purchase Agreement, Series B, NATL Insured, 5.00%, 8/01/19	5,985,000	6,028,690
Orlando Utilities Commission Utility System Revenue,
Refunding, Series A, 5.00%, 10/01/24.	2,405,000	3,023,037
Refunding, Series A, 5.00%, 10/01/25.	2,000,000	2,545,280
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	12,176,800
Refunding, Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	18,047,628

|20

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Palm Beach County School Board COP,
Master Lease Purchase Agreement, Refunding, Series B, 5.00%, 8/01/25	$4,000,000	$4,992,240
Master Lease Purchase Agreement, Series E, NATL Insured, Pre-Refunded, 5.00%, 8/01/21	6,060,000	6,364,394
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	20,523,403
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%, 10/01/28	1,240,000	1,523,662
Pasco County Solid Waste Disposal and Resource Recovery System Revenue,
Series D, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	9,490,000	10,215,321
Series D, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	10,455,000	11,254,076
[a] Sarasota County Utility System Revenue,
Refunding, Series B, 5.00%, 10/01/30.	1,000,000	1,257,110
Refunding, Series B, 5.00%, 10/01/31.	1,465,000	1,834,312
Refunding, Series B, 5.00%, 10/01/32.	1,640,000	2,045,228
Refunding, Series B, 4.00%, 10/01/33.	2,820,000	3,200,531
Refunding, Series B, 4.00%, 10/01/34.	2,730,000	3,073,106
Refunding, Series B, 4.00%, 10/01/35.	1,000,000	1,118,320
Refunding, Series B, 4.00%, 10/01/36.	2,000,000	2,227,520
Refunding, Series B, 4.00%, 10/01/37.	2,670,000	2,964,020
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group,
5.00%, 8/15/19	5,000,000	5,250,250
Tohopekaliga Water Authority Utility System Revenue, Refunding, 4.00%, 10/01/32.	2,145,000	2,432,022
		322,033,406
Georgia 1.6%
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/27	7,000,000	8,619,030
General, sub. lien, Refunding, Series A, 5.00%, 1/01/28	5,100,000	6,239,034
Atlanta Tax Allocation,
Atlantic Station Project, Refunding, Assured Guaranty, 5.25%, 12/01/20	1,500,000	1,595,490
Atlantic Station Project, Refunding, Assured Guaranty, 5.25%, 12/01/21	1,000,000	1,063,500
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/26	5,165,000	6,466,993
Refunding, Series B, AGMC Insured, 5.00%, 11/01/20	8,575,000	9,700,812
Refunding, Series B, AGMC Insured, 5.00%, 11/01/21	9,230,000	10,441,807
Fulton County Development Authority Revenue,
Spelman College, Refunding, 5.00%, 6/01/28	3,785,000	4,556,496
Spelman College, Refunding, 5.00%, 6/01/29	4,385,000	5,251,432
Spelman College, Refunding, 5.00%, 6/01/30	4,805,000	5,724,581
Georgia State Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%,
1/01/20	10,000,000	11,326,800
		70,985,975
Hawaii 1.0%
Hawaii State GO,
Series EO, 5.00%, 8/01/28	25,000,000	31,003,250
Series FB, 5.00%, 4/01/27	10,000,000	12,766,900
		43,770,150
Illinois 2.7%
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,036,830
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/22	5,215,000	5,921,007
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307,
Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,828,946

|21

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	$12,395,000	$14,094,354
Illinois State Finance Authority Revenue,
Northwestern University, 5.00%, 12/01/28	1,675,000	2,165,809
Rush University Medical Center Obligated Group, Series A, Pre-Refunded, 6.75%, 11/01/24.	5,000,000	5,710,250
Illinois State GO,
MAC Insured, 5.00%, 2/01/26	5,650,000	6,393,314
Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	12,950,280
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	20,266,200
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/26	14,000,000	16,541,280
Metropolitan Pier and Exposition Authority Revenue,
McCormick Place Expansion Project, Refunding, Series B, 5.00%, 12/15/22	2,000,000	2,066,260
McCormick Place Expansion Project, Refunding, Series B, 5.00%, 12/15/22	5,000,000	5,867,550
McCormick Place Expansion Project, Refunding, Series B, 5.00%, 6/15/23	3,400,000	3,939,274
McCormick Place Expansion Project, Series B, Pre-Refunded, 5.00%, 6/15/23	600,000	726,480
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville
Community Unit School District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	11,632,725
		123,140,559
Kansas 0.2%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,904,720
Kentucky 1.1%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First
Series A, 5.00%, 9/01/20	6,000,000	6,873,600
Kentucky State Infrastructure Authority Revenue,
Wastewater and Drinking Water Revolving Fund, Refunding, Series A, 5.00%, 2/01/27.	3,015,000	3,839,361
Wastewater and Drinking Water Revolving Fund, Refunding, Series A, 5.00%, 2/01/28.	2,500,000	3,168,400
Kentucky State Property and Buildings Commission Revenues,
Project No. 87, NATL Insured, Pre-Refunded, 5.00%, 3/01/23	10,805,000	11,156,703
Project No. 87, Refunding, NATL Insured, 5.00%, 3/01/23	195,000	200,856
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/26	2,570,000	3,241,053
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/22	1,000,000	1,122,550
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System,
Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,273,440
[a] Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/29	5,500,000	6,508,755
Refunding, Series A, AGMC Insured, 5.00%, 10/01/31	5,500,000	6,476,635
		50,861,353
Louisiana 1.8%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B,
Assured Guaranty, 5.00%, 12/01/21	15,000,000	16,873,650
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/25	2,400,000	2,947,776
Refunding, AGMC Insured, 5.00%, 11/01/27	3,500,000	4,242,735
Refunding, AGMC Insured, 5.00%, 11/01/29	4,685,000	5,618,205
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	1,250,000	1,517,625
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	1,000,000	1,208,230
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,500,000	1,793,460
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured,
Pre-Refunded, 5.00%, 6/01/19	20,000,000	20,000,000
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	12,273,700

|22

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty,
6.00%, 1/01/23	$2,000,000	$2,247,300
New Orleans GO, Public Improvement, Series A, Assured Guaranty, 5.00%, 12/01/25	7,915,000	8,413,012
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,418,250
		82,553,943
Maryland 1.0%
Anne Arundel County GO,
Consolidated general Improvements, 5.00%, 10/01/28	3,110,000	3,924,416
Consolidated general Improvements, 5.00%, 10/01/29	3,110,000	3,909,301
Consolidated general Improvements, 5.00%, 10/01/30	3,110,000	3,888,247
Consolidated general Improvements, 5.00%, 10/01/31	3,110,000	3,873,287
Consolidated General Improvements, Refunding, 5.00%, 4/01/29.	7,495,000	9,340,419
Baltimore Revenue,
Wastewater Projects, Refunding, Series D, 5.00%, 7/01/28	2,790,000	3,431,867
Wastewater Projects, Refunding, Series D, 5.00%, 7/01/29	5,835,000	7,156,861
Maryland State EDC Student Housing Revenue,
University of Maryland, College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/19	1,445,000	1,445,000
University of Maryland, College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/20	1,000,000	1,000,000
Maryland State Health and Higher Educational Facilities Authority Revenue,
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/18	1,600,000	1,605,632
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/19	1,430,000	1,435,034
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/20	1,000,000	1,003,520
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/22	1,000,000	1,069,460
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/23	1,250,000	1,336,825
Western Maryland Health System Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/19	2,920,000	2,929,811
		47,349,680
Massachusetts 3.1%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,669,050
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,125,200
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,322,850
Massachusetts State GO,
Refunding, Series A, 5.00%, 7/01/28	7,500,000	9,415,875
Refunding, Series A, 5.00%, 7/01/29	6,000,000	7,498,680
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue, Capital
Asset Program, Series B-2, NATL Insured, Pre-Refunded, 5.375%, 2/01/26	1,720,000	1,887,459
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series A, 5.00%, 8/15/25	10,975,000	13,298,737
Senior, Refunding, Series A, 5.00%, 8/15/26	7,000,000	8,468,250
Senior, Refunding, Series B, 5.00%, 8/15/27	6,000,000	7,246,620
Massachusetts State Water Pollution Abatement Trust Revenue,
State Revolving Fund, Refunding, 5.00%, 8/01/26	10,650,000	13,847,449
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	11,540,402
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,960,813
Massachusetts Water Resources Authority Revenue,
General, Green Bond, Refunding, Series C, 5.00%, 8/01/29	15,000,000	19,118,850
General, Green Bond, Refunding, Series C, 5.00%, 8/01/30	10,000,000	12,693,300
General, Green Bond, Refunding, Series C, 5.00%, 8/01/31	6,000,000	7,584,480
		140,678,015

|23

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan 2.6%
Detroit GO,
Distributable State Aid, 5.00%, 11/01/19	$6,775,000	$7,286,242
Distributable State Aid, 5.00%, 11/01/20	6,000,000	6,570,120
Michigan State Finance Authority Hospital Revenue, Trinity Health Credit Group, Refunding, Series MI,
5.00%, 12/01/34	8,200,000	9,818,516
Michigan State Finance Authority Revenue,
School District of the City of Detroit, Refunding, 5.25%, 6/01/17	3,140,000	3,268,520
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	5,750,000	6,183,953
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	6,069,400
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	8,497,160
Michigan State GO, School Loan, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,136,900
Michigan State HDA, SFMR, Refunding, Series A, 5.00%, 12/01/19	410,000	410,000
Michigan State Hospital Finance Authority Revenue,
Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	10,756,900
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24	8,000,000	9,574,080
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	7,898,400
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub
Series ET-2, 5.50%, 8/01/29	7,000,000	7,049,280
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,387,680
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,096,670
Wayne State University Revenue,
Refunding, Series A, 5.00%, 11/15/18.	4,265,000	4,657,295
Refunding, Series A, 5.00%, 11/15/19.	5,210,000	5,858,280
Refunding, Series A, 5.00%, 11/15/20.	5,255,000	5,893,745
Wyandotte Electric System Revenue, Series A, Assured Guaranty, ETM, 5.00%, 10/01/17	3,955,000	4,180,949
		120,594,090
Minnesota 0.8%
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/21	4,165,000	4,695,704
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/22	5,570,000	6,279,729
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.25%,
2/15/23	5,000,000	5,683,900
University of Minnesota GO,
Series A, 5.00%, 4/01/27.	1,100,000	1,411,179
Series A, 5.00%, 4/01/28.	4,385,000	5,584,736
Series A, 5.00%, 4/01/29.	4,330,000	5,496,935
Series A, 5.00%, 4/01/30.	4,970,000	6,278,999
		35,431,182
Missouri 0.6%
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Plum Point Project, Refunding, 5.00%, 1/01/27	3,250,000	3,926,715
Plum Point Project, Refunding, 5.00%, 1/01/28	4,500,000	5,409,810
Plum Point Project, Refunding, 5.00%, 1/01/29	4,045,000	4,842,027
Springfield Public Utility Revenue, NATL Insured, Pre-Refunded, 4.50%, 8/01/21	15,245,000	15,343,940
		29,522,492

|24

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Nevada 1.1%
Clark County Airport Revenue,
System, sub. lien, Series C, AGMC Insured, 5.00%, 7/01/22	$5,000,000	$5,578,800
System, sub. lien, Series C, AGMC Insured, 5.00%, 7/01/23	15,000,000	16,731,600
Clark County School District GO, Refunding, Series A, NATL Insured, 4.50%, 6/15/19	5,000,000	5,327,900
Clark County Water Reclamation District GO,
Series A, 5.25%, 7/01/21.	3,435,000	3,881,962
Series A, 5.25%, 7/01/22.	3,120,000	3,524,945
Series B, 5.25%, 7/01/21	3,430,000	3,876,311
Series B, 5.25%, 7/01/22	3,615,000	4,084,191
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	7,293,658
		50,299,367
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25.	7,930,000	9,202,289
New Jersey 5.8%
Hudson County Improvement Authority Facility Lease Revenue,
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/22	5,220,000	6,408,333
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/23	5,375,000	6,709,398
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/24	2,050,000	2,607,108
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series EE, 5.25%, 9/01/24.	12,210,000	13,387,655
New Jersey Health Care Facilities Financing Authority Revenue,
Barnabas Health Issue, Refunding, Series A, 5.00%, 7/01/20	10,000,000	11,400,600
Barnabas Health Issue, Refunding, Series A, 5.00%, 7/01/21	20,535,000	23,937,649
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/22	10,000,000	10,719,700
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/23	17,945,000	19,236,502
Equipment Lease Purchase Agreement, Series A, AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,015,750
New Jersey State Educational Facilities Authority Revenue, Kean University Issue, Refunding, Series A,
5.00%, 9/01/21	6,000,000	6,666,480
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,427,905
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,807,100
Refunding, Series 1A, 4.75%, 12/01/21	5,390,000	5,829,069
Refunding, Series 1A, 4.75%, 12/01/22	7,090,000	7,623,097
Series A, 5.375%, 6/01/24	11,180,000	12,169,318
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	29,618,010
Transportation System, Refunding, Series A, 5.50%, 12/15/22.	25,000,000	28,555,500
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,465,872
New Jersey State Turnpike Authority Turnpike Revenue,
Series H, 5.00%, 1/01/20	10,000,000	10,929,500
Series H, 5.00%, 1/01/21	20,000,000	21,853,800
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	5,000,000	6,086,100
Refunding, Series J, 5.00%, 5/01/27	10,830,000	13,072,460
Series L, 5.00%, 5/01/27	5,270,000	6,361,206
		267,888,112
New York 10.1%
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/23	6,235,000	7,559,252
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/24	8,000,000	9,673,760
City School District of the City of Buffalo Project, Series A, 5.00%, 5/01/22.	14,840,000	16,588,745

|25

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Erie County IDA School Facility Revenue, (continued)
City School District of the City of Buffalo Project, Series A, AGMC Insured, Pre-Refunded, 5.75%,
5/01/22	$5,000,000	$5,472,450
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,953,900
General, Refunding, Series E, NATL Insured, 5.00%, 12/01/18	8,500,000	8,678,840
General, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/19	7,000,000	7,000,000
MTA Revenue,
Transportation, Refunding, Series F, 5.00%, 11/15/26	25,000,000	30,394,250
Transportation, Series A, 5.00%, 11/15/27.	3,500,000	4,215,890
Transportation, Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,305,850
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,175,930
Transportation, Series C, 5.00%, 11/15/16	1,150,000	1,172,908
Transportation, Series C, 5.75%, 11/15/18	9,495,000	10,124,044
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island
Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	10,524,870
New York City GO,
Fiscal 2008, Refunding, Series G, 5.00%, 8/01/21	7,000,000	7,344,890
Fiscal 2008, Series D, 5.00%, 12/01/21	5,000,000	5,313,650
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	10,000,000	12,111,800
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	12,552,936
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22	8,000,000	9,662,720
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23	6,860,000	8,437,251
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,509,260
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	12,392,600
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	9,254,100
Series J, Sub Series J-1, AGMC Insured, Pre-Refunded, 5.00%, 6/01/20	10,000,000	10,000,000
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.00%, 1/15/23	5,000,000	5,539,900
Fiscal 2009, Series S-4, 5.00%, 1/15/21	4,665,000	5,171,292
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2003, Subordinate, Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	13,729,505
Future Tax Secured, Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/23	12,805,000	14,925,380
Future Tax Secured, Fiscal 2012, sub. bond, Series C, 5.00%, 11/01/24	7,620,000	9,088,526
Future Tax Secured, Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/27	8,740,000	10,746,966
Future Tax Secured, Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/28	5,000,000	6,128,100
New York City Transitional Financial Authority Building Aid Revenue, Fiscal 2016, Series S-1, 5.00%,
7/15/30	8,200,000	10,156,028
New York State Dormitory Authority Revenues,
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/29	10,000,000	12,137,100
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty,
5.00%, 10/01/24	5,000,000	5,637,150
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL Insured, 5.50%, 7/01/23	7,915,000	9,996,962
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1,
5.50%, 2/15/18	10,000,000	10,806,100
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1,
5.00%, 2/15/19	3,245,000	3,596,304
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/24	7,000,000	8,416,030

|26

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 12/15/27.	$10,000,000	$12,205,200
General Purpose, Refunding, Series A, 5.00%, 3/15/28	7,185,000	8,926,285
General Purpose, Refunding, Series E, 5.00%, 2/15/28	10,000,000	12,402,400
General Purpose, Refunding, Series E, 5.00%, 2/15/30	5,000,000	6,147,350
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%,
4/01/21	12,000,000	13,802,880
New York State Thruway Authority General Revenue,
Refunding, Series H, NATL Insured, 5.00%, 1/01/22	10,000,000	10,673,500
Series I, 5.00%, 1/01/26	10,000,000	11,836,600
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding,
5.00%, 4/01/19	9,570,000	10,651,601
New York State Urban Development Corp. Revenue,
Service Contract, Refunding, Series A, Sub Series A-1, 5.00%, 1/01/20	6,500,000	7,391,800
State Personal Income Tax, General Purpose, Series D, 5.00%, 3/15/24	10,000,000	12,263,600
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty,
5.375%, 12/15/18.	3,920,000	4,208,669
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/22	10,000,000	11,462,400
		465,467,524
North Carolina 1.6%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	5,000,000	6,103,150
[a] Cape Fear Public Utility Authority Water and Sewer System Revenue, Refunding, 4.00%, 8/01/30.	925,000	1,071,104
Charlotte Water and Sewer System Revenue, Refunding, 5.00%, 7/01/27	10,000,000	12,630,600
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Series A, AGMC Insured, 5.00%, 1/15/22	10,000,000	10,276,700
[a] Greenville Utilities Commission Combined Enterprise System Revenue,
Refunding, 5.00%, 4/01/28	1,060,000	1,333,035
Refunding, 5.00%, 4/01/30	1,490,000	1,858,820
Refunding, 5.00%, 4/01/32	2,830,000	3,502,351
Refunding, 5.00%, 4/01/34	1,400,000	1,718,808
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/19	15,000,000	16,054,200
Series A, ETM, 5.00%, 1/01/21	10,000,000	11,692,500
Series C, Assured Guaranty, ETM, 6.00%, 1/01/19	1,380,000	1,485,722
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A, Pre-Refunded,
5.25%, 1/01/20	4,500,000	4,816,260
Oak Island Enterprise System Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/23	1,735,000	1,968,062
		74,511,312
Ohio 6.1%
Akron Income Tax Revenue,
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/24	5,265,000	6,327,688
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/25	6,645,000	7,965,096
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/26	8,240,000	9,866,576
American Municipal Power Inc. Revenue,
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/28	1,100,000	1,356,861
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/29	1,000,000	1,226,680
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/30	1,000,000	1,220,860

|27

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
American Municipal Power-Ohio Inc. Revenue,
Prairie State Energy Campus Project, Refunding, Series A, 5.25%, 2/15/20	$355,000	$379,740
Prairie State Energy Campus Project, Refunding, Series A, 5.25%, 2/15/21	645,000	689,834
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.25%, 2/15/20	5,645,000	6,066,230
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.25%, 2/15/21	10,855,000	11,665,000
Cincinnati GO,
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/24	1,270,000	1,529,575
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/25	2,000,000	2,406,220
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/27	2,000,000	2,396,060
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/28	2,350,000	2,809,425
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/25	5,000,000	5,773,600
Refunding, Series A, AGMC Insured, 5.00%, 1/01/26	5,000,000	5,770,750
Cleveland Water Revenue,
second lien, Refunding, Series A, 5.00%, 1/01/25	2,500,000	2,991,650
second lien, Refunding, Series A, 5.00%, 1/01/26	2,000,000	2,386,180
Cuyahoga County EDR,
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/20	7,000,000	8,060,990
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/21	7,300,000	8,531,145
Hamilton City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/24	5,000,000	5,218,300
Hamilton County Sewer System Revenue,
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A,
5.00%, 12/01/24	2,500,000	3,094,075
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A,
5.00%, 12/01/25	2,400,000	2,956,992
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A,
5.00%, 12/01/26	4,000,000	4,884,240
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A,
5.00%, 12/01/27	5,000,000	6,070,200
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A,
5.00%, 12/01/28	3,000,000	3,628,140
Kent State University Revenues,
General Receipts, Series A, 5.00%, 5/01/23	1,200,000	1,429,980
General Receipts, Series A, 5.00%, 5/01/24	1,500,000	1,779,090
General Receipts, Series A, 5.00%, 5/01/25	1,500,000	1,771,680
General Receipts, Series A, 5.00%, 5/01/26	1,600,000	1,891,776
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,064,894
Nordonia Hills City School District GO, School Improvement, NATL Insured, Pre-Refunded, 4.50%,
12/01/21	2,360,000	2,405,973
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding,
Series C, 5.00%, 10/01/22	5,780,000	6,684,975
Ohio State GO,
Higher Education, Refunding, Series A, 5.00%, 2/01/25	7,000,000	8,265,670
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/24.	8,585,000	10,141,975
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/26	11,000,000	13,667,060
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/27	5,000,000	6,158,200
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/28	9,100,000	11,140,402
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL Insured, 5.50%, 2/15/24 .	10,000,000	12,466,300
Ohio State Water Development Authority Revenue, Series A, 5.00%, 12/01/30	5,875,000	7,434,049

|28

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Toledo City School District GO,
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/24.	$2,920,000	$3,566,342
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/25.	4,125,000	5,026,642
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/26.	4,340,000	5,276,615
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/27.	4,565,000	5,531,319
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/25	4,000,000	4,841,360
Improvement and Refunding, 5.00%, 11/15/26	6,140,000	7,404,779
Improvement and Refunding, 5.00%, 11/15/27	6,450,000	7,741,354
Improvement and Refunding, 5.00%, 11/15/28	6,570,000	7,861,728
University of Cincinnati General Receipts Revenue,
Series C, 5.00%, 6/01/25	3,010,000	3,630,632
Series C, Assured Guaranty, 5.00%, 6/01/21	11,810,000	13,406,476
Series C, Assured Guaranty, 5.00%, 6/01/22	11,675,000	13,248,907
		281,110,285
Oregon 1.7%
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc.,
Pre-Refunded, 7.375%, 1/01/23.	2,000,000	2,329,220
Oregon State Department of Administrative Services COP, Series A, NATL Insured, Pre-Refunded,
5.00%, 11/01/19	2,340,000	2,383,571
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/25	10,000,000	12,268,100
senior lien, Refunding, Series A, 5.00%, 11/15/27	13,000,000	16,305,120
senior lien, Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,374,265
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/22	5,840,000	6,519,192
Portland Sewer System Revenue,
second lien, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/15/18	3,135,000	3,139,734
second lien, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/15/19	3,290,000	3,294,968
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	6,098,950
Washington County School District No. 48J Beaverton GO,
5.00%, 6/15/27	5,000,000	6,124,650
5.00%, 6/15/28	5,000,000	6,099,750
5.00%, 6/15/29	7,500,000	9,106,200
		78,043,720
Pennsylvania 4.2%
Allegheny County Hospital Development Authority Revenue,
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/19	9,000,000	10,021,590
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/20	7,500,000	8,589,975
Commonwealth Financing Authority Revenue,
Series C-1, AGMC Insured, 5.00%, 6/01/22	4,130,000	4,684,989
Series C-1, AGMC Insured, 5.00%, 6/01/23	4,345,000	4,934,269
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%, 12/15/25	5,345,000	6,508,286
Series A, 5.25%, 12/15/26	5,835,000	7,068,752
Pennsylvania State GO, Second Series, 5.00%, 10/15/26.	13,375,000	16,049,599
Pennsylvania State Higher Educational Facilities Authority Revenue, Trustees University, Refunding,
Series A, 4.00%, 8/15/31	3,775,000	4,318,487
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	36,480,170
Series E, 5.00%, 12/01/24	5,000,000	5,856,300
Series E, 5.00%, 12/01/25	10,000,000	11,706,900

|29

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue, (continued)
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/22	$6,070,000	$6,795,972
Subordinate, Series C, Sub Series C-1, Assured Guaranty, Pre-Refunded, 6.00%, 6/01/23	10,000,000	11,026,800
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	22,432,000
Philadelphia Municipal Authority Lease Revenue, 6.00%, 4/01/22	7,065,000	7,958,581
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	10,437,700
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,405,750
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,581,750
Series A, 5.00%, 1/01/20.	1,210,000	1,322,796
Series A, 5.25%, 1/01/21.	3,655,000	4,019,806
Series A, 5.25%, 1/01/22.	2,330,000	2,561,928
		193,762,400
South Carolina 1.4%
Anderson Water and Sewer System Revenue,
Refunding, AGMC Insured, 5.00%, 7/01/22	2,555,000	3,069,296
Refunding, AGMC Insured, 5.00%, 7/01/23	2,695,000	3,218,477
Refunding, AGMC Insured, 5.00%, 7/01/24	2,825,000	3,361,100
Refunding, AGMC Insured, 5.00%, 7/01/25	2,965,000	3,523,902
Berkeley County Utility Revenue,
Combined Utility System, Refunding, 5.00%, 6/01/25	3,665,000	4,424,498
Combined Utility System, Refunding, 5.00%, 6/01/26	1,700,000	2,043,638
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School
District of Pickens County Project, AGMC Insured, Pre-Refunded, 5.00%, 12/01/18.	5,000,000	5,108,450
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%,
8/01/22	6,000,000	6,615,180
South Carolina State Transportation Infrastructure Bank Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/25	12,935,000	15,459,524
Refunding, Series B, AGMC Insured, 5.00%, 10/01/26	13,440,000	16,063,085
		62,887,150
Tennessee 0.9%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22.	15,805,000	19,037,122
Metropolitan Government of Nashville and Davidson County GO, Improvement, Series A, Pre-Refunded,
5.00%, 1/01/26	5,000,000	6,134,350
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/26	1,675,000	2,045,862
Refunding, 5.00%, 7/01/27	1,800,000	2,195,856
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
Refunding, Series B, 5.00%, 11/01/28	8,180,000	10,299,520
		39,712,710
Texas 10.0%
Austin Water and Wastewater System Revenue,
[a] Refunding, 5.00%, 11/15/29	3,000,000	3,783,540
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/26	4,835,000	5,838,601
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/27	4,000,000	4,816,680
[a] Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/30	5,340,000	6,717,667
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/28	5,000,000	6,019,100
Board of Regents of the University of Houston System Revenue, Consolidated, Refunding, Series A,
5.00%, 2/15/27	5,000,000	5,808,500

|30

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Clear Creek ISD,
GO, Refunding, Series A, 5.00%, 2/15/25	$11,370,000	$13,477,429
GO, Refunding, Series A, 5.00%, 2/15/26	12,060,000	14,288,085
Dallas County Utility and Reclamation District GO,
Refunding, Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,114,873
Refunding, Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,263,423
Dallas Waterworks and Sewer System Revenue,
AMBAC Insured, Pre-Refunded, 4.50%, 10/01/19.	2,805,000	2,946,765
Refunding, AMBAC Insured, 4.50%, 10/01/19	7,195,000	7,546,835
Dallas/Fort Worth International Airport Revenue,
Joint, Refunding, Series A, 5.00%, 11/01/23	1,500,000	1,527,120
Joint, Refunding, Series A, 5.00%, 11/01/24	1,000,000	1,018,030
Joint, Refunding, Series D, 5.25%, 11/01/27	5,000,000	6,168,300
Joint, Refunding, Series D, 5.25%, 11/01/28	2,100,000	2,577,645
El Paso ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/27	5,460,000	6,753,474
GO, Refunding, PSF Guarantee, 5.00%, 8/15/28	2,500,000	3,085,825
Fort Worth GO,
General Purpose, Refunding and Improvement, 5.00%, 3/01/25.	6,000,000	7,120,380
General Purpose, Refunding and Improvement, 5.00%, 3/01/26.	6,790,000	8,053,823
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/22 .	4,165,000	4,282,661
Harris County MTA Revenue,
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/26	2,000,000	2,483,340
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/27	2,000,000	2,460,600
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/28	2,000,000	2,450,200
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	11,398,100
Houston ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29	10,000,000	12,552,700
Houston Utility System Revenue,
Combined, first lien, Refunding, Series C, 5.00%, 5/15/24	5,000,000	6,226,300
Combined, first lien, Refunding, Series C, 5.00%, 5/15/26	19,690,000	24,222,835
first lien, Refunding, Series B, 5.00%, 11/15/29	10,000,000	12,590,500
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/24	6,000,000	6,988,860
LCRA Transmission Services Corp. Project, Refunding, Series B, 5.00%, 5/15/24	10,620,000	12,370,282
North Texas Tollway Authority Revenue,
[a] Refunding, Series A, 5.00%, 1/01/28	6,500,000	8,007,090
Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	14,183,520
Northwest ISD,
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	4,815,000	5,945,755
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29	7,015,000	8,637,219
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured, 4.95%,
3/01/18	15,000,000	15,850,050
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	6,315,678
San Antonio Electric and Gas Systems Revenue,
Refunding, 5.25%, 2/01/25	27,000,000	34,663,410
Refunding, 5.00%, 2/01/27	10,415,000	13,136,856
San Antonio Water System Revenue,
junior lien, Refunding, Series A, 5.00%, 5/15/24	1,500,000	1,873,545
junior lien, Refunding, Series A, 5.00%, 5/15/26	2,200,000	2,712,908
junior lien, Refunding, Series A, 5.00%, 5/15/28	2,000,000	2,436,540
junior lien, Refunding, Series A, 5.00%, 5/15/29	1,000,000	1,214,390

|31

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Texas State Transportation Commission Revenue,
first tier, Refunding, Series A, 5.00%, 4/01/23	$20,000,000	$24,628,400
first tier, Refunding, Series A, 5.00%, 4/01/24	20,000,000	25,117,800
first tier, Refunding, Series A, 5.00%, 4/01/25	20,000,000	25,017,200
Trinity River Authority Revenue,
Refunding, 5.00%, 2/01/26	3,500,000	4,428,725
Refunding, 5.00%, 2/01/28	3,000,000	3,736,290
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement,
Series A, 5.25%, 11/01/22	5,000,000	5,230,600
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement,
Series A, 5.25%, 11/01/23	5,000,000	5,221,350
University of Texas Permanent University Fund Revenue, Series B, 5.00%, 7/01/27	10,000,000	12,404,100
Williamson County GO,
Refunding, 5.00%, 2/15/23	6,235,000	7,496,340
Refunding, 5.00%, 2/15/25	13,780,000	16,508,991
		461,719,230
Utah 0.5%
Utah State Board of Regents Student Loan Revenue,
Refunding, Series EE-2, 5.00%, 11/01/20	9,000,000	10,406,250
Refunding, Series EE-2, 5.00%, 11/01/21	9,000,000	10,385,370
		20,791,620
Virginia 3.6%
Norfolk Water Revenue,
Refunding, 5.00%, 11/01/24	6,145,000	7,384,139
Refunding, 5.00%, 11/01/25	6,000,000	7,213,680
Virginia Beach Development Authority Public Facility Revenue,
Refunding, Series B, 5.00%, 8/01/19	12,635,000	14,144,883
Refunding, Series B, 5.00%, 8/01/20	13,450,000	15,470,997
Virginia College Building Authority Educational Facilities Revenue, Series A, 5.00%, 2/01/25	13,080,000	16,263,541
Virginia State College Building Authority Educational Facilities Revenue,
[a] 21st Century College and Equipment Programs, Refunding, Series B, 4.00%, 2/01/29	16,745,000	19,213,715
21st Century College and Equipment Programs, Series D, 5.00%, 2/01/25	7,405,000	9,378,803
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution, Refunding, Series B,
5.00%, 8/01/23	8,535,000	10,582,120
Virginia State Public School Authority School Financing Revenue,
Series C, 5.00%, 8/01/26	4,335,000	5,405,745
Series C, 5.00%, 8/01/27	4,460,000	5,519,562
Virginia State Resources Authority Clean Water Revenue,
Revolving Fund, Refunding, 5.00%, 10/01/27.	5,825,000	7,390,236
Revolving Fund, Refunding, 5.00%, 10/01/28.	11,950,000	15,079,346
Revolving Fund, Refunding, Series B, 5.00%, 10/01/26	26,155,000	32,876,312
		165,923,079
Washington 2.7%
Energy Northwest Electric Revenue,
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/22	3,250,000	3,931,493
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	3,500,000	4,309,060
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/24	1,250,000	1,567,600

|32

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Washington (continued)
King County School District No. 403 Renton GO,
Refunding, 5.00%, 12/01/26	$3,280,000	$4,136,769
Refunding, 5.00%, 12/01/27	3,500,000	4,376,400
Refunding, 5.00%, 12/01/28	4,000,000	4,974,320
King County Sewer Revenue,
Refunding, Series B, 5.00%, 7/01/25	1,200,000	1,523,604
Refunding, Series B, 5.00%, 7/01/26	1,200,000	1,503,864
Refunding, Series B, 5.00%, 7/01/27	1,900,000	2,360,009
Refunding, Series B, 5.00%, 7/01/28	3,050,000	3,770,319
Refunding, Series B, 5.00%, 7/01/29	2,600,000	3,200,886
Seattle Drain and Wastewater Revenue,
Refunding, 5.00%, 5/01/24	5,230,000	6,577,300
Refunding, 5.00%, 5/01/25	5,500,000	6,879,675
Refunding, 5.00%, 5/01/26	2,995,000	3,711,164
Refunding, 5.00%, 5/01/27	3,150,000	3,856,293
Seattle Municipal Light and Power Revenue,
Refunding and Improvement, Series B, 5.00%, 2/01/19	6,805,000	7,527,419
Refunding and Improvement, Series B, 5.00%, 2/01/20	7,000,000	7,976,920
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	36,882,846
Various Purpose, Series D, 5.00%, 2/01/25	13,955,000	16,604,496
		125,670,437
Wisconsin 0.3%
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24.	10,000,000	12,019,300
U.S. Territories 0.3%
Guam 0.1%
Guam Government Limited Obligation Revenue,
Section 30, Series A, 5.50%, 12/01/18	1,540,000	1,692,260
Section 30, Series A, 5.50%, 12/01/19	1,025,000	1,159,951
		2,852,211
Puerto Rico 0.2%
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, NATL Insured, 5.00%,
7/01/24	10,000,000	10,165,700
Total U.S. Territories		13,017,911
Total Municipal Bonds before Short Term Investments (Cost $4,000,121,487)		4,294,795,350

Short Term Investments 5.8%
Municipal Bonds 5.8%
Colorado 0.1%
[b] Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond
Program, Series A-12, Daily VRDN and Put, 0.38%, 2/01/38.	5,050,000	5,050,000
Connecticut 1.2%
[b] Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue, Series V-1,
Daily VRDN and Put, 0.25%, 7/01/36	42,675,000	42,675,000
[b] Connecticut State HFA Housing Mortgage Finance Program Revenue, Refunding, Series C, Sub Series
C-2, Daily VRDN and Put, 0.38%, 11/15/36.	13,935,000	13,935,000
		56,610,000

|33

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Municipal Bonds (continued)
Georgia 0.9%
[b] Appling County Development Authority PCR, Georgia Power Co. Plant Hatch Project, Refunding, Daily
VRDN and Put, 0.40%, 9/01/41	$10,000,000	$10,000,000
[b] Burke County Development Authority PCR,
Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN and Put, 0.38%,
7/01/49	16,050,000	16,050,000
Georgia Power Co. Plant Vogtle Project, Second Series, Daily VRDN and Put, 0.40%, 10/01/32	16,300,000	16,300,000
		42,350,000
Louisiana 0.1%
[b] Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage,
ACES, Refunding, Series A, Daily VRDN and Put, 0.35%, 9/01/17	3,200,000	3,200,000
Maryland 0.6%
[b] Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and
Put, 0.34%, 6/01/26	25,035,000	25,035,000
Massachusetts 0.7%
[b] Massachusetts State GO, Consolidated Loan, Refunding, Series A, Daily VRDN and Put, 0.32%, 3/01/26 .	33,200,000	33,200,000
Minnesota 0.4%
[b] Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Health Care Facilities,
Children’s Hospitals and Clinics, Series B, AGMC Insured, Daily VRDN and Put, 0.35%, 8/15/25	20,000,000	20,000,000
Missouri 0.1%
[b] Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis
University, Daily VRDN and Put, 0.35%, 7/01/32	4,945,000	4,945,000
North Carolina 1.7%
[b] The Charlotte-Mecklenburg Hospital Authority Health Care Revenue,
Carolinas HealthCare System, Refunding, Series B, Daily VRDN and Put, 0.31%, 1/15/38	50,880,000	50,880,000
Carolinas HealthCare System, Series H, Daily VRDN and Put, 0.35%, 1/15/45	26,210,000	26,210,000
		77,090,000
Total Short Term Investments (Cost $267,480,000)		267,480,000
Total Investments (Cost $4,267,601,487) 99.2%		4,562,275,350
Other Assets, less Liabilities 0.8%.		37,185,491
Net Assets 100.0%		$4,599,460,841

See Abbreviations on page 151.

aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|34

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 89.3%
Alabama 0.9%
Board of Trustees for Alabama State University Revenue, General Tuition and Fee, Assured Guaranty,
5.00%, 9/01/16	$730,000	$737,117
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series A,
5.25%, 9/01/36	1,000,000	1,085,910
Mobile IDBR,
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 10/02/18, 1.625%, 7/15/34	2,500,000	2,521,450
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/20/17, Series A, 1.65%, 6/01/34	5,000,000	5,030,500
		9,374,977
Arizona 1.2%
Phoenix Civic Improvement Corp. Transit Excise Tax Revenue, Light Rail Project, Refunding, 3.00%,
7/01/17	6,465,000	6,626,496
Pinal County Revenue,
Pledged Obligations, Refunding, 4.00%, 8/01/16	600,000	603,348
Pledged Obligations, Refunding, 5.00%, 8/01/17	1,140,000	1,196,441
Pledged Obligations, Refunding, 5.00%, 8/01/18	1,160,000	1,259,458
Tucson COP,
Refunding, AGMC Insured, 2.00%, 7/01/16	1,200,000	1,201,260
Refunding, AGMC Insured, 3.00%, 7/01/17	1,250,000	1,278,763
Refunding, AGMC Insured, 3.00%, 7/01/18	1,195,000	1,240,757
		13,406,523
Arkansas 0.5%
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 1.55%, 10/01/17	5,000,000	5,040,800
California 7.9%
California State Economic Recovery GO, Series A, Pre-Refunded, 5.00%, 7/01/22	8,000,000	8,028,720
California State Health Facilities Financing Authority Revenue,
St. Joseph Health System, Mandatory Put 10/15/19, Series C, 5.00%, 7/01/43	3,250,000	3,671,200
St. Joseph Health System, Mandatory Put 10/15/20, Refunding, Series D, 5.00%, 7/01/43	5,000,000	5,801,250
California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.
Project, Mandatory Put 2/01/17, Series A, 1.125%, 2/01/39	5,000,000	5,008,050
California Statewide CDA Revenue,
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	2,000,000	2,001,420
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	1,000,690
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	5,880,000	5,885,115
Coachella Valley USD,
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/16.	1,110,000	1,116,438
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/17.	1,220,000	1,267,189
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/18.	1,265,000	1,346,757
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/19.	1,330,000	1,448,623
Fremont UHSD Santa Clara County GO,
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/31	3,235,000	1,533,552
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/32	3,930,000	1,722,912
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/33	1,020,000	413,702
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/34	1,520,000	568,769
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/35	3,245,000	1,121,310
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/36	4,705,000	1,503,718
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/37	11,005,000	3,254,949
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/38	11,665,000	3,185,245
Capital Appreciation, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/39	12,290,000	3,095,236
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B, 5.00%,
12/01/18	20,000,000	22,042,400

Quarterly Statement of Investments | See Notes to Statements of Investments. | 35

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/18	$1,000,000	$1,084,390
Salinas UHSD, GO, BAN, Capital Appreciation, zero cpn., 8/01/20	5,000,000	4,664,150
San Diego USD, GO, Capital Appreciation, Series I, zero cpn., 7/01/17	1,000,000	991,430
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC
Insured, zero cpn., 6/01/18	810,000	794,675
Western Municipal Water District Facilities Authority Revenue, Mandatory Put 10/01/20, Refunding, Series
A, 1.50%, 10/01/39	3,250,000	3,237,780
		85,789,670
Colorado 1.1%
Dawson Ridge Metropolitan District No. 1 GO, Series A, ETM, zero cpn., 10/01/22	8,860,000	7,935,104
Douglas County School District No. Re-1 Douglas and Elbert Counties GO, Refunding, 5.00%, 12/15/18	2,800,000	3,090,612
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,170,371
		12,196,087
Connecticut 4.8%
Connecticut State Health and Educational Facilities Authority Revenue,
Miss Porter’s School Issue, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	3,415,000	3,426,884
Yale University Issue, Mandatory Put 2/01/17, Series T-2, 0.60%, 7/01/29	5,000,000	4,997,700
Yale University Issue, Mandatory Put 2/08/18, Series A-3, 0.875%, 7/01/49.	23,070,000	23,018,093
Yale University Issue, Mandatory Put 7/11/18, Refunding, Series A, 1.375%, 7/01/35	14,500,000	14,606,865
Yale University Issue, Mandatory Put 7/26/17, Series A, 0.80%, 7/01/48	6,500,000	6,497,010
		52,546,552
Florida 3.8%
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	5,000,000	5,232,800
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	8,000,000	8,412,080
High-Risk Account, senior secured, Series A-1, Assured Guaranty, 5.50%, 6/01/16	5,000,000	5,000,000
Florida State Board of Education Lottery Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/18.	11,480,000	11,635,669
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/16	2,000,000	2,028,620
[a] Lakeland Energy System Revenue, Refunding, Weekly FRN, 1.15%, 10/01/17	3,000,000	3,001,950
Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19.	2,385,000	2,692,259
Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project,
Mandatory Put 11/01/19, 1.75%, 9/01/27	2,000,000	2,009,920
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%,
6/01/16	1,580,000	1,580,000
		41,593,298
Georgia 2.8%
Burke County Development Authority PCR,
Georgia Power Co. Plant Vogtle Project, Mandatory Put 6/01/17, First Series, 1.75%, 12/01/49	5,000,000	5,037,000
Georgia Power Co. Plant Vogtle Project, Mandatory Put 6/01/17, Second Series, 1.75%, 12/01/49	5,000,000	5,037,000
Cobb County Development Authority Revenue, Georgia Waste Management Project, Mandatory Put
10/01/19, Series A, 1.875%, 4/01/33	2,500,000	2,533,550
Georgia State GO,
Refunding, Series C, 5.00%, 7/01/21	2,350,000	2,459,345
Series G, 5.00%, 10/01/17.	10,000,000	10,152,800
Monroe County Development Authority PCR, Gulf Power Co. Project, Mandatory Put 6/21/17, First
Series, 1.70%, 6/01/49	5,000,000	5,039,600
		30,259,295
Idaho 0.1%
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	1,480,000	1,584,740

|36

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois 6.4%
Chicago Housing Authority Capital Program Revenue,
AGMC Insured, ETM, 5.00%, 7/01/16	$5,000,000	$5,016,800
AGMC Insured, Pre-Refunded, 5.00%, 7/01/19	7,455,000	7,480,049
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured, 5.50%, 1/01/17	1,000,000	1,024,850
Franklin Park GO, Cook County, Alternative Revenue Source, Refunding, Series A, BAM Insured, 4.00%,
7/01/17	1,010,000	1,043,502
Homer Glen Village GO, Will and Cook Counties, Series A, 4.00%, 12/01/18	1,000,000	1,063,520
Illinois State Educational Facilities Authority Revenue, University of Chicago, Mandatory Put 2/01/19,
1.65%, 7/01/25	10,000,000	10,080,700
Illinois State GO, AGMC Insured, 5.00%, 9/01/16	9,000,000	9,030,510
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/17	5,000,000	5,216,200
Illinois State Toll Highway Authority Revenue, Senior, Refunding, Series B, 5.00%, 12/01/17.	10,000,000	10,615,000
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Illinois Department of
Employment Security, Series B, 5.00%, 12/15/17	6,000,000	6,145,260
Mount Vernon GO,
Jefferson County, AGMC Insured, 3.00%, 12/15/17	1,430,000	1,473,415
Jefferson County, AGMC Insured, 3.00%, 12/15/18	1,475,000	1,530,917
Regional Transportation Authority Revenue, Series A, NATL Insured, 5.00%, 7/01/21	5,410,000	5,428,394
Southwestern Development Authority Revenue, Local Government Program, Edwardsville Community
Unit School District No. 7 Project, Refunding, AGMC Insured, 5.25%, 12/01/20	4,475,000	4,747,438
		69,896,555
Indiana 1.2%
Decatur Township Multi-School Building Corp. Revenue, first mortgage, Series B, Refunding, AGMC
Insured, 3.50%, 1/15/23	10,000,000	10,115,400
Indiana Health Facilities Financing Authority Revenue, Ascension Health, Mandatory Put 8/01/17, Series
A-5, 2.00%, 11/01/27	3,280,000	3,326,150
		13,441,550
Kansas 0.5%
[a] Kansas State Department of Transportation Highway Revenue, Refunding, Series B-5, Monthly FRN,
0.694%, 9/01/19	5,700,000	5,677,713
Kentucky 0.7%
Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Series A,
Mandatory Put 8/01/19, 2.20%, 2/01/35	7,000,000	7,111,510
Louisiana 0.6%
England District Sub-District No. 1 Revenue, Economic Development Project, Refunding, 5.00%, 8/15/16 .	2,505,000	2,527,420
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Refunding, 5.00%, 6/01/17	3,500,000	3,641,050
		6,168,470
Maryland 2.1%
[a] Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put 7/01/18,
Series A, Weekly FRN, 1.65%, 7/01/34.	6,000,000	6,003,120
Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding, 5.00%,
5/01/19	7,500,000	8,383,800
Maryland State GO, State and Local Facilities Loan of 2013, Refunding, First Series B, 4.50%, 8/01/19	8,000,000	8,900,800
		23,287,720
Massachusetts 2.6%
Massachusetts State Development Finance Agency Revenue,
Boston University Issue, Refunding, Series Z-1, 1.50%, 8/01/19.	7,000,000	7,095,480
Dominion Energy Brayton Point Issue, Recovery Zone Facility, Mandatory Put 9/01/16, Series A,
Pre-Refunded, 2.25%, 12/01/41	2,260,000	2,269,017

|37

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program,
Series A, 5.00%, 6/15/19	$11,370,000	$12,743,610
Massachusetts State Health and Educational Facilities Authority Revenue, Amherst College Issue,
Mandatory Put 12/01/17, Series H, 0.80%, 11/01/33	4,000,000	3,989,360
Massachusetts State HFAR, Multifamily Conduit-Wood Ridge Homes Project, Mandatory Put 6/01/17,
Series A, 1.05%, 12/01/17	2,800,000	2,801,932
		28,899,399
Michigan 2.8%
Detroit GO, Distributable State Aid, 5.00%, 11/01/16	6,120,000	6,171,163
Jackson GO, Downtown Development, Capital Appreciation, AGMC Insured, zero cpn., 6/01/16	1,370,000	1,370,000
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I-A, 5.00%, 10/15/17	1,500,000	1,588,410
Michigan State Finance Authority Revenue,
Refunding, Unemployment Obligation Assessment, Series B, 5.00%, 7/01/20	10,000,000	11,199,600
School District of the City of Detroit, Refunding, 5.00%, 6/01/16	1,600,000	1,600,000
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Series W, ETM, 5.25%, 8/01/17	7,000,000	7,367,570
Western Townships Utilities Authority Revenue, Sewage Disposal System, Refunding, 3.00%, 1/01/17	1,000,000	1,012,250
		30,308,993
Minnesota 1.6%
Circle Pines ISD No. 12 GO, School Building, Minnesota School District Credit Enhancement Program,
Capital Appreciation, Series A, zero cpn., 2/01/19	650,000	630,467
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,657,307
Lake Superior ISD No. 381 GO, Refunding, Series A, 3.00%, 10/01/17	1,060,000	1,092,871
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, Refunding, Series B, NATL
Insured, 5.00%, 1/01/23	5,925,000	6,074,784
Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Refunding,
Series 8-M, 4.00%, 4/01/17	1,115,000	1,144,748
Otsego GO, Water and Sewer, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,009,240
St. Paul Housing and RDA Health Care Facility Revenue, HealthPartners Obligated Group Project,
Pre-Refunded, 5.25%, 5/15/36	3,000,000	3,064,530
		17,673,947
Missouri 2.4%
Missouri State Regional Convention and Sports Complex Authority Revenue, Convention and Sports
Facilities Project, Refunding, Series A, 5.00%, 8/15/17	6,160,000	6,477,425
Platte County School District Park Hill GO,
Missouri Direct Deposit Program, Refunding, 2.00%, 3/01/17	8,765,000	8,857,909
Missouri Direct Deposit Program, Refunding, 3.00%, 3/01/18	9,245,000	9,608,051
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, Refunding, 3.00%, 3/01/17	1,500,000	1,527,030
		26,470,415
Nevada 4.3%
Clark County School District GO,
Building, Series B, AMBAC Insured, 5.00%, 6/15/20	12,250,000	12,764,133
Building, Series C, Pre-Refunded, 5.00%, 6/15/23	9,920,000	10,531,667
Nevada State GO, Capital Improvement and Cultural Affairs, Series C, Pre-Refunded, 5.00%, 6/01/20	7,115,000	7,712,518
Truckee Meadows Water Authority Water Revenue, Refunding, AGMC Insured, 4.25%, 7/01/21	15,010,000	15,544,656
		46,552,974
New Hampshire 0.3%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	2,835,426

|38

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey 4.5%
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
Management Inc. Project, Mandatory Put 12/01/17, Refunding, Series A, 2.125%, 12/01/29	$3,000,000	$3,046,800
Jersey City GO,
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%,
8/01/18	2,000,000	2,121,300
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%,
8/01/19	1,330,000	1,441,707
New Jersey EDA Revenue,
School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	3,720,000	3,803,588
School Facilities Construction, Series DD-1, ETM, 5.00%, 12/15/16	6,280,000	6,428,585
[a] School Facilities Construction, Series H, Weekly FRN, 1.30%, 2/01/17	3,000,000	2,979,870
New Jersey Environmental Infrastructure Trust Revenue, Series A, Pre-Refunded, 5.00%, 9/01/22	3,120,000	3,154,940
New Jersey State GO,
5.00%, 6/01/18	5,990,000	6,427,390
Refunding, Series Q, 5.00%, 8/15/18	15,885,000	17,155,323
Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,269,169
Rutgers State University GO, The State University of New Jersey, Refunding, Series J, 5.00%, 5/01/17	1,000,000	1,039,170
		48,867,842
New Mexico 2.1%
Farmington PCR, Southern California Edison, Mandatory Put 4/01/20, Refunding, Series A, 1.875%,
4/01/29	9,000,000	9,122,310
New Mexico State Severance Tax Revenue, Series A, Pre-Refunded, 4.00%, 7/01/20	11,640,000	12,378,558
Taos County Gross Receipts Tax Revenue,
County Education Improvement, BAM Insured, 3.00%, 4/01/17	750,000	759,892
County Education Improvement, BAM Insured, 3.50%, 4/01/19	1,000,000	1,048,340
		23,309,100
New York 11.4%
Beekmantown CSD, GO, Refunding, AGMC Insured, 2.00%, 6/15/16.	1,075,000	1,075,645
East Meadow Union Free School District GO,
Nassau County, Refunding, 4.00%, 8/15/16	1,000,000	1,006,910
Nassau County, Refunding, 4.00%, 8/15/17	1,000,000	1,039,600
Freeport GO, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	2,114,688
MTA Service Contract Revenue, Transportation Facilities, Series O, ETM, 5.50%, 7/01/17	9,220,000	9,583,084
New York City GO,
Fiscal 2006, Refunding, Series G, 5.25%, 8/01/16	9,010,000	9,081,449
Fiscal 2008, Refunding, Series A-1, 5.00%, 8/01/19	20,000,000	20,990,200
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/20	7,000,000	8,073,310
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 1, 5.00%, 1/15/19	4,000,000	4,259,240
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 4.00%, 2/15/18	2,200,000	2,321,682
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Series C, Pre-Refunded, 5.00%, 12/15/18	6,165,000	6,308,521
General Purpose, Refunding, Series A, 5.00%, 12/15/19.	6,095,000	6,941,596
New York State GO, Series A, 5.00%, 3/01/18	1,130,000	1,166,612
New York State Power Authority Revenue, Refunding, Series A, 2.00%, 11/15/16	12,780,000	12,858,469
New York Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%,
5/01/19	15,000,000	16,698,750
Patchogue-Medford Union Free School District GO, Refunding, Series B, 3.00%, 7/01/16	1,000,000	1,002,080
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, ETM, 5.00%,
10/01/16	9,910,000	10,058,154

|39

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Suffolk County EDC Revenue,
Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/16	$1,250,000	$1,254,463
Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/17	3,000,000	3,131,280
Yonkers GO, Refunding, Series D, AGMC Insured, 5.00%, 8/01/19	4,720,000	5,277,762
		124,243,495
North Carolina 0.9%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,667,625
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A, Assured Guaranty,
Pre-Refunded, 5.25%, 1/01/19	2,350,000	2,515,158
		10,182,783
Ohio 3.4%
Akron COP, District Energy Project, 2.75%, 12/01/16	495,000	500,123
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series
A, 5.00%, 2/15/20	7,000,000	7,935,270
Butler County GO, Various Purpose, Refunding, 3.00%, 12/01/16	500,000	506,115
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19	3,000,000	3,396,690
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	8,586,878
Cleveland Public Power System Revenue,
Refunding, Series A-1, NATL Insured, 5.00%, 11/15/20	2,370,000	2,417,756
Series A-1, NATL Insured, Pre-Refunded, 5.00%, 11/15/20	2,630,000	2,682,390
Marysville Wastewater Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,125,640
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 5.00%, 11/15/17	5,750,000	6,110,353
Ohio State Higher Educational Facility Commission Revenue, Case Western Reserve University Project,
4.00%, 12/01/17	2,225,000	2,333,958
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities
Construction and Improvement, 3.00%, 12/01/16	1,265,000	1,280,344
		36,875,517
Oklahoma 0.7%
Cleveland County Educational Facilities Authority Educational Facilities Lease Revenue, Norman Public
Schools Project, 5.00%, 7/01/17	3,040,000	3,175,037
Oklahoma County ISD No. 89 GO, Oklahoma City School District, 2.00%, 7/01/16	4,195,000	4,199,992
		7,375,029
Pennsylvania 5.2%
Hempfield Area School District Westmoreland County GO,
Refunding, 3.00%, 10/15/16	965,000	973,424
Refunding, 4.00%, 10/15/17	1,615,000	1,685,995
Lancaster Area Sewer Authority Revenue,
BAM Insured, 4.00%, 4/01/17	3,565,000	3,656,514
BAM Insured, 5.00%, 4/01/18	3,500,000	3,765,510
[a] Pennsylvania State Turnpike Commission Turnpike Revenue, Series B, Weekly FRN, 1.55%, 12/01/19	5,000,000	5,043,050
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Tenth Series, AGMC Insured, 3.50%, 7/01/16	6,190,000	6,201,761
1998 General Ordinance, Refunding, Tenth Series, AGMC Insured, 4.00%, 7/01/17	4,795,000	4,943,549
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	10,503,600
Philadelphia School District GO,
Refunding, Series C, 5.00%, 9/01/16	2,630,000	2,654,459
Refunding, Series C, 5.00%, 9/01/17	2,750,000	2,865,720
Pittsburgh School District GO, Refunding, Series A, 4.00%, 9/01/17	4,250,000	4,416,387

|40

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Reading School District GO,
Refunding, Series A, 5.00%, 4/01/17	$1,475,000	$1,511,477
Refunding, Series A, 5.00%, 4/01/18	4,035,000	4,258,539
Series A, ETM, 5.00%, 4/01/17	3,025,000	3,132,902
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series A,
Assured Guaranty, ETM, 5.00%, 7/01/16	1,325,000	1,329,505
		56,942,392
Rhode Island 1.3%
Rhode Island State and Providence Plantations GO,
Consolidated Capital Development Loan, Refunding, Series A, 2.00%, 8/01/16	7,585,000	7,603,887
Consolidated Capital Development Loan, Refunding, Series A, 5.00%, 8/01/18	6,290,000	6,847,734
		14,451,621
Texas 6.2%
Austin GO, Travis Williamson and Hays Counties, Refunding, 4.00%, 9/01/18	1,500,000	1,605,855
Austin HFC, MFHR, The Timbers Apartments Project, 0.70%, 4/01/17.	6,950,000	6,940,270
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, Series A, 4.00%, 11/15/16	600,000	609,372
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/17	500,000	531,110
Bexar County GO, Certificates of Obligation, Combination Flood Control Tax and Revenue, AGMC
Insured, Pre-Refunded, 5.25%, 6/15/27	5,035,000	5,043,006
Brock ISD, GO, Capital Appreciation, PSF Guarantee, ETM, zero cpn., 8/15/16	460,000	459,531
Brownsville Utilities System Revenue,
Refunding, 5.00%, 9/01/16	1,500,000	1,515,900
Refunding, 5.00%, 9/01/17	1,000,000	1,051,760
Cypress-Fairbanks ISD, GO, Refunding, PSF Guarantee, 4.25%, 2/15/20.	5,780,000	5,918,431
Dallas Area Rapid Transit Sales Tax Revenue, senior lien, AMBAC Insured, Pre-Refunded, 4.50%,
12/01/24	6,720,000	6,850,905
Dallas/Fort Worth International Airport Revenue, Joint, Refunding, Series D, 5.00%, 11/01/17	2,000,000	2,121,120
Fort Bend ISD, GO, Refunding, Series C, PSF Guarantee, 3.00%, 2/15/17	5,000,000	5,085,450
Leander ISD, GO, Williamson and Travis Counties, Capital Appreciation, Series D, Refunding, PSF
Guarantee, zero cpn., 8/15/16	1,000,000	998,960
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
CHRISTUS Health, Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	1,085,000	1,138,686
CHRISTUS Health, Series A, Assured Guaranty, Pre-Refunded, 5.75%, 7/01/18	10,000	10,041
Texas State A&M University System Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	6,566,974
Texas State PFAR,
Southern University Financing System, Refunding, BAM Insured, 5.00%, 11/01/16	2,000,000	2,030,640
Unemployment Compensation Obligation Assessment, Refunding, Series B, 4.00%, 7/01/17	7,420,000	7,570,032
Texas State Transportation Commission Revenue, State Highway Fund, first tier, Refunding, Series A,
5.00%, 4/01/19	5,000,000	5,571,050
Wylie ISD,
GO, Collin County, Capital Appreciation, Refunding, PSF Guarantee, zero cpn., 8/15/16	2,535,000	2,531,933
GO, Collin County, Capital Appreciation, Refunding, PSF Guarantee, zero cpn., 8/15/17	3,775,000	3,740,346
		67,891,372
Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,454,222
Washington 2.5%
King and Snohomish Counties School District No. 417 Northshore GO, Refunding, 2.00%, 12/01/16	12,715,000	12,805,277
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,372,829
King County Sewer Revenue, junior lien, Mandatory Put 11/16/16, Refunding, Series A, 2.00%, 1/01/46	10,000,000	10,061,800

|41

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Washington (continued)
Snohomish County Everett School District No. 2 GO, Refunding, 4.00%, 12/01/17.	$2,400,000	$2,515,320
		27,755,226
Wisconsin 0.5%
Wisconsin State GO, Refunding, Series 4, 5.00%, 5/01/19	5,000,000	5,587,700
Wyoming 1.9%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
5.00%, 12/15/17.	5,370,000	5,696,013
4.00%, 6/15/18	4,510,000	4,705,509
2.125%, 12/15/18	580,000	585,034
5.00%, 12/15/18.	9,000,000	9,539,280
		20,525,836
Total Municipal Bonds before Short Term Investments (Cost $966,380,686)		975,578,749

Short Term Investments 10.0%
Municipal Bonds 10.0%
Alaska 0.7%
Anchorage GO,
General Purpose, Refunding, Series B, 2.00%, 9/01/16.	4,125,000	4,140,180
Schools, Refunding, Series D, 2.00%, 9/01/16	1,260,000	1,264,637
Schools, Series C, 2.00%, 9/01/16	2,095,000	2,102,709
		7,507,526
California 1.2%
Riverside County Teeter Obligation Revenue, Notes, Refunding, Series D, 2.00%, 10/12/16	10,000,000	10,053,900
San Diego USD, GO, Capital Appreciation, Series I, zero cpn., 7/01/16	3,350,000	3,347,822
		13,401,722
Georgia 0.5%
[b] Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Second Series, Daily
VRDN and Put, 0.40%, 10/01/32	5,400,000	5,400,000
Kentucky 1.9%
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System,
Subordinated, BAN, Refunding, 5.00%, 11/22/16	20,000,000	20,406,400
Minnesota 0.7%
[c] Minneapolis GO, Various Purpose, 1.00%, 12/01/16	4,350,000	4,360,527
Minneapolis Revenue, National Marrow Donor Program Project, ETM, 5.00%, 8/01/16	3,720,000	3,746,821
		8,107,348
Missouri 0.5%
Jackson County Reorganized School District No. 4 Blue Springs GO, Direct Deposit Program, Refunding,
3.00%, 3/01/17	1,520,000	1,547,390
[d] Ladue School District GO, St. Louis County, 4.00%, 3/01/17	3,600,000	3,688,344
		5,235,734
New Hampshire 0.6%
Merrimack County GO, TAN, 1.75%, 12/29/16.	6,375,000	6,413,059
New York 2.1%
MTA Revenue, BAN, Transportation, Subseries B1-F, 0.50%, 8/01/16	10,000,000	10,000,000
New York City Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2015, Subordinate,
Refunding, Series C, 3.00%, 11/01/16	13,000,000	13,135,980
		23,135,980

|42

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Ohio 0.1%
Cuyahoga County Excise Tax Revenue, Excise Tax, Sports Facilities Improvement Project, 3.00%,
12/01/16	$850,000	$860,056
Oregon 1.6%
Oregon State GO, Full Faith and Credit Tax, Series A, 2.00%, 9/15/16	18,000,000	18,077,040
Utah 0.1%
Nebo School District GO, Utah County, Refunding, 5.00%, 7/01/16	1,025,000	1,028,762
Total Short Term Investments (Cost $109,589,956)		109,573,627
Total Investments (Cost $1,075,970,642) 99.3%		1,085,152,376
Other Assets, less Liabilities 0.7%.		8,062,249
Net Assets 100.0%		$1,093,214,625

See Abbreviations on page 151.

aThe coupon rate shown represents the rate at period end.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
cSecurity purchased on a delayed delivery basis.
dSecurity purchased on a when-issued basis.

|43

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Florida Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.2%
Florida 92.4%
Alachua County Health Facilities Authority Health Facilities Revenue,
Shands Healthcare Project, Series D-1, Pre-Refunded, 6.50%, 12/01/19.	$1,215,000	$1,384,079
Shands Healthcare Project, Series D-1, Pre-Refunded, 6.75%, 12/01/22.	1,000,000	1,145,320
Shands Healthcare Project, Series D-2, Pre-Refunded, 6.75%, 12/01/30.	5,000,000	5,726,600
Brevard County Health Facilities Authority Health Facilities Revenue,
Health First Inc. Project, Refunding, 5.00%, 4/01/39	5,000,000	5,700,350
Health First Inc. Project, Series B, Pre-Refunded, 7.00%, 4/01/39	2,000,000	2,331,880
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34	2,200,000	2,423,696
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,257,550
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,964,850
City of Winter Park Water and Sewer Revenue, Refunding and Improvement, 5.00%, 12/01/34.	2,000,000	2,238,160
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,255,860
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%, 11/01/28	2,860,000	3,213,925
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39	5,000,000	5,973,150
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 7/01/35	10,000,000	11,301,200
Escambia County Health Facilities Authority Health Facility Revenue,
Baptist Hospital Inc. Project, Refunding, Series A, 5.75%, 8/15/29	7,195,000	8,301,591
Baptist Hospital Inc. Project, Series A, 6.00%, 8/15/36	11,000,000	12,754,060
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune Cookman University Inc. Project, Refunding, 5.375%, 7/01/32	3,500,000	4,006,100
Nova Southeastern University Project, 6.375%, 4/01/31	2,750,000	3,278,605
Rollins College Project, 5.00%, 12/01/37	10,000,000	11,311,000
University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42	2,000,000	2,276,700
Florida State Board of Education Public Education GO,
Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	15,000,000	19,524,000
Capital Outlay, Series A, 5.50%, 6/01/38	10,000,000	10,944,600
Capital Outlay, Series H, 5.00%, 6/01/40	7,295,000	8,248,019
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26.	10,000,000	11,961,600
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%,
10/01/40	5,000,000	5,768,000
Florida State Mid-Bay Bridge Authority Revenue,
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	6,431,345
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,546,900
Exchangeable, Series D, ETM, 6.10%, 10/01/22.	3,545,000	4,402,571
first senior lien, Refunding, Series A, 5.00%, 10/01/40	5,000,000	5,592,250
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,319,280
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	3,750,000	4,397,625
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	950,000	1,028,727
All-Requirements Power Supply Project, Series A, Pre-Refunded, 5.00%, 10/01/31	5,050,000	5,534,446
All-Requirements Power Supply Project, Series A, Pre-Refunded, 6.25%, 10/01/31	2,000,000	2,337,060
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,146,550
Florida State Turnpike Authority Revenue, Department of Transportation, Refunding, Series A, 5.00%,
7/01/35	5,000,000	5,258,850
Fort Lauderdale Water and Sewer Revenue,
NATL Insured, Pre-Refunded, 5.00%, 9/01/31	6,315,000	6,384,907
Pre-Refunded, 5.00%, 9/01/35	24,090,000	25,380,260
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,660,005

Quarterly Statement of Investments | See Notes to Statements of Investments. | 44

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Fort Pierce Utilities Authority Revenue,
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	$3,090,000	$2,824,106
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,293,309
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,650,386
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,528,631
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	2,029,158
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/39.	4,250,000	4,722,217
Series A, 5.00%, 10/01/39	5,000,000	5,687,750
Halifax Hospital Medical Center Hospital Revenue,
Daytona Beach, Refunding, 5.00%, 6/01/46	4,250,000	4,811,850
Daytona Beach, Series B-1, AGMC Insured, Pre-Refunded, 5.50%, 6/01/38	10,000,000	10,896,800
Refunding, 5.00%, 6/01/36	2,500,000	2,907,900
Refunding and Improvement, Series A, 5.00%, 6/01/38	3,305,000	3,305,000
Refunding and Improvement, Series A, Pre-Refunded, 5.00%, 6/01/38	8,090,000	8,090,000
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35.	10,000,000	10,026,000
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%,
12/20/18	440,000	441,650
Hillsborough County Aviation Authority Customer Facility Charge Revenue, Tampa International Airport,
Series A, 5.00%, 10/01/44.	5,000,000	5,803,800
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Series B, Assured Guaranty, 5.00%, 10/01/33	5,465,000	5,945,483
Tampa International Airport, Series B, Assured Guaranty, 5.00%, 10/01/38	6,725,000	7,271,003
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,092,410
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30.	2,000,000	2,356,200
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/45	12,300,000	14,005,764
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%,
11/15/42	2,100,000	2,351,580
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn.,
10/01/26	1,500,000	1,220,070
Melbourne Water and Sewer Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/22	1,785,000	1,539,687
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/26	4,500,000	3,281,850
Miami Beach RDA Tax Increment Revenue, City Center, Refunding, Series A, AGMC Insured, 5.00%,
2/01/40	5,000,000	5,727,600
Miami Beach Stormwater Revenue, 5.00%, 9/01/41	10,000,000	11,798,400
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,020,510
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,406,080
Miami Special Obligation Revenue,
Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,673,100
Street and Sidewalk Improvement Program, 5.625%, 1/01/39	15,000,000	16,474,500
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,636,300
Miami International Airport, Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,628,225
Miami International Airport, Refunding, Series B, 5.00%, 10/01/37	10,000,000	11,827,400
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	21,019,021
Miami-Dade County GO, Building Better Communities Program, Series B-1, Pre-Refunded, 5.75%, 7/01/33	5,000,000	5,507,850
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project,
Refunding, Series A, 6.125%, 8/01/42	4,000,000	4,672,960
Miami-Dade County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.375%, 2/01/34	5,000,000	5,585,600
Miami-Dade County School District GO, School, 5.00%, 3/15/43	2,465,000	2,789,690
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38.	10,000,000	11,959,900

|45

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	$15,000,000	$17,211,300
Miami-Dade County Water and Sewer System Revenue,
Assured Guaranty, 5.00%, 10/01/39	10,000,000	11,273,000
Refunding, Series A, 5.00%, 10/01/42	10,000,000	11,460,700
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43	5,000,000	5,832,250
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, Pre-Refunded, 5.00%, 7/01/36	8,000,000	8,028,160
Orange County Health Facilities Authority Hospital Revenue,
Orlando Health Inc., Refunding, Series A, 5.00%, 10/01/39	5,500,000	6,556,715
Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	11,215,000
Orlando Regional Healthcare, Series B, AGMC Insured, 5.00%, 12/01/32	2,995,000	3,249,216
Orlando Regional Healthcare, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	2,005,000	2,206,823
Orlando Regional Healthcare System, Series C, Pre-Refunded, 5.25%, 10/01/35	4,000,000	4,401,840
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	10,000,000	11,410,100
Orlando Tourist Development Tax Revenue, 6th Central Contact Payments, senior bond, Series A, Assured
Guaranty, 5.25%, 11/01/38	16,740,000	17,641,951
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series A, 5.00%, 7/01/35.	8,330,000	9,767,425
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	195,000	213,381
Series A, 5.00%, 7/01/40	5,000,000	5,630,500
Series C, 5.00%, 7/01/35	4,000,000	4,529,680
Series C, 5.00%, 7/01/40	2,755,000	3,102,405
Palm Beach County Public Improvement Revenue, Pre-Refunded, 5.00%, 5/01/33	1,000,000	1,079,690
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/25	5,000,000	5,537,150
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,567,600
Panama City Beach Utility Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	3,000,000	3,358,800
Port St. Lucie Utility System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	2,385,100
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	2,274,000
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,169,960
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,100,500
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
5.00%, 5/01/36	7,000,000	7,443,380
South Florida Water Management District COP, AMBAC Insured, Pre-Refunded, 5.00%, 10/01/31.	12,050,000	12,228,942
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	5,558,700
St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,554,191
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,200,507
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,646,040
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,756,751
Tampa Bay Water Regional Water Supply Authority Utility System Revenue,
5.00%, 10/01/38	10,000,000	11,900,000
Pre-Refunded, 5.00%, 10/01/34	8,000,000	8,770,160
Pre-Refunded, 5.00%, 10/01/38	14,340,000	15,720,512
Tampa Sports Authority Revenue,
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.05%, 10/01/20	1,565,000	1,735,319
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.10%, 10/01/26	2,695,000	3,374,814
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	175,000	178,915
University of North Florida FICO Capital Improvement Revenue, Student Union Project, NATL Insured,
5.00%, 11/01/32.	5,150,000	5,417,027
		721,209,915

|46

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 3.8%
Puerto Rico 3.8%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42.	$10,000,000	$5,900,000
Series XX, 5.25%, 7/01/40.	10,000,000	5,900,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority
Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,725,478
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	3,280,000
first subordinate, Series A-1, 5.25%, 8/01/43	8,000,000	3,223,200
first subordinate, Series C, 5.50%, 8/01/40	14,000,000	5,705,000
		29,733,678
Total Municipal Bonds (Cost $705,001,141) 96.2%		750,943,593
Other Assets, less Liabilities 3.8%		30,067,809
Net Assets 100.0%		$781,011,402

See Abbreviations on page 151.

|47

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)

Franklin Georgia Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 96.6%
Georgia 94.3%
[a] Athens-Clarke County Unified Government Development Authority Revenue,
Ugaref Central Precinct LLC Project, Refunding, 4.00%, 6/15/32	$2,180,000	$2,428,869
Ugaref Central Precinct LLC Project, Refunding, 5.00%, 6/15/33	2,000,000	2,441,860
Athens-Clarke County Unified Government Water and Sewerage Revenue,
Pre-Refunded, 5.625%, 1/01/33	10,000,000	11,201,200
Pre-Refunded, 5.50%, 1/01/38	5,000,000	5,584,700
Atlanta Airport General Revenue,
Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,243,280
Refunding, Series C, 6.00%, 1/01/30	6,000,000	7,222,560
Series A, 5.00%, 1/01/40	9,000,000	10,019,970
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/33	4,005,000	4,752,974
General, sub. lien, Refunding, Series A, 5.00%, 1/01/34	3,250,000	3,847,057
Atlanta and Fulton County Recreation Authority Revenue, Park Improvement, Refunding, Series A, 5.00%,
12/01/35	3,530,000	4,128,017
The Atlanta Development Authority Revenue,
Educational Facilities, Science Park LLC Project, Pre-Refunded, 5.00%, 7/01/32	3,000,000	3,124,980
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/40	7,750,000	9,331,465
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,943,130
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University
Commons Project Located on the Campus of Georgia State University, Pre-Refunded, 5.00%, 9/01/32	2,000,000	2,475,680
Atlanta GO, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/23	2,000,000	2,291,180
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC
Insured, 5.00%, 12/01/26.	1,140,000	1,165,422
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.00%, 12/01/23.	1,000,000	1,059,190
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/43	10,000,000	11,836,700
Series A, AGMC Insured, 5.50%, 11/01/27.	5,000,000	6,413,250
Series A, Pre-Refunded, 6.00%, 11/01/28	5,055,000	5,902,319
[b] Baldwin County Hospital Authority Revenue,
Oconee Regional Medical Center, 5.25%, 12/01/22	2,500,000	1,813,000
Oconee Regional Medical Center, 5.375%, 12/01/28	2,000,000	1,434,320
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC
Insured, 5.00%, 6/15/36	4,155,000	4,742,600
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project,
AGMC Insured, 5.00%, 7/01/40	5,000,000	5,658,500
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate
Foundation II LLC Project, 5.00%, 7/01/33	3,500,000	3,756,340
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC
Insured, 5.00%, 6/01/33	2,045,000	2,298,662
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing
Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,321,554
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series B, 5.50%, 1/01/33	5,000,000	5,305,800
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23.	5,000,000	5,469,250
Carroll City-County Hospital Authority Revenue,
Anticipation Certificates, Tanner Medical Center Inc. Project, 5.00%, 7/01/40	5,000,000	5,586,600
Anticipation Certificates, Tanner Medical Center Inc. Project, 5.00%, 7/01/41	2,000,000	2,342,460
Anticipation Certificates, Tanner Medical Center Inc. Project, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38	5,000,000	5,430,750

Quarterly Statement of Investments | See Notes to Statements of Investments. | 48

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Carrollton Payroll Development Authority Revenue, UWG Athletic Complex LLC Project, Anticipation
Certificates, Refunding, AGMC Insured, 5.00%, 6/15/37	$3,140,000	$3,628,301
Cherokee County School System GO, 5.00%, 2/01/33	3,000,000	3,643,230
Cherokee County Water and Sewerage Authority Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 8/01/35.	3,000,000	3,268,050
NATL Insured, 6.90%, 8/01/18	10,000	10,047
City of Gainesville Water and Sewerage Revenue, Refunding, 5.00%, 11/15/28	3,640,000	4,459,692
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Refunding, 5.00%,
1/01/32	2,000,000	2,273,280
Clayton County Development Authority Revenue, Tuff Archives LLC-Secretary of State of Georgia Project,
Refunding, 5.00%, 7/01/33	5,000,000	5,942,500
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC
Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	3,412,260
Clayton County Hospital Authority Revenue,
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.00%,
8/01/30	2,000,000	2,306,660
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.25%,
8/01/35	1,000,000	1,163,450
Clayton County Urban RDAR, Clayton County Project, Refunding, 5.00%, 2/01/28.	1,285,000	1,528,970
Cobb County Development Authority Student Housing Revenue, Kennesaw State University Real Estate
Foundations Projects, Senior, Refunding, Series A, 5.00%, 7/15/38	2,000,000	2,294,580
Cobb County Development Authority Student Recreation and Activities Center Revenue,
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/35	2,500,000	2,876,875
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/38	2,500,000	2,828,150
Columbus Water and Sewerage Revenue, Series A, 5.00%, 5/01/33	1,030,000	1,223,527
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,615,600
Dahlonega Water and Wastewater Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 9/01/30.	1,750,000	1,921,623
Series A, Assured Guaranty, Pre-Refunded, 5.50%, 9/01/37.	5,000,000	5,518,100
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, Pre-Refunded,
5.00%, 10/01/32	1,500,000	1,585,695
Decatur Urban RDAR, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	7,116,754
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35.	4,000,000	4,860,440
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	13,298,586
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue,
GGC Student Center LLC Project, 5.50%, 7/01/34	3,000,000	3,364,410
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,679,550
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children’s Healthcare of Atlanta Inc.
Project, Refunding, 5.25%, 11/15/39	5,000,000	5,632,200
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured, Pre-Refunded, 5.00%,
6/01/32	2,225,000	2,319,874
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,444,320
Floyd County Hospital Authority Revenue, Floyd Medical Center Project, Refunding, Series A, 4.00%,
7/01/43	7,735,000	8,271,190
Forsyth County School District GO, 5.00%, 2/01/28	1,500,000	1,838,430
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,182,600
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37.	3,075,000	3,487,788
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,408,440
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,937,010
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	5,000,000	5,995,700

|49

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Fulton County Development Authority Revenue, (continued)
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	$2,000,000	$2,394,520
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,200,200
Piedmont Healthcare Inc. Project, Refunding, 5.00%, 7/01/44	10,000,000	11,272,100
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.25%, 6/15/37.	5,000,000	5,524,150
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia
Healthcare Project, Series A, 5.375%, 2/15/40	5,000,000	5,514,100
Georgia School Boards Assn. Inc. COP, DeKalb County Public Schools Project, AMBAC Insured, 5.00%,
12/01/27	4,285,000	4,371,043
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,494,449
Georgia State HFAR, SFM, Series A, 3.80%, 12/01/37	5,000,000	5,170,200
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38.	3,000,000	3,288,150
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.00%, 6/15/34	5,000,000	5,517,950
Georgia State Municipal Assn. Inc. COP, Installment Sale Program, City Court of Atlanta Project, AMBAC
Insured, 5.25%, 12/01/26.	2,000,000	2,007,800
Georgia State Municipal Electric Authority Power Revenue,
Series GG, 5.00%, 1/01/39	7,000,000	7,941,640
Series W, 6.60%, 1/01/18	215,000	227,315
Georgia State Municipal Electric Authority Revenue, General Resolution Projects, sub. note, Refunding,
Series D, 5.50%, 1/01/26	5,000,000	5,450,650
Georgia State Municipal Gas Authority Revenue,
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/25.	2,500,000	2,987,925
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/26.	2,500,000	2,987,925
Glynn-Brunswick Memorial Hospital Authority Revenue,
Anticipation Certificates, Southeast Georgia Health System Project, Series A, 5.625%, 8/01/34	530,000	577,255
Anticipation Certificates, Southeast Georgia Health System Project, Series A, Pre-Refunded, 5.625%,
8/01/34	4,470,000	4,924,018
Griffin Combined Public Utility Revenue, Refunding, AGMC Insured, 5.00%, 1/01/24	2,525,000	2,991,393
Gwinnett County Development Authority COP,
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,614,040
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,499,560
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc.
Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,455,120
Gwinnett County School District GO,
Pre-Refunded, 5.00%, 2/01/32	5,000,000	5,352,700
Pre-Refunded, 5.00%, 2/01/36	5,815,000	6,225,190
Refunding, 5.00%, 2/01/35	3,000,000	3,707,430
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, Pre-Refunded,
5.00%, 12/01/27	2,015,000	2,143,900
Henry County School District GO,
4.00%, 8/01/32	6,750,000	7,718,557
4.00%, 8/01/33	5,000,000	5,693,250
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	3,714,282
LaGrange-Troup County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.50%, 7/01/38	4,000,000	4,327,760
Lawrenceville Building Authority Revenue, 5.00%, 4/01/35	2,270,000	2,709,041
Lincoln County School District GO, Pre-Refunded, 5.50%, 4/01/37	2,200,000	2,479,928
Macon Water Authority Water and Sewer Revenue, 4.00%, 10/01/35	2,810,000	3,274,943
Macon-Bibb County Hospital Authority Revenue, Anticipation Certificates, The Medical Center of Central
Georgia Inc. Project, 5.00%, 8/01/35.	5,000,000	5,505,600
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	6,342,550

|50

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Medical Center Hospital Authority Revenue,
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Assured Guaranty,
6.375%, 8/01/29	$4,000,000	$4,460,280
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC
Insured, 5.00%, 8/01/41	5,000,000	5,329,750
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Third Indenture Series, Series B, 5.00%, 7/01/45	5,000,000	6,008,650
Third Indenture Series, Series B, AGMC Insured, Pre-Refunded, 5.00%, 7/01/37	10,000,000	10,466,400
Municipal Electric Authority of Georgia Revenue,
Plant Voltage Units 3 and 4 Project J, Series A, 5.50%, 7/01/60	3,000,000	3,594,690
Project One Sub., Refunding, Series A, 5.00%, 1/01/35	3,250,000	3,848,942
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic Building
Newton Campus Project, Assured Guaranty, 5.00%, 6/01/24	3,150,000	3,159,828
Paulding County GO, Courthouse Government Complex Project, NATL Insured, Pre-Refunded, 5.00%,
2/01/32	4,000,000	4,116,200
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42.	3,500,000	3,994,095
Paulding County School District GO, Pre-Refunded, 5.00%, 2/01/33.	4,000,000	4,116,200
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University
Foundation Property LLC Project, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,008,160
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	8,695,000	10,057,680
Emory University, Refunding, Series A, 5.00%, 10/01/43	5,000,000	5,857,600
Emory University, Refunding, Series B, 5.00%, 9/01/35	10,000,000	11,154,600
Sandy Springs PFAR, City Center Project, 5.00%, 5/01/41	3,000,000	3,640,050
Thomasville Hospital Authority Revenue,
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, 5.25%, 11/01/35.	1,000,000	1,139,720
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, 5.375%, 11/01/40	5,000,000	5,630,150
Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,320,120
Valdosta and Lowndes County Hospital Authority Revenue,
Certificates, South Georgia Medical Center Project, 5.00%, 10/01/33	2,000,000	2,097,600
Certificates, South Georgia Medical Center Project, Series B, 5.00%, 10/01/41	3,000,000	3,378,210
Walton County Water and Sewer Authority Revenue,
Oconee-Hard Labor Creek, AGMC Insured, 5.00%, 2/01/38	1,355,000	1,405,474
Oconee-Hard Labor Creek, AGMC Insured, Pre-Refunded, 5.00%, 2/01/38	2,490,000	2,663,478
Walton-Hard Labor Creek Reservoir Project, AGMC Insured, Pre-Refunded, 5.00%, 2/01/33	5,000,000	5,348,350
		538,314,382

U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,112,500
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	2,950,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	4,050,000
first subordinate, Series C, 5.50%, 8/01/40.	5,000,000	2,037,500
Senior Series C, 5.25%, 8/01/40	1,430,000	875,875
		13,025,875
Total Municipal Bonds before Short Term Investments (Cost $521,512,859)		551,340,257

|51

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments 2.6%
Municipal Bonds 2.6%
Georgia 2.6%
[c] Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic
Assn. Project, Daily VRDN and Put, 0.35%, 8/01/33	$1,600,000	$1,600,000
[c] Burke County Development Authority PCR,
Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN and Put, 0.38%, 7/01/49 .	6,000,000	6,000,000
Georgia Power Co. Plant Vogtle Project, Second Series, Daily VRDN and Put, 0.40%, 10/01/32.	1,400,000	1,400,000
[c] Heard County Development Authority PCR, Georgia Power Co. Plant Wansley Project, First Series, Daily
VRDN and Put, 0.41%, 9/01/29	400,000	400,000
[c] Monroe County Development Authority PCR,
Georgia Power Co. Plant Sherer Project, First Series, Daily VRDN and Put, 0.40%, 4/01/32	1,300,000	1,300,000
Georgia Power Co. Plant Sherer Project, First Series, Daily VRDN and Put, 0.40%, 11/01/48.	4,200,000	4,200,000
Total Short Term Investments (Cost $14,900,000)		14,900,000
Total Investments (Cost $536,412,859) 99.2%		566,240,257
Other Assets, less Liabilities 0.8%		4,413,881
Net Assets 100.0%.		$570,654,138

See Abbreviations on page 151.

aSecurity purchased on a when-issued basis.
bAt May 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|52

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)

Franklin High Yield Tax-Free Income Fund

	Units	Value

Common Stocks and Other Equity Interests (Cost $717,086) 0.0%†
Consumer Discretionary 0.0%†
[a,b] 1155 Island Avenue LLC, LP	9,185,586	$717,082

	Principal
	Amount

Corporate Bonds (Cost $4,684,649) 0.0%†
Consumer Discretionary 0.0%†
[b,c] 1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$4,684,648	4,688,823
Municipal Bonds 99.2%
Alabama 2.0%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	7,099,440
Birmingham Special Care Facilities Financing Authority Health Care Facility Revenue, Children’s
Hospital, Refunding, 4.00%, 6/01/32	10,000,000	10,517,100
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	8,187,975
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Infirmary
Health System Inc., Series A, 5.00%, 2/01/41	5,500,000	6,351,565
Jefferson County Sewer Revenue,
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/28.	7,350,000	3,772,608
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/29.	13,465,000	6,351,844
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/30.	19,050,000	8,254,936
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/31.	24,845,000	9,870,670
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/32.	30,825,000	11,247,118
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/33.	35,700,000	11,979,849
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/34.	28,020,000	8,625,397
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/35.	15,000,000	4,239,450
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/36.	12,425,000	3,216,584
Capital Appreciation, wts., sub. lien, Refunding, Series F, zero cpn. to 9/30/23, 7.50% thereafter,
10/01/39	75,000,000	57,369,000
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%,
3/01/33	5,500,000	6,678,265
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,479,520
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,708,998
		170,950,319
Arizona 2.2%
Arizona Health Facilities Authority Revenue,
Banner Health, Refunding, Series A, 5.00%, 1/01/44	14,875,000	17,062,369
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	11,208,500
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	23,147,600
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38 .	15,000,000	16,465,350
Navajo County PCC Revenue, Arizona Public Service Co. Cholla Project, Mandatory Put 6/01/16,
Refunding, Series D, 5.75%, 6/01/34	10,750,000	10,750,000
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40.	20,000,000	22,346,400
senior lien, Series A, 5.00%, 7/01/38	15,000,000	16,089,000
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	16,939,184
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%, 7/01/41	10,000,000	11,457,600
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	7,347,060
5.50%, 12/01/29	11,105,000	14,238,609

Quarterly Statement of Investments | See Notes to Statements of Investments. | 53

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 6.00%, 7/01/24	$250,000	$287,380
Tucson, Pre-Refunded, 6.25%, 7/01/29	1,000,000	1,157,070
Tucson, Pre-Refunded, 6.50%, 7/01/39	1,500,000	1,746,930
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project,
Refunding, Series A, 6.375%, 12/01/37	15,500,000	15,102,425
		185,345,477
California 17.6%
Alvord USD, GO, Riverside County, Capital Appreciation, Election of 2007, Refunding, Series B, AGMC
Insured, zero cpn., 8/01/41	30,750,000	12,028,477
Azusa Special Tax, CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37.	3,875,000	3,914,292
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series F-1, Pre-Refunded,
5.50%, 4/01/43	29,685,000	32,250,971
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%,
9/01/36	3,680,000	3,693,653
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	2,915,000	2,960,620
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,701,517
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 4.00%, 6/01/29	12,735,000	12,750,282
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	10,000,000	10,032,600
California Infrastructure and Economic Development Bank Revenue,
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/30	10,300,000	12,408,616
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/35	5,000,000	5,959,000
California State GO,
Various Purpose, 6.00%, 4/01/38.	28,725,000	32,736,446
Various Purpose, 5.25%, 11/01/40	47,000,000	54,408,140
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	80,293,500
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	69,156,000
Various Purpose, Refunding, 5.00%, 10/01/41.	10,000,000	11,724,000
California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,940,350
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	9,398,160
California State Municipal Finance Authority Revenue,
Baptist University, Series A, 5.50%, 11/01/45	17,400,000	18,680,814
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	6,256,350
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40 .	6,000,000	6,711,000
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 6.00%, 11/01/29	7,365,000	8,613,073
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 6.00%, 11/01/34	17,560,000	20,535,718
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	20,963,002
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,577,562
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,747,800
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	16,000,000	17,886,080
Monterey Institute International, 5.50%, 7/01/31	12,300,000	13,593,591
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47.	5,000,000	5,483,850
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47.	10,000,000	10,764,200
Centinela Valley UHSD, GO, County of Los Angeles, Capital Appreciation, Election of 2010, Series B,
AGMC Insured, zero cpn., 8/01/37.	8,400,000	2,757,804

|54

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Chabot-Las Positas Community College District GO,
Capital Appreciation, Series C, AMBAC Insured, zero cpn., 8/01/33	$15,000,000	$6,416,250
Capital Appreciation, Series C, AMBAC Insured, zero cpn., 8/01/34	10,000,000	4,062,100
Compton Community College District GO,
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/30	3,425,000	1,863,611
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/32	4,000,000	1,879,280
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/34	4,560,000	1,838,957
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/36	5,250,000	1,821,435
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/37	3,065,000	986,194
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/38	6,000,000	1,794,240
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	10,000,000	8,744,000
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	7,295,000	6,444,184
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,761,277
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	34,201,944
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Series A, 5.00%, 6/01/40.	4,000,000	4,776,120
Asset-Backed, Series A, 5.00%, 6/01/45.	12,030,000	14,289,835
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	6,596,715
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D,
5.00%, 5/15/40	52,685,000	59,970,282
Los Angeles MFR,
Refunding, Series J-1C, 7.125%, 1/01/24	5,000	5,018
[b] Refunding, Series J-2C, 8.50%, 1/01/24	90,000	90,300
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	42,257,559
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29.	30,505,000	40,368,487
Series B, 7.00%, 11/01/34	20,000,000	29,792,000
Series C, 6.50%, 11/01/39	20,000,000	29,163,000
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,429,500
Palmdale Elementary School District Special Tax,
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/28	1,500,000	1,038,060
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/30	1,250,000	795,162
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/31	1,250,000	764,437
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625%
thereafter, 8/01/34	2,500,000	1,896,350
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/32	4,000,000	2,073,680
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/33	5,500,000	2,709,355
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/41	5,000,000	1,612,200
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/42	7,000,000	2,146,200
senior lien, Series A, 5.75%, 6/01/44	6,065,000	6,994,522
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	12,532,700
Community Memorial Health System, 7.50%, 12/01/41	15,000,000	18,150,600

|55

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego USD,
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	$44,565,000	$27,501,953
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	20,498,561
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
G, zero cpn., 7/01/34	5,000,000	2,309,450
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
G, zero cpn., 7/01/35	10,000,000	4,346,700
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	11,009,200
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	26,467,032
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	26,468,795
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/24	52,700,000	47,306,155
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	45,200,000	39,424,796
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/26	131,900,000	110,571,770
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/27	139,100,000	112,812,882
junior lien, Refunding, Series B, 5.25%, 1/15/44	20,000,000	22,362,400
junior lien, Refunding, Series B, 5.25%, 1/15/49	25,000,000	27,719,000
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,
5/01/42	10,000,000	12,110,400
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to
9/01/28, 6.70% thereafter, 9/01/41	20,000,000	17,391,400
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to
8/01/26, 6.625% thereafter, 8/01/42	50,000,000	44,186,000
San Ysidro School District GO,
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/42	10,000,000	2,939,800
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/43	12,500,000	3,475,125
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway
Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	8,862,610
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/27.	9,855,000	12,080,259
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, Pre-Refunded, 6.00%, 9/01/36 .	19,810,000	21,113,498
		1,479,150,808
Colorado 3.2%
Colorado State Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	10,000,000	11,051,400
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	21,908,800
Copperleaf Metropolitan District No. 2 GO, Refunding, 5.75%, 12/01/45	2,000,000	2,105,560
Denver City and County Airport System Revenue, Series B, 4.00%, 11/15/43.	10,250,000	10,952,330
Denver City and County Special Facilities Airport Revenue, United Air Lines Project, Refunding, Series
A, 5.25%, 10/01/32	5,000,000	5,198,300
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,
12/01/30.	15,000,000	15,181,050
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	10,543,500
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	5,274,300
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	8,588,758
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	4,672,200
Current Interest, Series C, 5.375%, 9/01/26	5,000,000	5,603,100
The Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,145,590

|56

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	$2,465,000	$3,087,955
6.25%, 11/15/28	12,500,000	16,556,375
6.50%, 11/15/38	90,100,000	129,216,915
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	15,218,955
[d] Sierra Ridge Metropolitan District No. 2 GO, Douglas County, Limited Tax, Senior, Series A, 5.50%,
12/01/46.	1,500,000	1,566,165
[b,e] Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,280,000
		272,151,253
Connecticut 0.4%
Connecticut State Health and Educational Facilities Authority Revenue,
Chruch Home of Hartford Inc. Project, Series A, 5.00%, 9/01/46	1,250,000	1,337,863
Chruch Home of Hartford Inc. Project, Series A, 5.00%, 9/01/53	1,750,000	1,860,967
Hartford Healthcare Issue, Series F, 5.00%, 7/01/45.	20,000,000	22,867,000
Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	10,000,000	11,527,300
		37,593,130
District of Columbia 2.6%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Assured Guaranty,
Pre-Refunded, 5.25%, 7/15/38	11,000,000	12,010,680
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,720,215
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,660,321
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36.	12,425,000	13,701,420
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41.	5,010,000	5,407,543
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34	3,750,000	4,051,762
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,877,092
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	6,250,145
Deed Tax, Series A, 5.00%, 6/01/40.	13,000,000	14,527,240
The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35	1,565,000	1,586,081
The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39	1,015,000	1,030,357
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	21,485,000	26,454,910
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	22,617,000
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation,
second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41.	60,145,000	79,290,958
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center
Hotel Project, Series A, 5.00%, 10/01/40	10,000,000	11,246,400
		216,432,124
Florida 7.0%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Teaching Hospital and
Clinics Inc. at the University of Florida Project, Series A, 5.00%, 12/01/44	5,000,000	5,669,950
Boggy Creek Improvement District Special Assessment Revenue, Refunding, 5.125%, 5/01/43	4,705,000	4,952,013
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
Pre-Refunded, 7.00%, 4/01/39	6,500,000	7,578,610
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,065,000	1,066,693
Cape Coral Health Facilities Authority Revenue, Senior Housing, Gulf Care Inc. Project, Refunding,
6.00%, 7/01/45	5,250,000	5,442,938
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	7,500,000	8,489,625
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	965,000	967,441

|57

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%,
6/01/17	$25,000,000	$26,287,750
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	6,346,505
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	13,726,920
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	11,425,048
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A,
9.50%, 3/01/33	7,975,000	9,736,997
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	5,000,000	6,508,000
Florida State Mid-Bay Bridge Authority Revenue,
first senior lien, Refunding, Series A, 5.00%, 10/01/35	6,240,000	7,053,384
first senior lien, Refunding, Series A, 5.00%, 10/01/40	3,000,000	3,355,350
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	34,135,000	35,429,741
Halifax Hospital Medical Center Hospital Revenue,
Daytona Beach, Refunding and Improvement, Series A, 5.375%, 6/01/46.	5,205,000	5,205,000
Daytona Beach, Refunding and Improvement, Series A, Pre-Refunded, 5.375%, 6/01/46	12,745,000	12,745,000
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18.	6,525,000	7,119,689
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,360,000	2,360,236
Indigo CDD Capital Improvement Revenue,
Refunding, Series A, 7.00%, 5/01/31	725,000	714,473
[b,f] Refunding, Series C, 7.00%, 5/01/30	4,123,752	1,855,688
Lakeland Hospital Revenue,
Lakeland Regional Health Systems, 5.00%, 11/15/40	21,575,000	24,670,365
Lakeland Regional Health Systems, 5.00%, 11/15/45	10,885,000	12,394,532
Lakeland Retirement Community Revenue,
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 5.875%, 1/01/19.	780,000	832,127
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.25%, 1/01/28	1,230,000	1,309,827
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.375%, 1/01/43.	2,250,000	2,374,493
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,255,240
Martin Memorial Medical Center, 5.00%, 11/15/45	7,500,000	8,380,650
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	24,141,798
Refunding, Series A, 5.00%, 10/01/38	40,000,000	46,078,800
Miami-Dade County Educational Facilities Authority Revenue,
University of Miami Issue, Refunding, Series A, 5.00%, 4/01/40	10,000,000	11,709,800
University of Miami Issue, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	13,942,979
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	49,675,215
Miami-Dade County Professional Sports Franchise Facilities Revenue, Capital Appreciation, Refunding,
Series A, Assured Guaranty, zero cpn., 10/01/45.	25,000,000	7,771,000
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	7,985,000	9,344,047
Series B, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/33	14,310,000	15,450,364
North Sumter County Utility Dependent District Utility Revenue,
sub. bond, 6.00%, 10/01/30	3,780,000	4,477,901
sub. bond, 6.25%, 10/01/43	6,865,000	8,134,407
Northern Palm Beach County ID Special Assessment,
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/34	2,700,000	2,798,658
Water Control and Improvement, Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,279,660
Water Control and Improvement, Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	813,360
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%, 7/01/35	7,965,000	9,019,725

|58

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Pelican Marsh CDD Special Assessment Revenue,
Refunding, 4.875%, 5/01/22	$920,000	$935,419
Refunding, 5.375%, 5/01/31	1,295,000	1,338,926
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28.	7,000,000	7,588,490
[b,f] Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	1,061,875
[b] River Place St. Lucie CDD Special Assessment Revenue,
Series A, 7.625%, 5/01/21	600,000	486,996
Series A, 7.625%, 5/01/30	1,590,000	1,272,509
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,645,000	6,645,598
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
5.00%, 5/01/36	12,500,000	13,291,750
South Miami Health Facilities Authority Hospital Revenue,
Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	15,000,000	15,711,900
Baptist Health South Florida Obligated Group, Refunding, 5.00%, 8/15/42	15,500,000	16,140,615
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,690,000	1,690,608
Village CDD No. 6 Special Assessment Revenue,
Refunding, 4.00%, 5/01/29	6,115,000	6,263,717
Refunding, 4.00%, 5/01/35	3,835,000	3,886,312
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38.	7,200,000	7,776,288
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	7,355,000	8,616,530
7.00%, 5/01/41	6,535,000	7,943,293
Refunding, 5.00%, 5/01/22	1,175,000	1,241,681
Refunding, 5.25%, 5/01/31	1,990,000	2,257,337
Refunding, 5.50%, 5/01/42	1,975,000	2,268,228
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31	1,900,000	2,242,076
5.00%, 5/01/32	5,700,000	6,365,475
5.125%, 5/01/43	8,600,000	9,647,308
6.00%, 5/01/44	8,000,000	9,531,760
Village CDD No. 11 Special Assessment Revenue, 4.125%, 5/01/29	3,205,000	3,311,021
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	535,000	535,471
Winter Garden Village at Fowler Groves CDD Special Assessment, 5.65%, 5/01/37	1,720,000	1,721,875
		587,665,057
Georgia 3.2%
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, second lien, Series B, 5.00%, 7/01/44	4,500,000	5,122,260
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44.	3,000,000	3,598,830
Atlanta Water and Wastewater Revenue,
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	33,833,700
Series A, Pre-Refunded, 6.25%, 11/01/34.	30,000,000	35,279,700
[g] Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,054,225
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series C, 5.70%, 1/01/43	55,000,000	58,561,250
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23	25,000,000	27,346,250
Carrollton Payroll Development Authority Revenue, UWG Phase II LLC Project, AGMC Insured, 5.00%,
6/15/40	2,000,000	2,261,640

|59

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Cobb County Development Authority Student Housing Revenue,
Kennesaw State University Real Estate Foundations Projects, Junior Subordinate, Refunding,
Series C, 5.00%, 7/15/33	$2,700,000	$3,058,749
Kennesaw State University Real Estate Foundations Projects, Junior Subordinate, Refunding,
Series C, 5.00%, 7/15/38	3,000,000	3,336,150
Forsyth County Hospital Authority Revenue,
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.25%, 10/01/18	2,190,000	2,333,226
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.375%, 10/01/28	8,000,000	10,630,560
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	5,046,300
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy Project, Refunding,
5.125%, 3/01/37	6,500,000	6,454,370
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia
Health System Project, Refunding, 5.00%, 8/01/34	10,000,000	11,608,600
Main Street Natural Gas Inc. Revenue,
Gas Project, Series A, 5.50%, 9/15/25	5,000,000	6,245,050
Gas Project, Series A, 5.50%, 9/15/27	4,000,000	5,074,040
Gas Project, Series A, 5.50%, 9/15/28	10,000,000	12,777,500
Municipal Electric Authority of Georgia Revenue, Plant Voltage Units 3 and 4 Project J, Series A,
5.50%, 7/01/60	17,000,000	20,369,910
Richmond County Development Authority Environmental Improvement Revenue, International Paper
Co. Project, Series A, 6.25%, 11/01/33	7,000,000	8,119,300
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%,
11/01/33.	4,865,000	5,642,914
		267,754,524
Hawaii 0.3%
Hawaii State Airport System Revenue, Series A, 5.00%, 7/01/45	10,000,000	11,501,600
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaii Pacific University Project, Series A, 6.875%, 7/01/43	5,595,000	6,102,243
Hawaiian Electric Co. Inc. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,533,725
		26,137,568
Idaho 0.7%
Idaho State Health Facilities Authority Revenue,
St. Luke’s Health System Project, Series A, 6.75%, 11/01/37	12,500,000	14,057,625
St. Luke’s Health System Project, Series A, 5.00%, 3/01/44	5,000,000	5,675,150
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	15,622,199
Nez Perce County PCR, Potlatch Corp. Projects, Refunding, 6.00%, 10/01/24	22,500,000	22,565,025
		57,919,999
Illinois 6.0%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/35	19,800,000	8,101,566
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40	3,570,000	3,876,092
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23.	5,000	5,021
Bureau County Township High School District No. 502 GO, School Building, Series A, BAM Insured,
6.625%, 10/01/43	5,250,000	6,684,615
Cary Special Tax, Special Service Area No. 2, Refunding, Assured Guaranty, 5.00%, 3/01/30	3,025,000	3,030,022
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	17,367,735
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	13,908,680
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	22,505,892

|60

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Revenue,
5.25%, 12/01/36	$11,000,000	$11,989,010
5.00%, 12/01/44	37,995,000	42,240,181
Chicago Wastewater Transmission Revenue, Project, second lien, 5.00%, 1/01/39	11,000,000	12,182,280
Cook County GO, Refunding, Series C, 5.00%, 11/15/29	34,555,000	37,544,699
Illinois State Finance Authority Education Revenue,
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/25	2,750,000	3,093,365
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/32	3,750,000	4,035,488
Illinois State Finance Authority Revenue,
Advocate Health Care Network, Refunding, 4.00%, 8/01/38	13,000,000	13,432,250
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,103,950
Institute of Technology, 7.125%, 2/01/34.	1,500,000	1,589,865
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	7,666,575
Mercy Health System Obligated Group, Refunding, 5.00%, 12/01/46	10,000,000	11,483,200
OSF Healthcare System, Series A, 5.00%, 11/15/45	20,750,000	23,866,027
Plymouth Place, Refunding, 5.00%, 5/15/37	1,000,000	1,033,500
Plymouth Place, Refunding, 5.25%, 5/15/45	1,100,000	1,146,211
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	14,445,000	15,438,672
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,808,400
Roosevelt University Project, Refunding, 6.25%, 4/01/29	2,500,000	2,747,050
Roosevelt University Project, Refunding, 6.50%, 4/01/39	19,430,000	21,567,494
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	11,539,700
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	17,240,000	18,184,752
Illinois State Finance Authority Student Housing Revenue,
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/35.	5,335,000	5,613,060
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/47.	10,000,000	10,101,400
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	17,752,200
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,798,100
Illinois State Finance Authority Water Facility Revenue,
American Water Capital Corp. Project, 5.25%, 10/01/39	15,350,000	16,500,943
American Water Capital Corp. Project, 5.25%, 5/01/40	10,415,000	11,305,482
Illinois State GO,
5.25%, 7/01/29	15,000,000	16,593,000
5.25%, 7/01/31	5,000,000	5,504,700
5.50%, 7/01/38	5,000,000	5,539,350
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, AGMC Insured,
zero cpn., 6/15/45	18,100,000	5,555,252
McCormick Place Expansion Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/15/35	10,000,000	4,705,700
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50.	10,475,000	11,260,625
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
Center, ETM, 7.00%, 7/01/26	7,500,000	9,913,500
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Capital
Appreciation, Refunding, Series A, zero cpn., 12/15/52	26,000,000	4,387,760
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewerage
Systems Alternate Revenue Source, Refunding, XLCA Insured, 5.00%, 1/01/39	3,000,000	3,050,880
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24	6,000,000	6,018,060
Refunding, 6.00%, 6/01/28	24,650,000	29,417,803

|61

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Yorkville United City Special Service Area Special Tax,
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	$3,900,000	$3,880,539
Nos. 2005-108 and 2005-109, 4.00%, 3/01/36.	4,000,000	4,090,680
		503,161,326
Indiana 1.5%
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System Obligated Group,
Pre-Refunded, 5.25%, 8/01/36	5,000,000	5,038,500
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project,
Series A, 5.00%, 6/01/32	10,000,000	10,687,600
Indiana State Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,624,950
Deaconess Health System Obligated Group, Refunding, Series A, 4.00%, 3/01/37	5,000,000	5,296,150
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,681,500
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	14,231,875
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,807,700
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	19,620,000	21,514,900
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien, Series A,
4.00%, 10/01/42	22,620,000	23,780,858
Indiana State Health and Educational Facility Financing Authority Hospital Revenue,
Community Foundation of Northwest Indiana Obligated Group, Pre-Refunded, 5.50%, 3/01/37.	4,185,000	4,335,116
Community Foundation of Northwest Indiana Obligated Group, Refunding, 5.50%, 3/01/37	3,815,000	3,938,186
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, Pre-Refunded,
6.00%, 1/01/39	4,000,000	4,518,640
Jasper County PCR,
Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured, 5.60%, 11/01/16 .	10,000,000	10,190,600
Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured, 5.85%, 4/01/19	5,000,000	5,570,400
		126,216,975
Iowa 0.6%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project,
Refunding, 6.00%, 9/01/39	11,000,000	11,748,330
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed,
Refunding, Series B, 5.60%, 6/01/34	35,850,000	36,014,552
		47,762,882
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,133,000
Kentucky 1.1%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health
System Inc., Refunding, Series A, 6.50%, 3/01/45	18,330,000	20,958,156
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena
Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,351,550
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue,
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.60% thereafter, 7/01/39 .	10,000,000	8,530,400
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.75% thereafter, 7/01/43 .	5,000,000	4,245,800
Louisville/Jefferson County Metro Government College Revenue,
Improvement, Bellarmine University Inc. Project, 5.625%, 5/01/29	5,555,000	6,060,116
Improvement, Bellarmine University Inc. Project, 6.125%, 5/01/39	5,000,000	5,433,500
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St.
Mary’s HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	12,514,300
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31.	10,500,000	10,605,735

|62

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	$8,000,000	$9,043,280
American Water Co. Project, Series A, 5.375%, 6/01/40	10,000,000	10,958,800
		93,701,637
Louisiana 2.5%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,049,178
Louisiana Local Government Environmental Facilities and CDA Revenue,
Westlake Chemical Corp. Projects, 6.75%, 11/01/32	41,250,000	44,461,312
Westlake Chemical Corp. Projects, Series A, 6.50%, 8/01/29	9,000,000	10,848,870
Westlake Chemical Corp. Projects, Series A-2, 6.50%, 11/01/35	8,000,000	9,617,520
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health
System Project, Series A, Pre-Refunded, 6.75%, 7/01/39.	10,000,000	11,721,700
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.50%, 5/15/37	5,000,000	6,272,550
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	19,630,595
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	3,755,000	4,308,825
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	7,210,000	7,475,905
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	7,305,000	7,588,726
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.25%, 5/15/38	2,790,000	2,905,088
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.50%, 5/15/47	2,695,000	2,812,529
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	65,675,000	67,528,348
St. Tammany Public Trust Financing Authority Revenue,
Christwood Project, Refunding, 5.25%, 11/15/29	1,200,000	1,269,564
Christwood Project, Refunding, 5.25%, 11/15/37	1,650,000	1,692,966
Tobacco Settlement FICO Revenue, Tobacco Settlement, Asset-Backed, Refunding, Series A, 5.25%,
5/15/35	1,000,000	1,105,170
		213,288,846
Maine 0.2%
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,765,525
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	11,253,400
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20.	4,800,000	4,822,656
		20,841,581
Maryland 0.4%
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,594,510
Maryland State Community Development Administration Department of Housing and CDR, Housing,
Series A, 5.875%, 7/01/16	40,000	40,072
Maryland State EDC, EDR, Series A, 5.75%, 6/01/35	13,070,000	14,330,993
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,526,530
Edenwald Issue, Series A, Pre-Refunded, 5.40%, 1/01/37	1,200,000	1,204,548
Washington County Hospital Issue, Pre-Refunded, 6.00%, 1/01/43	6,000,000	6,487,140
		33,183,793
Massachusetts 1.2%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Refunding, Series A, 4.00%, 7/01/37.	15,000,000	15,956,100
General Transportation System, Series A, 7.00%, 3/01/21	775,000	907,432
General Transportation System, Series A, ETM, 7.00%, 3/01/21	400,000	416,916

|63

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Development Finance Agency Revenue,
North Hill Communities Issue, Series A, 6.25%, 11/15/28	$2,250,000	$2,493,832
North Hill Communities Issue, Series A, 6.25%, 11/15/33	2,000,000	2,183,700
North Hill Communities Issue, Series A, 6.50%, 11/15/43	4,125,000	4,500,416
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put
5/01/19, Pre-Refunded, 5.75%, 12/01/42	3,700,000	4,204,125
Massachusetts State Educational Financing Authority Education Loan Revenue, Refunding, Series K,
5.25%, 7/01/29	8,475,000	9,507,001
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%,
7/01/41	10,340,000	11,668,690
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%,
1/01/34	35,000,000	47,206,950
		99,045,162
Michigan 5.9%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured,
6.00%, 5/01/29	15,900,000	20,284,266
Detroit GO, Distributable State Aid, 5.25%, 11/01/35	23,000,000	24,495,690
Detroit Sewage Disposal System Revenue,
second lien, Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	10,014,500
second lien, Series B, NATL Insured, 5.50%, 7/01/29	5,000,000	6,362,500
second lien, Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	3,004,350
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, 5.25%, 7/01/39	12,000,000	13,411,920
Detroit Water Supply System Revenue,
Refunding, Series D, NATL Insured, 5.00%, 7/01/33.	20,430,000	20,465,548
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	11,037,290
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,666,410
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group,
Series A, Pre-Refunded, 5.00%, 8/15/38	5,250,000	5,516,017
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.00%, 10/15/38	2,300,000	2,540,281
Facilities Program, Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	11,532,900
Facilities Program, Series I, Pre-Refunded, 6.00%, 10/15/38.	3,700,000	4,142,705
Michigan State Finance Authority Hospital Revenue,
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,525,000	31,355,379
Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	75,000	89,714
Michigan State Finance Authority Limited Obligation Revenue,
Higher Education, Thomas M. Cooley Law School Project, Refunding, 6.00%, 7/01/24	3,000,000	3,227,430
Higher Education, Thomas M. Cooley Law School Project, Refunding, 6.75%, 7/01/44	5,505,000	5,907,856
Michigan State Finance Authority Revenue,
Local Government Loan Program, Detroit Water and Sewer Department, Refunding, Series C,
5.00%, 7/01/33	3,500,000	4,070,710
Local Government Loan Program, Detroit Water and Sewer Department, Refunding, Series C,
5.00%, 7/01/34	5,500,000	6,368,340
Local Government Loan Program, Detroit Water and Sewer Department, Refunding, Series C,
5.00%, 7/01/35	5,000,000	5,763,650
Local Government Loan Program, Detroit Water and Sewer Department, Refunding, Series D-2,
5.00%, 7/01/34	4,035,000	4,640,896
Local Government Loan Program, Public Lighting Authority Local Project, Refunding, Series B,
5.00%, 7/01/39	7,600,000	8,561,020

|64

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan State Finance Authority Revenue, (continued)
Local Government Loan Program, Public Lighting Authority Local Project, Refunding, Series B,
5.00%, 7/01/44	$10,000,000	$11,211,600
Local Government Loan Program, senior lien, Refunding, Series C-1, 5.00%, 7/01/44	10,000,000	10,998,400
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%,
7/01/32	10,000,000	11,619,600
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%,
7/01/33	3,000,000	3,474,120
Local Government Loan Program, senior lien, Refunding, Series D-1, AGMC Insured, 5.00%,
7/01/37	5,000,000	5,755,100
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/29	11,000,000	12,868,460
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/30	9,000,000	10,493,100
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/34	10,000,000	11,479,100
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	11,541,300
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	10,754,700
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/34.	4,065,000	4,672,880
Oakwood Obligated Group, Series A, Pre-Refunded, 5.00%, 7/15/37	3,680,000	3,853,549
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34.	26,810,000	30,744,636
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	2,050,000	2,472,915
Michigan Tobacco Settlement Finance Authority Revenue,
Tobacco Settlement Asset-Backed, Senior Series A, 6.00%, 6/01/34	2,500,000	2,483,700
Tobacco Settlement Asset-Backed, Senior Series A, 6.00%, 6/01/48	10,000,000	10,001,900
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	54,320,000	61,936,750
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	23,292,800
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.00%, 8/01/39	33,120,000	38,248,632
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Series B, BAM
Insured, 5.00%, 12/01/39	5,500,000	6,364,105
		492,726,719
Minnesota 0.3%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	12,525,480
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000	7,135,625
Minneapolis Senior Housing and Healthcare Revenue,
Ecumen - Abiitan Mill City Project, 5.25%, 11/01/45	2,800,000	2,876,552
Ecumen - Abiitan Mill City Project, 5.375%, 11/01/50	1,000,000	1,007,790
		23,545,447
Mississippi 0.7%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B,
6.70%, 4/01/22	18,875,000	23,102,623
Warren County Gulf Opportunity Zone Revenue,
International Paper Co. Project, Series A, 5.50%, 9/01/31.	20,000,000	21,025,400
International Paper Co. Project, Series A, 6.50%, 9/01/32.	10,000,000	11,162,900
International Paper Co. Project, Series A, 5.80%, 5/01/34.	7,000,000	8,118,880
		63,409,803

|65

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri 0.8%
Cape Girardeau County IDA Health Facilities Revenue, Southeast Health, Refunding, Series A, 6.00%,
3/01/33	$5,480,000	$5,738,766
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Mercy Health,
Series F, 5.00%, 11/15/45.	25,000,000	28,990,500
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project,
Series A, Pre-Refunded, 6.00%, 1/01/39	11,000,000	12,426,260
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	7,000,000	7,917,770
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	3,000,000	3,467,580
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%, 9/01/42	7,000,000	7,430,640
Stoddard County IDA Health Facilities Revenue, SoutheastHEALTH, Refunding, Series B, 6.00%,
3/01/37	4,220,000	4,344,996
		70,316,512
Nebraska 0.1%
Douglas County Hospital Authority No. 3 Revenue, Health Facilities Methodist Health System,
Refunding, 5.00%, 11/01/45	6,750,000	7,677,518
Nevada 0.4%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26.	1,320,000	1,307,948
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31.	1,035,000	985,465
Local ID No. 142, Mountain’s Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,425,000	1,578,957
Local ID No. 159, Summerlin Village 16A, 5.00%, 8/01/35	1,000,000	1,028,060
Henderson GO,
Sewer, Refunding, Series A, 4.00%, 6/01/33	5,240,000	5,679,060
Sewer, Refunding, Series A, 4.00%, 6/01/34	4,230,000	4,571,276
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/18	940,000	935,206
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19	940,000	931,747
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,405,000	1,374,483
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,500,000	1,407,675
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/16	695,000	698,913
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/25	1,250,000	1,280,675
Las Vegas Special Improvement District No. 812 Revenue,
Local Improvement, Summerlin Village 24, 5.00%, 12/01/27	1,495,000	1,586,644
Local Improvement, Summerlin Village 24, 5.00%, 12/01/30	1,730,000	1,797,591
Local Improvement, Summerlin Village 24, 5.00%, 12/01/35	1,100,000	1,125,036
Overton Power District No. 5 Special Obligation Revenue, Pre-Refunded, 8.00%, 12/01/38	7,500,000	8,800,350
		35,089,086
New Hampshire 0.2%
[b] New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace Issue,
7.50%, 7/01/24	10,550,000	10,557,174
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A,
6.125%, 10/01/39	5,000,000	5,605,700
		16,162,874

|66

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey 3.7%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%,
1/01/40	$5,000,000	$5,737,250
New Jersey EDA Revenue,
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, 5.875%, 6/01/42.	5,000,000	5,551,250
Provident Group, Rowan Properties LLC, Rowan University Student Housing Project, Series A,
5.00%, 1/01/48	5,000,000	5,512,500
New Jersey EDA Special Facility Revenue,
Continental Airlines Inc. Project, 4.875%, 9/15/19	13,985,000	14,794,032
Continental Airlines Inc. Project, 5.125%, 9/15/23	19,800,000	21,866,130
Continental Airlines Inc. Project, 5.25%, 9/15/29	37,900,000	42,148,211
New Jersey Health Care Facilities Financing Authority Revenue,
St. Barnabas Health Care System Issue, Capital Appreciation, Refunding, Series B, zero cpn.,
7/01/33	57,680,000	24,676,081
St. Barnabas Health Care System Issue, Capital Appreciation, Refunding, Series B, zero cpn.,
7/01/34	52,330,000	21,248,073
St. Joseph’s Healthcare System Obligated Group Issue, 6.625%, 7/01/38	27,015,000	29,608,710
University Hospital, Series A, 5.00%, 7/01/46	5,750,000	6,574,263
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	4,810,000	5,223,660
Transportation Program, Series AA, 5.25%, 6/15/41	2,500,000	2,764,875
Transportation Program, Series AA, 5.00%, 6/15/44	8,090,000	8,725,550
Transportation Program, Series AA, 5.00%, 6/15/44	15,925,000	17,157,117
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/38	46,750,000	16,232,068
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	39,561,497
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	21,780,196
Transportation System, Series B, 5.25%, 6/15/36	17,500,000	18,885,125
Transportation System, Series D, 5.00%, 6/15/32	3,500,000	3,830,295
		311,876,883
New Mexico 1.8%
Farmington PCR,
Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 5.90%, 6/01/40	58,000,000	65,522,600
Public Service Co. of New Mexico, San Juan Project, Refunding, Series C, 5.90%, 6/01/40	18,435,000	20,826,019
Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 5.90%, 6/01/40	53,520,000	60,461,544
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter
Lifestyle Group, 5.00%, 7/01/42	5,000,000	5,364,800
		152,174,963
New York 4.5%
Long Island Power Authority Electric System Revenue, General, Series A, Pre-Refunded, 6.00%,
5/01/33	12,500,000	14,323,625
MAC for City of Troy Revenue,
Capital Appreciation, Series C, NATL Insured, zero cpn., 7/15/21	428,010	390,315
Capital Appreciation, Series C, NATL Insured, zero cpn., 1/15/22	649,658	584,192
MTA Revenue,
Transportation, Refunding, Series D, 5.00%, 11/15/38	8,790,000	10,512,664
Transportation, Refunding, Series D, 5.25%, 11/15/40	10,000,000	11,575,600
Transportation, Series A, 5.00%, 11/15/41	15,500,000	17,889,480
Transportation, Series A, Sub Series A-1, 5.00%, 11/15/45.	13,700,000	16,142,573
Transportation, Series E, 5.00%, 11/15/33	10,000,000	11,997,900

|67

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO,
Refunding, Series H, 6.125%, 8/01/25	$5,000	$5,022
Series F, 7.50%, 2/01/21	5,000	5,028
Series G, 7.50%, 2/01/22	5,000	5,027
New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48	7,500,000	8,168,475
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 .	3,820,000	3,820,573
New York City IDA Special Facility Revenue,
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	32,543,078
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	15,322,350
New York Liberty Development Corp. 3 World Trade Center Project, Class 2, Refunding, 5.375%,
11/15/40.	10,000,000	11,615,100
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One
Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	20,860,970
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35 .	65,000,000	83,328,050
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/01/29	16,000,000	17,450,880
Non-State Supported Debt, Orange Regional Medical Center, 6.25%, 12/01/37.	30,000,000	32,734,500
[d] New York Transportation Development Corp. Special Facilities Revenue,
Laguardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 7/01/46	25,000,000	28,085,000
Laguardia Airport Terminal B Redevelopment Project, Series A, 5.25%, 1/01/50	30,000,000	34,231,800
Niagara County Tobacco Asset Securitization Corp., Asset Backed, 4.00%, 5/15/29	4,350,000	4,357,743
		375,949,945
North Carolina 0.5%
Albemarle Hospital Authority Health Care Facilities Revenue, Pre-Refunded, 5.25%, 10/01/27	4,500,000	4,765,770
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,507,870
Recovery Zone Facility, International Paper Co. Projects, Series B, 6.25%, 11/01/33	4,000,000	4,639,600
North Carolina State Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project,
5.00%, 12/31/37	3,100,000	3,448,595
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	17,138,400
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/25	2,595,000	2,991,620
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30	2,790,000	3,068,777
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35	3,500,000	3,773,910
North Carolina State Medical Care Commission Retirement Facilities Revenue,
Galloway Ridge, first mortgage, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,805,598
United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,258,340
		46,398,480
Ohio 2.4%
Allen County Hospital Facilities Revenue, Mercy Health, Refunding and Improvement, Series A, 5.00%,
11/01/43.	10,000,000	11,452,800
American Municipal Power-Ohio Inc. Revenue,
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	1,315,000	1,389,889
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,878,475
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.00%, 2/15/38	20,970,000	22,446,498
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	13,447,875
Buckeye Tobacco Settlement Financing Authority Revenue, Tobacco Settlement, Senior Current Interest
Turbo Term, Series A-2, 5.75%, 6/01/34	5,000,000	4,858,200
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40.	10,000,000	11,617,400
Fairfield County Hospital Revenue, Improvement, Medical Centre Project, Refunding, 5.00%, 6/15/43	10,000,000	10,947,500
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/45	10,000,000	11,696,400

|68

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Hamilton County Healthcare Revenue,
Life Enriching Communities Project, Series A, 6.50%, 1/01/41	$4,970,000	$5,660,830
Life Enriching Communities Project, Series A, 6.625%, 1/01/46.	2,500,000	2,849,275
Lake County Hospital Facilities Revenue, Lake Hospital System Inc., Refunding, 5.00%, 8/15/45	6,000,000	6,727,500
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,765,000	6,601,213
Miami County Hospital Facilities Revenue, Upper Valley Medical Center, Refunding and Improvement,
5.25%, 5/15/26	2,750,000	2,760,505
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye
Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,808,150
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	34,195,350
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Pre-Refunded, 5.75%,
2/15/38	17,000,000	18,426,810
Southeastern Port Authority Hospital Facilities Revenue,
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/35	1,000,000	1,056,660
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/43	1,000,000	1,032,830
Memorial Health System Obligated Group Project, Refunding, 5.50%, 12/01/43	1,300,000	1,429,441
Memorial Health System Obligated Group Project, Refunding and Improvement, 6.00%, 12/01/42 .	14,000,000	15,904,420
		205,188,021
Oklahoma 0.1%
Oklahoma Development Finance Authority Continuing Care Retirement Revenue, Inverness Village
Community, Refunding, 5.75%, 1/01/37	5,000,000	5,216,300
Oregon 0.3%
Multnomah County Hospital Facilities Authority Revenue,
Mirabella South Waterfront Project, Refunding, Series A, 5.40%, 10/01/44	3,000,000	3,323,940
Mirabella South Waterfront Project, Refunding, Series A, 5.50%, 10/01/49	5,500,000	6,112,040
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,726,250
Salem Hospital Facility Authority Revenue,
Capital Manor Inc., Refunding, 5.00%, 5/15/22	1,000,000	1,093,400
Capital Manor Inc., Refunding, 5.75%, 5/15/27	1,000,000	1,130,200
Capital Manor Inc., Refunding, 5.625%, 5/15/32	1,000,000	1,111,530
Capital Manor Inc., Refunding, 6.00%, 5/15/42	3,100,000	3,482,881
Capital Manor Inc., Refunding, 6.00%, 5/15/47	2,000,000	2,241,340
		24,221,581
Pennsylvania 1.9%
Allegheny County Higher Education Building Authority University Revenue,
Carlow University Project, Refunding, 6.75%, 11/01/31	1,215,000	1,415,888
Carlow University Project, Refunding, 7.00%, 11/01/40	2,000,000	2,345,500
Beaver County IDAR, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Mandatory Put
7/01/21, Refunding, Series A, 4.00%, 1/01/35	10,000,000	10,319,900
Chester County IDA Revenue,
Renaissance Academy Charter School Project, 5.00%, 10/01/34	1,500,000	1,640,835
Renaissance Academy Charter School Project, 5.00%, 10/01/39	1,725,000	1,867,658
Renaissance Academy Charter School Project, 5.00%, 10/01/44	1,160,000	1,244,808
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,500,000	5,247,315
Series B, 5.00%, 6/01/42	12,000,000	13,419,480
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	9,280,000	9,293,270
Lancaster County Hospital Authority Revenue,
Brethren Village Project, Series A, 6.375%, 7/01/30	1,000,000	1,030,010
Brethren Village Project, Series A, 6.50%, 7/01/40.	3,000,000	3,074,700

|69

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series
A, 5.50%, 8/15/40	$15,000,000	$16,204,950
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL
Energy Supply LLC Project, 5.00%, 12/01/38	33,850,000	34,692,188
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Subordinate, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25%
thereafter, 6/01/33	5,000,000	6,629,100
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub
Series B-2, zero cpn. to 11/30/28, 5.75% thereafter, 12/01/37	20,000,000	14,133,800
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub
Series B-2, zero cpn. to 12/01/28, 5.875% thereafter, 12/01/40	25,075,000	17,553,001
sub. bond, Series B, 5.75%, 6/01/39.	20,000,000	22,454,800
		162,567,203
Rhode Island 0.5%
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Care New England Issue, Refunding, Series A, 6.00%, 9/01/33.	7,320,000	8,335,943
Hospital Financing, Lifespan Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	405,000	406,741
Hospital Financing, Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,223,032
Tobacco Settlement FICO Revenue,
Asset-Backed, Capital Appreciation, Series B, zero cpn., 6/01/52	90,000,000	4,575,600
Asset-Backed, Refunding, Series A, 5.00%, 6/01/40	16,955,000	18,546,905
		41,088,221
South Carolina 1.0%
SCAGO Educational Facilities Corp. for Calhoun School District Revenue, School District of Calhoun
County Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/26	7,540,000	7,705,428
SCAGO Educational Facilities Corp. for Williamsburg School District Revenue, School District of
Williamsburg County Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/31	2,000,000	2,043,880
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series
A, Pre-Refunded, 6.50%, 4/01/42	10,000,000	12,031,000
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	61,112,279
		82,892,587
Tennessee 1.1%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/27	19,365,000	12,460,409
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/28	19,400,000	11,924,986
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/29	19,365,000	11,316,906
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/30	19,370,000	10,686,042
Knox County Health Educational and Housing Facility Board Hospital Revenue,
Covenant Health, Capital Appreciation, Refunding and Improvement, Series A, zero cpn., 1/01/37 .	12,760,000	4,605,339
Covenant Health, Capital Appreciation, Refunding and Improvement, Series A, zero cpn., 1/01/39 .	13,755,000	4,474,089
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc.,
Refunding, 5.25%, 4/01/36	23,475,000	24,199,908
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/23	5,000,000	5,743,350
Refunding, Series B, 5.75%, 7/01/24	3,500,000	4,020,345
		89,431,374

|70

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas 9.1%
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, second tier, Refunding, Series B,
5.75%, 1/01/34	$15,750,000	$16,096,500
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated
Group, St. Joseph Regional Health Center, Pre-Refunded, 5.50%, 1/01/38	5,250,000	5,756,258
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of
Austin, Series B, 6.125%, 4/01/45	10,000,000	11,508,400
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/35.	3,000,000	1,509,900
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/37.	2,500,000	1,145,250
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/38.	2,405,000	1,051,755
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/39.	2,545,000	1,064,039
senior lien, Pre-Refunded, 5.75%, 1/01/25	2,350,000	2,735,024
senior lien, Pre-Refunded, 5.75%, 1/01/31	2,500,000	3,006,425
senior lien, Pre-Refunded, 6.00%, 1/01/41	7,925,000	9,618,335
senior lien, Pre-Refunded, 6.25%, 1/01/46	24,340,000	29,811,145
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,815,300
Clifton Higher Education Finance Corp. Revenue, Uplift Education, Series A, 5.00%, 12/01/45.	3,855,000	4,089,962
Corpus Christi Utility System Revenue, Improvement, junior lien, Series A, 5.00%, 7/15/45	5,000,000	5,888,350
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	12,000,000	13,474,800
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	56,032,500
Joint Improvement, Series B, 5.00%, 11/01/44.	11,385,000	12,781,370
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A,
7.25%, 8/15/38	15,000,000	18,845,100
Fort Bend Grand Parkway Toll Road Authority Ltd. Contract Tax and Toll Road Revenue, sub. lien,
4.00%, 3/01/46	8,000,000	8,471,600
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	8,576,500
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,209,670
Harris County Cultural Education Facilities Finance Corp. Revenue,
first mortgage, Brazos Presbyterian Homes Inc. Project, Series B, 7.00%, 1/01/43	3,000,000	3,571,290
first mortgage, Brazos Presbyterian Homes Inc. Project, Series B, 7.00%, 1/01/48	5,250,000	6,232,905
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare
System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	15,609,780
Houston Airport System Revenue, United Airlines Inc. Terminal E Project, Refunding, 4.75%, 7/01/24	10,000,000	11,300,500
Kerrville Health Facilities Development Corp. Hospital Revenue,
Peterson Regional Medical Center Project, Refunding, 5.00%, 8/15/30	2,300,000	2,596,286
Peterson Regional Medical Center Project, Refunding, 5.00%, 8/15/35	2,000,000	2,212,580
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.00%, 5/15/40	4,250,000	4,912,788
LCRA Transmission Services Corp. Project, Refunding, 5.00%, 5/15/45	6,350,000	7,308,024
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,703,200
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding,
Series A, 6.30%, 11/01/29	10,000,000	11,189,600
Mesquite Health Facilities Development Corp. Retirement Facility Revenue,
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/35	2,100,000	2,306,325
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/36	1,000,000	1,081,490
Christian Care Centers Inc. Project, Refunding, 5.125%, 2/15/42.	1,750,000	1,881,670
Mission Economic Development Corp. Revenue, Natgasoline Project, senior lien, Series B, 5.75%,
10/01/31.	7,000,000	7,409,080

|71

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries
Project, 6.50%, 1/01/43	$4,350,000	$5,046,957
New Hope Cultural Education Facilities Finance Corp. Retirement Facilities Revenue, Wesleyan
Homes Inc. Project, Refunding, 5.50%, 1/01/43	3,200,000	3,388,160
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue,
Cardinal Bay Inc., Village on the Park Carriage Inn, fourth tier, Series D, 6.00%, 7/01/26	175,000	175,278
Cardinal Bay Inc., Village on the Park Carriage Inn, fourth tier, Series D, 7.00%, 7/01/51	4,050,000	4,122,252
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF - Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A, 5.00%,
4/01/47	6,420,000	6,898,162
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45	3,000,000	3,385,770
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	30,000,000	32,358,900
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	33,131,000
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	3,228,225
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter,
9/01/45	25,000,000	28,379,000
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter,
9/01/43	10,000,000	10,379,500
System, first tier, Refunding, Series A, 5.625%, 1/01/33	560,000	599,379
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	13,992,250
System, first tier, Refunding, Series A, 5.75%, 1/01/48	4,015,000	4,288,502
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	11,212,800
System, first tier, Refunding, Series B, 5.75%, 1/01/40	1,420,000	1,524,853
System, first tier, Series A, Pre-Refunded, 5.625%, 1/01/33	440,000	473,145
System, first tier, Series A, Pre-Refunded, 5.75%, 1/01/48	25,985,000	27,993,121
System, first tier, Series B, Pre-Refunded, 5.75%, 1/01/40	10,260,000	11,052,893
System, first tier, Series K, Sub Series K-2, Pre-Refunded, 6.00%, 1/01/38	15,000,000	16,903,800
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,500,000	12,250,455
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	20,000,000	21,529,200
Red River Health Facilities Development Corp. First Mortgage Revenue,
Eden Home Project, 7.25%, 12/15/42.	11,000,000	9,268,930
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,627,035
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,065,960
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center
Refinancing and Expansion Project, 4.00%, 9/15/42	39,000,000	41,308,800
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	17,194,963
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44	5,125,000	5,770,545
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49	2,625,000	2,945,486
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue,
5.00%, 12/15/30	25,000,000	28,374,500
5.00%, 12/15/31	24,500,000	27,650,700
5.00%, 12/15/32	10,000,000	11,222,600
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, 5.00%, 8/15/41	5,000,000	5,757,050
second tier, Refunding, Series C, 5.00%, 8/15/37.	11,055,000	12,651,231
second tier, Refunding, Series C, 5.00%, 8/15/42.	15,965,000	18,145,819
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement,
Series A, 5.375%, 11/01/37	8,000,000	8,206,720
Mother Frances Hospital Regional Health Care Center Project, Series B, 5.00%, 7/01/37	2,500,000	2,540,325

|72

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project,
6.00%, 11/01/41	$9,350,000	$10,525,762
		761,373,729
Virginia 0.9%
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%,
11/01/43.	17,575,000	20,050,614
Tobacco Settlement FICO Revenue, Capital Appreciation, Second Subordinate, Refunding, Series D,
zero cpn., 6/01/47	50,000,000	1,129,500
Virginia Small Business Financing Authority Revenue,
Elizabeth River Crossings OPCO LLC Project, senior lien, 6.00%, 1/01/37	8,000,000	9,524,800
Elizabeth River Crossings OPCO LLC Project, senior lien, 5.50%, 1/01/42	35,790,000	41,133,805
		71,838,719
Washington 2.0%
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	13,406,228
Washington State District Project, 5.50%, 6/01/39	16,250,000	18,166,688
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A,
5.50%, 9/01/42	3,150,000	3,323,093
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	10,615,000	13,510,984
Skagit County Public Hospital District No. 1 Revenue,
Skagit Valley Hospital, 5.75%, 12/01/32	2,000,000	2,107,760
Skagit Valley Hospital, 5.75%, 12/01/35	5,355,000	5,891,785
[b] Washington State Economic Development Finance Authority Environmental Facilities Revenue,
Coalview Centralia LLC Project, 9.50%, 8/01/25	13,645,000	14,388,243
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 7.00%, 7/01/39	8,500,000	10,041,900
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	8,646,075
Kadlec Medical Center, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/30	4,000,000	4,087,760
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42.	19,725,000	22,316,273
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	309,529
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	10,000,000	11,752,500
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	31,429,500
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
Refunding, 5.625%, 10/01/40	5,235,000	5,823,152
		165,201,470
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co.
LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	15,124,536
Kanawha County Commission Student Housing Revenue, The West Virginia State University
Foundation Project, 6.75%, 7/01/45	6,650,000	7,394,800
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	24,250,000	24,957,858
		47,477,194
Wisconsin 0.7%
Wisconsin PFA Exempt Facilities Revenue,
Celanese Project, Refunding, Series B, 5.00%, 12/01/25	5,000,000	5,758,400
Celanese Project, Refunding, Series C, 4.30%, 11/01/30	7,000,000	7,210,700
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	17,086,050

|73

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin State Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	$5,000,000	$5,319,800
St. Johns Communities Inc., Refunding, Series B, 5.00%, 9/15/37	650,000	717,255
St. Johns Communities Inc., Refunding, Series B, 5.00%, 9/15/45	1,500,000	1,646,250
Thedacare Inc., Refunding, 5.00%, 12/15/44	6,605,000	7,555,526
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,672,800
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A,
NATL Insured, 5.50%, 12/01/40	6,755,000	7,819,926
		58,786,707
Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39	5,500,000	6,201,855
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,407,940
Wyoming CDA Student Housing Revenue,
CHF-Wyoming LLC, University of Wyoming Project, 6.25%, 7/01/31	600,000	675,540
CHF-Wyoming LLC, University of Wyoming Project, 6.50%, 7/01/43	1,600,000	1,791,456
Wyoming Municipal Power Agency Power Supply System Revenue,
Series A, 5.50%, 1/01/28	1,350,000	1,440,004
Series A, 5.50%, 1/01/33	2,360,000	2,513,117
Series A, 5.50%, 1/01/38	2,810,000	2,984,108
Series A, 5.375%, 1/01/42	2,750,000	2,906,200
		24,920,220

U.S. Territories 6.6%
Guam 2.0%
Government of Guam GO,
Series A, 6.00%, 11/15/19	6,580,000	7,096,991
Series A, Pre-Refunded, 5.125%, 11/15/27	7,270,000	7,733,244
Series A, Pre-Refunded, 6.75%, 11/15/29.	10,000,000	11,941,300
Series A, Pre-Refunded, 5.25%, 11/15/37.	37,000,000	39,424,240
Series A, Pre-Refunded, 7.00%, 11/15/39.	15,000,000	18,038,850
Guam Education Financing Foundation COP, Guam Public School Facilities Project, Series A, 5.00%,
10/01/23.	2,500,000	2,525,575
Guam Government Business Privilege Tax Revenue,
Refunding, Series D, 5.00%, 11/15/39	15,000,000	17,396,400
Series A, 5.125%, 1/01/42	5,000,000	5,668,150
Guam Government Department of Education COP,
John F. Kennedy High School Project, Series A, 6.625%, 12/01/30	5,065,000	5,644,791
John F. Kennedy High School Project, Series A, 6.875%, 12/01/40	4,000,000	4,462,960
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	12,540,805
Guam Government Limited Obligation Revenue,
Section 30, Series A, 5.625%, 12/01/29	3,850,000	4,336,832
Section 30, Series A, 5.75%, 12/01/34	8,430,000	9,514,688
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,494,560
Guam International Airport Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.50%, 10/01/33	2,000,000	2,430,000
General, Refunding, Series B, AGMC Insured, 5.75%, 10/01/43	3,000,000	3,693,420

|74

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Guam (continued)
Guam Power Authority Revenue, Refunding, Series A, 5.50%, 10/01/40	$10,000,000	$11,204,900
		168,147,706
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	5,645,000	5,856,800
Puerto Rico 3.7%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	11,500,000	11,562,445
Asset-Backed, Refunding, 5.625%, 5/15/43	4,000,000	4,000,200
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.75%, 7/01/41	15,000,000	9,300,000
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y,
Pre-Refunded, 5.50%, 7/01/36	11,850,000	11,896,096
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	15,924,100
Series A, 7.25%, 7/01/30	25,000,000	14,750,000
Series A, 6.75%, 7/01/36	29,750,000	17,552,500
Series A, 7.00%, 7/01/43	5,000,000	2,950,000
Series WW, 5.50%, 7/01/38.	16,355,000	9,649,450
Series XX, 5.75%, 7/01/36	23,620,000	13,935,800
Series XX, 5.25%, 7/01/40	71,780,000	42,350,200
Puerto Rico Electric Power Authority Revenue, Series A-4, zero cpn., 7/01/19	5,500,000	5,514,245
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects,
Refunding, 5.125%, 12/01/27	3,000,000	3,259,080
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue,
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	880,000	864,195
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27.	3,500,000	3,255,945
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32.	2,000,000	1,842,920
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42.	2,505,000	2,241,975
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	17,835,000	17,307,441
Hospital Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	7,050,000	7,224,699
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,750,525
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	8,000,000	4,370,000
[f] Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%,
8/01/31	92,125,000	11,285,312
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/33	12,150,000	1,313,051
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/34	4,000,000	404,040
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/36	17,800,000	1,567,290
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	60,970,000	23,825,247
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	43,500,000	12,303,975
Capital Appreciation, Sub Series A, zero cpn., 8/01/34	59,465,000	5,618,848
first subordinate, Series A, 5.50%, 8/01/42	51,560,000	21,010,700
first subordinate, Series A, 6.00%, 8/01/42	32,365,000	13,269,650
first subordinate, Series A, 6.50%, 8/01/44	26,100,000	10,733,625

|75

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue, (continued)
first subordinate, Series C, 5.50%, 8/01/40	$25,000,000	$10,187,500
		315,021,054
U.S. Virgin Islands 0.8%
Virgin Islands PFAR,
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	607,675
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,639,830
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,085,929
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	10,954,100
Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A, 6.00%, 10/01/39.	7,250,000	8,058,810
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	21,099,689
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,806,028
Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%,
10/01/29	5,750,000	6,363,697
		67,615,758
Total U.S. Territories		556,641,318
Total Municipal Bonds (Cost $7,532,226,838)		8,337,608,335

Total Investments before Short Term Investments (Cost $7,537,628,573)		8,343,014,240

Short Term Investments 0.5%
Municipal Bonds 0.5%
Georgia 0.5%
[h] Appling County Development Authority PCR, Georgia Power Co. Plant Hatch Project, Refunding, Daily
VRDN and Put, 0.40%, 9/01/41.	6,500,000	6,500,000
[h] Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Second Series,
Daily VRDN and Put, 0.40%, 10/01/32	6,400,000	6,400,000
[h] Monroe County Development Authority PCR,
Georgia Power Co. Plant Sherer Project, First Series, Daily VRDN and Put, 0.40%, 4/01/32	7,700,000	7,700,000
Georgia Power Co. Plant Sherer Project, First Series, Daily VRDN and Put, 0.40%, 11/01/48	18,500,000	18,500,000
Total Short Term Investments (Cost $39,100,000)		39,100,000
Total Investments (Cost $7,576,728,573) 99.7%.		8,382,114,240
Other Assets, less Liabilities 0.3%		25,860,823
Net Assets 100.0%		$8,407,975,063

|76

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

See Abbreviations on page 151.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2016, the aggregate value of these securities was $38,452,915 representing 0.46% of net assets.
cIncome may be received in additional securities and/or cash.
dSecurity purchased on a when-issued basis.
eThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
fDefaulted security or security for which income has been deemed uncollectible.
gAt May 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
hVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|77

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Insured Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.8%
Alabama 4.4%
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	$20,000,000	$22,736,200
Birmingham Water Works Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,463,000
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,880,158
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,555,750
Houston County Health Care Authority Revenue,
Series A, AMBAC Insured, 5.125%, 10/01/24	5,855,000	5,867,764
Series A, AMBAC Insured, 5.125%, 10/01/25	6,065,000	6,077,979
Leeds Public Educational Building Authority Educational Facilities Revenue,
Assured Guaranty, 5.125%, 4/01/38	7,805,000	8,231,699
Assured Guaranty, Pre-Refunded, 5.125%, 4/01/38	3,060,000	3,300,791
Phenix City Water and Sewer Revenue,
wts., Refunding, Series A, BAM Insured, 5.00%, 8/15/27	2,900,000	3,501,518
wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,966,309
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,540,400
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
9/01/41.	5,000,000	5,045,350
		86,166,918
Alaska 0.6%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21 .	5,000	5,022
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, Pre-Refunded, 6.00%, 9/01/32	10,000,000	11,602,500
		11,607,522
Arizona 2.9%
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,524,845
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	11,198,800
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,541,800
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	9,002,640
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured,
ETM, 7.00%, 12/01/16	15,000	15,481
Pima County Sewer System Revenue, Obligations, AGMC Insured, 5.00%, 7/01/25	7,000,000	8,073,520
Tucson Water System Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32	12,000,000	12,559,680
		55,916,766
Arkansas 0.4%
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured,
Pre-Refunded, 5.00%, 10/01/35	5,230,000	5,514,460
Board of Trustees of the University of Arkansas Revenue, Various Facility, Fayetteville Campus, AMBAC
Insured, Pre-Refunded, 5.00%, 11/01/36	3,205,000	3,264,004
		8,778,464
California 9.9%
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32.	20,000	20,071
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	34,189,500
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	15,445,632
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	24,816,330
Various Capital Projects, Series G, Sub Series G-1, Assured Guaranty, 5.25%, 10/01/24	5,000,000	5,621,950

Quarterly Statement of Investments | See Notes to Statements of Investments. | 78

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State University Revenue, Systemwide, Series A, AGMC Insured, Pre-Refunded, 5.00%,
11/01/39	$10,000,000	$10,806,900
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured
Guaranty, 5.375%, 8/01/34	10,000,000	11,191,800
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, Pre-Refunded,
5.25%, 8/01/35	23,800,000	27,011,096
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	33,935,987
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/34	5,000,000	5,674,600
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.75%, 8/01/29	13,315,000	15,126,239
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Refunding, Series D, Assured
Guaranty, 5.00%, 8/01/22	10,000,000	10,495,100
		194,335,205
Colorado 3.4%
Colorado State Board of Governors University Enterprise System Revenue,
Series A, NATL Insured, 5.00%, 3/01/37	1,350,000	1,386,450
Series A, NATL Insured, Pre-Refunded, 5.00%, 3/01/37	8,650,000	8,931,557
Colorado State Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, Pre-Refunded, 5.00%, 9/01/36	20,000,000	21,593,800
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,994,300
Denver City and County Airport System Revenue,
Series C, NATL Insured, ETM, 6.125%, 11/15/25.	3,590,000	4,697,407
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,429,228
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,
12/01/35	15,000,000	15,125,400
		67,158,142
Connecticut 0.3%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program,
Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/38.	5,000,000	5,528,100
District of Columbia 1.0%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Sub Series 1, AGMC
Insured, Pre-Refunded, 5.45%, 7/15/35	18,475,000	20,209,248
Florida 4.9%
Brevard County Local Option Fuel Tax Revenue,
NATL Insured, 5.00%, 8/01/32	12,440,000	12,971,437
NATL Insured, 5.00%, 8/01/37	13,000,000	13,532,220
Broward County HFAR,
MFH, Heron Pointe Apartments Project, Series A, 5.65%, 11/01/22	400,000	401,512
MFH, Heron Pointe Apartments Project, Series A, 5.70%, 11/01/29	225,000	225,797
Cape Coral Water and Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 10/01/36.	2,000,000	2,028,360
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19.	50,000	50,185
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,897,673
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,815,500
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL
Insured, 5.00%, 2/01/37	10,000,000	10,233,900
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,153,209
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	180,000	180,745
Lee Memorial Health System Hospital Revenue,
Series A, AMBAC Insured, 5.00%, 4/01/32	1,460,000	1,505,421
Series A, AMBAC Insured, 5.00%, 4/01/37	11,000,000	11,307,010

|79

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Leon County COP, School Board, Florida Master Lease Program, 5.00%, 7/01/25	$8,935,000	$8,966,451
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, AGMC
Insured, 5.50%, 11/15/42	3,800,000	4,373,230
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,008,790
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, NATL Insured,
Pre-Refunded, 5.00%, 5/01/25	5,000,000	5,198,150
Orange County Health Facilities Authority Hospital Revenue,
Orlando Regional Healthcare, Series B, AGMC Insured, 5.00%, 12/01/32	4,000,000	4,339,520
Orlando Regional Healthcare, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	3,000,000	3,301,980
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,873
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,759,633
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	983,272
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,250,990
		95,096,858
Georgia 4.9%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured, 5.75%,
6/15/41.	5,550,000	6,441,441
Atlanta Airport General Revenue, Series A, AGMC Insured, 5.00%, 1/01/40.	9,215,000	10,259,336
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.375%, 11/01/39.	23,000,000	25,895,240
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing
Foundation Four LLC Project, Assured Guaranty, 5.25%, 7/01/33	14,825,000	16,015,003
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,071
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 9/01/37	6,450,000	7,118,349
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	6,845,000	7,555,716
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
6/15/38	2,405,000	2,773,013
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare
System Inc. Project, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,994,625
Savannah EDA Revenue, SSU Community Development I LLC Project, Series I, Assured Guaranty, 5.75%,
6/15/41.	10,000,000	11,627,400
		95,695,194
Illinois 5.8%
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	26,466,955
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	26,635,000	29,804,831
Illinois State Finance Authority Revenue,
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40.	4,000,000	4,256,680
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	9,588,765
Illinois State GO,
AGMC Insured, 5.00%, 3/01/26	4,000,000	4,403,560
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,596,755
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,861,100
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20.	205,000	235,182
Saline Valley Conservancy District Waterworks Revenue, Saline, Gallatin, Hamilton, Hardin, Williamson,
Pope, Johnson and White Counties, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,200,900
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC
Insured, 5.125%, 1/01/28	7,135,000	7,334,495
		112,749,223

|80

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Indiana 0.7%
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health
Services Inc. Obligated Group, Series E, AGMC Insured, Pre-Refunded, 5.25%, 5/15/41	$3,750,000	$4,066,575
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured
Guaranty, 5.50%, 1/01/38	8,650,000	9,554,012
		13,620,587
Kentucky 0.5%
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL
Insured, Pre-Refunded, 5.00%, 9/01/37	10,000,000	10,516,400
Louisiana 3.3%
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%, 11/01/30	5,000,000	5,959,150
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc., Housing and Parking Project, AGMC Insured, 5.00%, 10/01/25	5,500,000	6,321,040
Ragin’ Cajun Facilities Inc., Housing and Parking Project, AGMC Insured, 5.50%, 10/01/41	15,000,000	17,286,900
Louisiana Local Government Environmental Facilities and CDA Revenue,
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	3,065,040
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A, AGMC
Insured, 5.00%, 10/01/40	8,545,000	9,258,678
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty,
6.75%, 6/01/26	21,000,000	23,325,330
		65,216,138
Maine 1.1%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program,
Series A-3, Assured Guaranty, 5.875%, 12/01/39	10,820,000	12,140,473
Portland Airport Revenue,
General, AGMC Insured, 5.25%, 1/01/35	3,000,000	3,347,100
General, AGMC Insured, 5.00%, 1/01/40	6,000,000	6,564,060
		22,051,633
Maryland 0.5%
Maryland State Health and Higher Educational Facilities Authority Revenue,
LifeBridge Health Issue, Assured Guaranty, 5.00%, 7/01/34	7,715,000	8,016,039
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/34.	1,285,000	1,344,932
University of Maryland Medical System Issue, Series B, NATL Insured, 7.00%, 7/01/22	160,000	190,482
		9,551,453
Massachusetts 2.6%
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, NATL
Insured, 5.00%, 9/01/47	25,050,000	26,018,684
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	862,808
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	21,685,000	22,076,197
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18	2,305,000	2,309,333
		51,267,022
Michigan 6.0%
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36.	15,000,000	15,021,750
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	11,185,900
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,817,450
senior lien, Series B, NATL Insured, 5.00%, 7/01/34.	10,000	10,035

|81

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C,
Assured Guaranty, 5.00%, 6/01/26.	$15,000,000	$16,903,800
Michigan State Building Authority Revenue,
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	22,080,000	22,361,078
Refunding, Series IA, NATL Insured, 5.00%, 10/15/36	7,665,000	7,762,576
Series IA, AGMC Insured, Pre-Refunded, 5.00%, 10/15/36	6,815,000	6,928,197
Series IA, NATL Insured, Pre-Refunded, 5.00%, 10/15/36.	2,335,000	2,373,784
Michigan State Hospital Finance Authority Revenue,
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	745,000	843,325
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33.	24,255,000	27,565,565
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Pollution Control Bonds
Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	310,703
		117,084,163
Missouri 1.2%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,607,080
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke’s Health
System, Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	15,000,000	16,672,050
		23,279,130
Nebraska 0.1%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM,
6.70%, 6/01/22	1,910,000	2,218,809
Nevada 1.7%
Clark County GO, Transportation Improvement, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	264,448
Clark County Passenger Facility Charge Revenue,
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/39	20,000,000	22,336,000
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/42	5,000,000	5,571,150
Reno Hospital Revenue, Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%,
6/01/39.	5,000,000	5,681,800
		33,853,398
New Hampshire 0.3%
Manchester GARB, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,535,140
New Jersey 2.3%
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29.	3,450,000	3,488,537
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34.	21,250,000	21,487,362
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,010,000
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation System, Series A, 6.00%, 12/15/38.	9,620,000	10,659,056
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	5,380,000	6,072,944
		45,717,899
New York 8.0%
Hudson Yards Infrastructure Corp. Revenue, Hudson Yards, Senior, Series A, AGMC Insured, 5.00%,
2/15/47.	16,475,000	18,367,483
MTA Revenue, Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	21,112,800
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Refunding, Series AA, 5.00%, 6/15/44	21,550,000	24,876,458
Second General Resolution, Refunding, Series GG, 5.00%, 6/15/43	25,000,000	28,820,000

|82

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2012, Series S-1, Sub Series
S-1A, 5.25%, 7/15/37	$25,000,000	$29,344,500
New York City Transitional Finance Authority Revenue, Subordinate, Series F, Subseries F-3, 5.00%,
2/01/32.	27,920,000	34,580,037
		157,101,278
North Carolina 0.5%
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	9,022,942
North Dakota 1.7%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D, Assured
Guaranty, 5.00%, 2/15/40	31,970,000	33,879,568
Ohio 3.1%
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,910,465
Hamilton County Healthcare Revenue, Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	25,043,400
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project,
Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	16,631,550
Ohio State Hospital Facility Revenue, University Hospital Health System, Refunding, Series A, AGMC
Insured, 5.00%, 1/15/41	7,000,000	7,837,550
		60,422,965
Oklahoma 0.0%†
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	245,000	270,754
Oregon 0.3%
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, AGMC Insured, 5.00%,
8/15/40.	4,935,000	5,356,054
Pennsylvania 8.5%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	5,000,000	5,852,450
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, 5.00%, 12/01/33	5,500,000	6,360,695
AGMC Insured, 5.00%, 12/01/37	10,520,000	12,077,697
AGMC Insured, 5.00%, 12/01/41	5,110,000	5,798,521
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,722,000
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	8,140,050
Montour School District GO,
Series A, AGMC Insured, 5.00%, 4/01/40	3,170,000	3,690,799
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,326,800
Series A, AGMC Insured, 5.00%, 4/01/42	2,000,000	2,325,040
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	554,485
Pennsylvania State GO,
First Series, AGMC Insured, 5.00%, 3/15/27	10,275,000	12,765,146
Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	26,164,784
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia
Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,088,200
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,907,400
Series C, Sub Series C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38	10,000,000	11,076,200
Sub Series A, AGMC Insured, Pre-Refunded, 6.00%, 12/01/41	10,000,000	10,268,700
Philadelphia Water and Wastewater Revenue, Series C, AGMC Insured, 5.00%, 8/01/40.	7,000,000	7,840,210
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	17,478,300
		166,437,477

|83

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Rhode Island 2.0%
Rhode Island State Clean Water Finance Agency Revenue, Wastewater Treatment System, City of
Cranston, Triton Ocean State LLC Project, NATL Insured, 5.80%, 9/01/22	$7,785,000	$7,795,899
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG
Insured, 5.00%, 7/01/31	5,720,000	5,737,446
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/30	7,535,000	8,577,919
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/35	4,500,000	5,094,900
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/40	10,270,000	11,559,912
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan
Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,430
		38,866,506
South Carolina 2.6%
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL Insured, 6.25%, 1/01/21	200,000	242,170
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC
Insured, ETM, 7.125%, 7/01/17	550,000	569,305
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School
District of Pickens County Project, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	17,800,000	18,186,082
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%,
8/01/35.	20,000,000	21,382,600
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,601,560
Woodruff Roebuck Water District Revenue, South Carolina Water System Improvement, Refunding, AGMC
Insured, 5.00%, 6/01/40	3,000,000	3,340,200
		50,321,917
South Dakota 0.0%†
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	280,000	288,924
Tennessee 0.5%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,517,340
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%,
7/01/25	295,000	295,702
		8,813,042
Texas 5.4%
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%,
1/01/17.	1,320,000	1,363,877
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	10,530,235
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34.	20,000,000	22,534,600
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, Pre-Refunded, 5.50%, 2/15/39	12,530,000	14,006,786
Port Neches-Groves ISD, GO, Jefferson County, Unlimited Tax School Building, Assured Guaranty, 5.00%,
2/15/34.	11,375,000	12,145,656
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien, Refunding and
Improvement, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,665,950
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured,
5.00%, 11/01/33	6,300,000	7,199,451
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health
System, NATL Insured, ETM, 6.00%, 9/01/24	2,995,000	3,569,022

|84

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
Texas (continued)
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41		$16,000,000	$18,224,480
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41		9,665,000	11,008,725
			106,248,782
Virginia 0.4%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty,
5.00%, 11/01/42		8,000,000	8,694,160
Washington 1.6%
King County Sewer Revenue,
Refunding, Second Series, AGMC Insured, 5.00%, 1/01/36		3,295,000	3,369,566
Second Series, AGMC Insured, Pre-Refunded, 5.00%, 1/01/36		1,705,000	1,748,392
Washington State Health Care Facilities Authority Revenue,
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39		1,500,000	1,735,080
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33		18,000,000	19,591,740
Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27		4,590,000	4,776,905
			31,221,683
West Virginia 0.7%
Berkeley County Public Service Sewer District Sewer Revenue, Refunding, Series B, BAM Insured, 5.00%,
6/01/36	.	1,000,000	1,173,490
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%,
6/01/35	.	7,445,000	7,463,017
West Virginia State Water Development Authority Water Development Revenue, Loan Program II,
Refunding, Series A-II, NATL Insured, 5.00%, 11/01/36		5,000,000	5,013,900
			13,650,407
Wisconsin 1.4%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL Insured,
6.90%, 8/01/21		3,000,000	3,740,700
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36		20,000,000	22,769,000
			26,509,700

U.S. Territories 1.3%
U.S. Virgin Islands 1.3%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29		23,000,000	26,230,810
Total Municipal Bonds (Cost $1,741,257,379) 96.8%			1,897,490,381
Other Assets, less Liabilities 3.2%			63,351,098
Net Assets 100.0%			$1,960,841,479

See Abbreviations on page 151.

†Rounds to less than 0.1% of net assets.

|85

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Kentucky Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 101.1%
Kentucky 99.9%
Bowling Green GO, Public Project, Series A, Pre-Refunded, 5.00%, 6/01/38	$5,000,000	$5,419,150
Boyle County Revenue, Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32	1,500,000	1,554,960
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured, 5.00%,
8/01/37	2,500,000	2,610,350
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, Pre-Refunded,
5.00%, 8/01/26	2,845,000	2,865,769
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Refunding, Assured Guaranty,
5.50%, 2/01/36	3,000,000	3,180,270
Fayette County School District Finance Corp. Revenue, Series D, 5.00%, 8/01/34	1,985,000	2,347,977
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,249,140
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding,
Series A, NATL Insured, 6.10%, 1/01/24	225,000	225,983
Jefferson County School District Finance Corp. School Building Revenue,
Refunding, Series B, 4.00%, 12/01/26	3,500,000	4,066,125
Series A, NATL Insured, Pre-Refunded, 4.75%, 6/01/27.	2,440,000	2,539,259
Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System
Obligated Group, 5.25%, 8/15/46	5,000,000	5,436,000
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena
Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33.	2,000,000	2,144,660
Kentucky Economic Development Finance Authority Revenue, Catholic Health Initiatives, Refunding, Series
A, 5.00%, 5/01/29	5,670,000	6,204,227
Kentucky Rural Water Finance Corp. Public Project Revenue,
Multimodal, Flexible Term Program, Series A, 5.00%, 2/01/26	485,000	486,028
Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34	1,010,000	1,010,939
Kentucky State Housing Corp. Conduit MFHR,
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.00%, 4/20/40	2,280,000	2,381,939
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.25%, 4/20/45	1,850,000	1,944,498
Kentucky State Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	2,005,580
Kentucky State Infrastructure Authority Revenue,
Wastewater and Drinking Water Revolving Fund, Series A, 5.00%, 2/01/28	2,000,000	2,372,540
Wastewater and Drinking Water Revolving Fund, Series A, 5.00%, 2/01/31	4,190,000	4,943,111
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/36	3,000,000	3,505,500
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	5,000,000	5,258,200
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	3,250,000	3,417,830
Kentucky State Property and Buildings Commission Revenues,
Project No. 90, Pre-Refunded, 5.50%, 11/01/28	4,375,000	4,855,025
Project No. 90, Refunding, 5.50%, 11/01/28	625,000	689,463
Project No. 108, Refunding, Series A, 5.00%, 8/01/34	3,500,000	4,102,840
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,895,725
Revitalization Projects, Series A, 5.00%, 7/01/32	2,000,000	2,366,580
Revitalization Projects, Series A, 5.00%, 7/01/33	3,000,000	3,602,970
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/28.	1,000,000	1,086,150
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/29.	1,000,000	1,122,550
Lexington-Fayette Urban County Airport Board Revenue,
General Airport, Refunding, Series A, 5.00%, 7/01/27	2,000,000	2,230,880
General Airport, Refunding, Series B, 5.00%, 7/01/29	1,185,000	1,406,868
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State
Hospital Project, Refunding, Series A, 5.25%, 6/01/32.	3,000,000	3,389,610

Quarterly Statement of Investments | See Notes to Statements of Investments. | 86

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Kentucky Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System, Series
A, 5.00%, 5/15/27	$2,635,000	$3,284,317
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, Pre-Refunded, 5.50%,
7/01/38	3,000,000	3,273,000
Louisville/Jefferson County Metro Government College Revenue,
Bellarmine University Inc. Project, Refunding and Improvement, 5.00%, 5/01/31	2,000,000	2,203,760
Bellarmine University Project, Refunding and Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,642,525
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary’s
HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37.	2,000,000	2,176,400
Louisville/Jefferson County Metro Government Industrial Building Revenue, Sisters of Mercy of the
Americas, Regional Community of Cincinnati Obligated Group, 5.00%, 10/01/35	1,500,000	1,512,135
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A,
5.375%, 12/01/39	1,995,000	2,255,048
Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28	1,910,000	2,295,629
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital Corp. Project, 6.375%,
8/01/40	2,500,000	2,772,875
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	2,000,000	2,260,820
American Water Co. Project, Series A, 5.375%, 6/01/40	2,000,000	2,191,760
American Water Co. Project, Series B, 5.625%, 9/01/39.	2,000,000	2,198,120
Owensboro GO, Public Project, 5.00%, 4/01/41	5,440,000	6,091,494
Paducah Electric Plant Board Revenue,
[a] Refunding, Series A, AGMC Insured, 5.00%, 10/01/34.	5,700,000	6,668,145
Series A, Assured Guaranty, 5.25%, 10/01/35.	6,500,000	7,060,950
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,362,485
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,657,050
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Pre-Refunded,
6.00%, 12/01/28	1,000,000	1,126,840
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	4,000,000	4,594,000
Trimble County Environmental Facilities Revenue,
Kentucky Utilities Co. Project, Series A, AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,400,350
Louisville Gas and Electric Co. Project, Refunding, Series A, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,857,550
University of Kentucky General Receipts Revenue, Series A, 5.00%, 4/01/32	2,000,000	2,438,060
University of Louisville Revenue, General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,592,116
Warren County Hospital Facility Revenue,
Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,136,660
Community Hospital Corp. Project, Series A, Pre-Refunded, 5.00%, 8/01/29	1,000,000	1,050,230
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32.	1,625,000	1,867,141
		173,888,156

|87

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Kentucky Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 1.2%
Puerto Rico 1.2%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series C, 5.50%, 8/01/40	$5,000,000	$2,037,500
Total Municipal Bonds (Cost $166,689,424) 101.1%		175,925,656
Other Assets, less Liabilities (1.1)%.		(1,873,483)
Net Assets 100.0%.		$174,052,173

See Abbreviations on page 151.

[a]Security purchased on a when-issued basis.

|88

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Louisiana Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 93.7%
Louisiana 91.8%
Alexandria Sales and Use Tax Revenue,
Pre-Refunded, 5.00%, 8/01/26	$1,710,000	$1,896,390
Pre-Refunded, 5.00%, 8/01/27	1,790,000	1,985,110
Pre-Refunded, 5.00%, 8/01/28	1,875,000	2,079,375
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	10,000,000	11,434,200
Baton Rouge Public Improvement Sales Tax Revenue,
Refunding, Series A-1, 5.00%, 8/01/30	1,000,000	1,244,400
Refunding, Series A-1, 5.00%, 8/01/31	1,480,000	1,835,659
Bossier City Utilities Revenue,
BHAC Insured, Pre-Refunded, 5.50%, 10/01/33	5,000,000	5,537,150
Refunding, 5.00%, 10/01/37	5,280,000	6,111,811
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student
Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,377,590
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,602,249
East Baton Rouge Mortgage Finance Authority SFMR,
MBS Program, Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	420,000	431,949
MBS Program, Series A-2, GNMA Secured, 5.10%, 10/01/40.	270,000	276,186
East Baton Rouge Parish Sales Tax Revenue,
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/28	1,000,000	1,133,250
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/30	1,700,000	1,939,717
East Baton Rouge Sewerage Commission Revenue,
Refunding, Series B, 5.00%, 2/01/39	5,000,000	5,844,800
Series A, Pre-Refunded, 5.25%, 2/01/34	2,500,000	2,784,600
Series A, Pre-Refunded, 5.25%, 2/01/39	6,500,000	7,239,960
Jefferson Parish Hospital Service District No. 1 Hospital Revenue, West Jefferson Medical Center, Series A,
Pre-Refunded, 6.00%, 1/01/39	3,105,000	3,760,745
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,583,720
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	10,073,960
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/28	1,345,000	1,620,389
Refunding, AGMC Insured, 5.00%, 11/01/31	2,400,000	2,849,400
XLCA Insured, Pre-Refunded, 5.25%, 11/01/27	5,000,000	5,313,000
Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36	1,865,000	2,123,340
Lafayette Public Power Authority Electric Revenue, NATL Insured, Pre-Refunded, 5.00%, 11/01/32	5,000,000	5,302,800
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, 5.25%, 10/01/30	4,000,000	4,615,280
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29	750,000	858,600
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34	1,750,000	2,013,900
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,531,138
Lafayette Utilities Revenue, 5.00%, 11/01/33	5,000,000	5,682,300
Louisiana HFA,
SFMR, Home Ownership Program, Series A, GNMA Secured, 5.50%, 6/01/40.	2,380,000	2,496,715
SFMR, Home Ownership Program, Series B, GNMA Secured, 6.125%, 12/01/33	365,000	385,144
Louisiana Local Government Environmental Facilities and CDA Revenue,
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,501,700
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39	3,750,000	4,085,475
East Ascension Consolidated Gravity Drainage District No. 1 Project, AMBAC Insured, Pre-Refunded,
5.00%, 12/01/37	5,370,000	5,601,716
East Ascension Consolidated Gravity Drainage District No. 1 Project, AMBAC Insured, Pre-Refunded,
5.00%, 12/01/44	8,870,000	9,252,740

Quarterly Statement of Investments | See Notes to Statements of Investments. | 89

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue, (continued)
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, BAM Insured, 5.00%,
12/01/40.	$2,925,000	$3,373,871
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,453,448
Jefferson Parish Projects, Series A, Pre-Refunded, 5.375%, 4/01/31.	2,000,000	2,247,520
Lake Charles Public Improvements Project, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27	1,000,000	1,039,630
LCTCS Act 360 Project, 5.00%, 10/01/32	3,000,000	3,548,220
LCTCS Act 360 Project, 5.00%, 10/01/33	5,000,000	5,872,700
McNeese State University Student Parking, Cowboy Facilities Inc. Project, AGMC Insured, 5.00%,
3/01/36	1,800,000	2,040,372
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,275,480
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 6.75%, 1/01/24	2,620,000	2,995,184
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 7.00%, 1/01/33	2,500,000	2,873,850
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/34	2,550,000	2,961,009
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/43	3,000,000	3,419,940
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Refunding, Series A, 5.00%, 7/01/35.	5,000,000	5,867,500
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39 .	3,500,000	4,102,595
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,659,150
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	6,000,000	6,139,680
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30.	5,000,000	5,003,800
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,643,350
Loyola University Project, 5.00%, 10/01/39.	5,000,000	5,398,350
Loyola University Project, 5.00%, 10/01/41.	5,000,000	5,386,600
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	5,000,000	6,332,450
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/34.	3,000,000	3,546,780
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47.	1,750,000	2,027,900
Ochsner Clinic Foundation Project, Series A, 5.375%, 5/15/43	3,655,000	3,794,438
Ochsner Clinic Foundation Project, Series A, Pre-Refunded, 5.375%, 5/15/43	1,345,000	1,402,068
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	2,900,000	3,010,316
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23.	2,500,000	3,193,050
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.25%, 5/15/27	1,090,000	1,134,963
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	6,322,026
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23	5,000,000	5,000,000
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,553,650
Louisiana State Gasoline and Fuels Tax Revenue,
first lien, Refunding, Series A, 5.00%, 5/01/41	3,000,000	3,545,790
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,686,700
Louisiana State GO,
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/24	3,475,000	3,493,348
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/25	1,765,000	1,774,319
Refunding, Series B, 5.00%, 8/01/27	5,000,000	6,181,150
Refunding, Series B, 5.00%, 8/01/28	5,000,000	6,140,550
Refunding, Series B, 5.00%, 8/01/29	2,575,000	3,144,230
Refunding, Series C, 5.00%, 8/01/27	7,200,000	8,656,560
Louisiana State Highway Improvement Revenue,
Series A, 5.00%, 6/15/30	2,860,000	3,393,504
Series A, 5.00%, 6/15/32	9,850,000	11,854,573
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,211,225

|90

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana State Unclaimed Property Special Revenue,
I-49 North Project, 5.00%, 9/01/26	$3,000,000	$3,606,300
I-49 North Project, 5.00%, 9/01/33	5,860,000	6,892,942
Louisiana State University and Agricultural and Mechanical College Revenue,
Board of Supervisors, Auxiliary, 5.00%, 7/01/37	4,000,000	4,594,600
Board of Supervisors, Auxiliary, NATL Insured, Pre-Refunded, 5.00%, 7/01/31.	3,000,000	3,010,560
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/29	1,000,000	1,185,830
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/30	1,040,000	1,229,093
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/34	1,000,000	1,165,900
Board of Supervisors, Auxiliary, Refunding, Series A, 5.00%, 7/01/40	5,000,000	5,473,500
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty,
6.00%, 1/01/23	2,000,000	2,247,300
New Orleans GO, Public Improvement, Series A, Assured Guaranty, 5.125%, 12/01/30	10,055,000	10,672,075
New Orleans Sewage Service Revenue, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/29	500,000	578,215
Port of New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty,
5.125%, 4/01/38	5,000,000	5,255,850
Shreveport GO, 5.00%, 8/01/29	4,790,000	5,517,697
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,141,100
St. Tammany Parish Utilities Revenue,
Series B, 5.50%, 8/01/35	2,650,000	3,088,814
Series B, 5.00%, 8/01/44	3,290,000	3,704,540
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured,
5.00%, 4/01/32	2,265,000	2,587,377
		385,059,990

U.S. Territories 1.9%
Puerto Rico 1.9%
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33.	6,450,000	3,805,500
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.375%, 8/01/39	10,000,000	4,287,500
		8,093,000
Total Municipal Bonds before Short Term Investments (Cost $370,882,877)		393,152,990

Short Term Investments (Cost $18,610,000) 4.4%
Municipal Bonds 4.4%
Louisiana 4.4%
[a] Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage,
ACES, Refunding, Series A, Daily VRDN and Put, 0.35%, 9/01/17	18,610,000	18,610,000
Total Investments (Cost $389,492,877) 98.1%		411,762,990
Other Assets, less Liabilities 1.9%		7,973,732
Net Assets 100.0%.		$419,736,722

See Abbreviations on page 151.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|91

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Maryland Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 100.3%
Maryland 96.3%
Annapolis GO, Refunding, 5.00%, 8/01/31	$1,250,000	$1,459,025
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,729,504
Consolidated Water and Sewer, 5.00%, 4/01/40	5,000,000	5,988,900
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	14,409,895
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%, 1/01/28 .	1,975,000	2,127,035
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	10,095,000	10,140,932
Baltimore County GO,
Metropolitan District, 74th Issue, Refunding, 5.00%, 2/01/32	1,250,000	1,473,188
Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/40	2,900,000	3,524,312
Baltimore Project Revenue,
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,204,450
Wastewater Projects, Series A, 5.00%, 7/01/38	8,930,000	10,468,996
Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	16,575,999
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38	5,000,000	5,371,550
Wastewater Projects, Series C, 5.125%, 7/01/34	1,835,000	2,044,887
Wastewater Projects, Series C, 5.625%, 7/01/39	2,965,000	3,357,358
Wastewater Projects, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	2,120,000	2,218,877
Water Projects, Series A, 5.00%, 7/01/41	7,845,000	9,008,570
Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,233,200
Water Projects, Subordinate, Series A, 5.375%, 7/01/34	475,000	533,207
Water Projects, Subordinate, Series A, Pre-Refunded, 5.375%, 7/01/34	275,000	311,374
Water Projects, Subordinate, Series A, Pre-Refunded, 5.75%, 7/01/39	1,250,000	1,431,563
Baltimore Revenue, Water Projects, Refunding, Series B, 5.00%, 7/01/38.	5,000,000	5,910,950
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38	5,000,000	5,006,050
Frederick County GO, Public Improvements, Series A, Pre-Refunded, 5.00%, 3/01/34	8,580,000	9,514,105
Howard County Housing Commission Revenue,
[a] Gateway Village Apartments, 4.00%, 6/01/46.	4,000,000	4,233,000
Verona Oakland Mills Project, 5.00%, 10/01/28	10,000,000	11,515,900
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%,
11/01/30	3,935,000	4,535,245
Maryland State Community Development Administration Department of Housing and CDR, Residential,
Series B, 4.75%, 9/01/39.	5,335,000	5,548,347
Maryland State Community Development Administration Local Government Infrastructure Revenue,
Subordinate Obligations, Series A-2, 5.00%, 6/01/34	3,500,000	4,070,500
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	11,322,400
Maryland State EDC Student Housing Revenue,
Morgan State University Project, Refunding, 5.00%, 7/01/27	4,750,000	5,302,092
Salisbury University Project, Refunding, 5.00%, 6/01/34	2,040,000	2,227,068
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,450,450
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,337,394
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,286,224
University of Maryland, Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30	3,245,000	3,256,293
University of Maryland, Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35	3,675,000	3,687,789
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/35	4,225,000	5,079,422
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/43	2,000,000	2,364,060
University of Maryland, College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/25	2,500,000	2,500,000
University of Maryland, College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/28	2,000,000	2,000,000
University of Maryland, College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33	9,370,000	9,370,000
University Village at Sheppard Pratt, 5.00%, 7/01/27.	1,500,000	1,655,865
University Village at Sheppard Pratt, 5.00%, 7/01/33.	2,495,000	2,679,855

Quarterly Statement of Investments | See Notes to Statements of Investments. | 92

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Maryland State GO, State and Local Facilities Loan of 2014, Refunding, Second Series C, 5.00%, 8/01/24	$5,000,000	$6,343,800
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Refunding, 5.00%, 7/01/39	10,000,000	11,390,400
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/29	2,000,000	2,351,020
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	2,000,000	2,351,020
Carroll Hospital Center, Pre-Refunded, 5.00%, 7/01/40	6,790,000	6,814,172
Edenwald Issue, Refunding, 5.25%, 1/01/37	3,400,000	3,881,950
Edenwald Issue, Series A, Pre-Refunded, 5.40%, 1/01/31	1,000,000	1,003,790
Goucher College, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,730,310
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	13,324,520
Johns Hopkins Medical Institutions Utilities Program Issue, Refunding, Series A, 5.00%, 5/15/37	10,000,000	11,896,500
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/31.	7,060,000	8,467,482
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37.	5,000,000	5,923,500
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41.	15,000,000	17,581,800
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38.	5,000,000	5,795,600
LifeBridge Health Issue, Assured Guaranty, 5.00%, 7/01/34	9,385,000	9,751,203
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/34	1,560,000	1,632,758
LifeBridge Health Issue, Refunding, Assured Guaranty, 4.75%, 7/01/38.	10,000,000	10,301,400
Loyola University Maryland, Refunding, 5.00%, 10/01/45.	2,250,000	2,617,155
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,986,017
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	2,006,760
Maryland Institute College of Art, 5.00%, 6/01/36	6,900,000	7,175,931
Maryland Institute College of Art, 5.00%, 6/01/40	10,000,000	10,032,200
Maryland Institute College of Art, Refunding, 5.00%, 6/01/29.	1,000,000	1,134,800
Medstar Health, Series A, 5.00%, 8/15/38	5,000,000	5,646,450
Mercy Medical Center, Series A, Pre-Refunded, 5.00%, 7/01/37	10,000,000	10,460,800
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/27	655,000	657,076
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/34	5,000,000	5,001,050
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B, AMBAC
Insured, 5.00%, 7/01/38.	6,200,000	6,204,774
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/39.	5,000,000	5,770,650
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/45.	9,330,000	10,695,539
University of Maryland Medical System, Refunding, 5.00%, 7/01/35	2,100,000	2,453,367
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28.	15,000,000	16,223,400
Washington County Hospital Issue, Pre-Refunded, 5.75%, 1/01/38.	2,500,000	2,693,200
Western Maryland Health, Series A, NATL Insured, Pre-Refunded, 4.75%, 7/01/36	17,120,000	17,174,270
Maryland State Stadium Authority Revenue, Baltimore City Public Schools, Construction and Revitalization
Program, 5.00%, 5/01/46	15,080,000	18,092,532
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	8,808,480
Montgomery County Revenue,
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,891,354
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,589,877
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,854,900
Department of Liquor Control, Series A, 5.00%, 4/01/30	1,935,000	2,239,453
Montgomery County Water Quality Protection Charge Revenue,
Series A, 5.00%, 4/01/30	1,855,000	2,101,530
Series A, 5.00%, 4/01/31	1,240,000	1,403,308
Prince George’s County COP, Public Safety Communications Center, 5.00%, 10/01/30	2,060,000	2,354,477
Prince George’s County GO, Consolidated Public Improvement, Series A, 5.00%, 9/15/28	3,725,000	4,407,643

|93

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Prince George’s County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%,
6/30/30	$4,000,000	$4,011,520
		498,695,569
District of Columbia 0.5%
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,765,975
U.S. Territories 3.5%
Puerto Rico 3.5%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,000,000	2,950,000
Series XX, 5.25%, 7/01/40.	5,000,000	2,950,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	11,425,000	4,712,812
first subordinate, Series A, 6.00%, 8/01/42	18,160,000	7,445,600
		18,058,412
Total Municipal Bonds (Cost $508,361,561) 100.3%		519,519,956
Other Assets, less Liabilities (0.3)%		(1,314,626)
Net Assets 100.0%		$518,205,330

See Abbreviations on page 151.

[a]Security purchased on a when-issued basis.

|94

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Massachusetts Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.2%
Massachusetts 98.2%
Boston GO, Refunding, Series B, 5.00%, 4/01/26.	$6,160,000	$7,866,074
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	4,400,000	5,005,044
Braintree GO, Refunding, 5.00%, 5/15/27	2,000,000	2,614,920
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,852,049
Dudley-Charlton Regional School District GO, Series B, NATL Insured, 5.25%, 5/01/19	3,140,000	3,500,786
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Refunding, Senior Series A, 5.25%, 7/01/30	4,000,000	5,377,720
Refunding, Series B, 5.00%, 7/01/33	2,500,000	3,063,900
Series A, 5.00%, 7/01/40	5,000,000	6,004,950
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,977,100
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/33	10,000,000	10,796,900
Series B, 5.00%, 5/01/40	4,625,000	5,300,204
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Commonwealth
Contract Assistance Secured, Series B, 5.00%, 1/01/35	16,165,000	18,098,496
Massachusetts State Development Finance Agency Revenue,
Boston College Issue, Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,359,040
Brandeis University Issue, Series N, 5.00%, 10/01/39	5,000,000	5,390,400
The Broad Institute Issue, Series A, 5.375%, 4/01/41	15,000,000	17,355,750
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty,
Pre-Refunded, 5.00%, 7/01/31	5,000,000	5,233,200
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty,
Pre-Refunded, 5.00%, 7/01/37	5,035,000	5,269,832
Northeastern University Issue, Series A, 5.00%, 3/01/44	5,000,000	5,768,400
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41.	5,000,000	5,595,050
Partners Healthcare System Issue, Refunding, Series O-2, 5.00%, 7/01/30	5,000,000	6,123,200
Sterling and Francine Clark Art Institute Issue, 5.00%, 7/01/41.	12,900,000	14,779,659
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	16,791,201
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	5,069,627
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,421,696
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	5,880,000	6,322,999
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,368,670
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program,
Series A, 5.00%, 6/15/27	5,000,000	6,229,800
Massachusetts State GO,
Consolidated Loan, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/37	10,000,000	10,502,300
Consolidated Loan, Series F, 4.00%, 11/01/29	6,000,000	6,703,260
Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	5,000,000	6,903,850
Massachusetts State Health and Educational Facilities Authority Revenue,
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23.	850,000	851,233
Cape Cod Healthcare Obligated Group, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,466,470
Cape Cod Healthcare Obligated Group, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,461,063
Children’s Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,824,460
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,180,400
Lesley University Issue, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	10,311,460
Partners Healthcare System Issue, Refunding, Series J-1, 5.00%, 7/01/39	4,345,000	4,810,393
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,909,860
Sterling and Francine Clark Art Institute Issue, Series B, 5.00%, 7/01/40	5,000,000	5,700,300
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	521,422

Quarterly Statement of Investments | See Notes to Statements of Investments. | 95

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27	$4,000,000	$4,166,600
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	6,029,015
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,814,291
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,814,010
Housing, Series D, 5.05%, 6/01/40	4,430,000	4,624,876
Housing, Series F, 3.15%, 12/01/32	3,445,000	3,453,406
Housing, Series F, 3.45%, 12/01/37	1,500,000	1,514,580
SF Housing, Series 159, 4.05%, 12/01/32	5,125,000	5,465,300
SF Housing, Series 162, 3.15%, 12/01/32	10,905,000	11,135,423
Massachusetts State Port Authority Revenue,
Series A, AGMC Insured, 4.50%, 7/01/32	5,590,000	5,776,482
Series A, AGMC Insured, 4.50%, 7/01/37	7,935,000	8,166,861
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Series B, 5.00%, 10/15/41.	10,000,000	11,596,500
Series A, AMBAC Insured, Pre-Refunded, 4.75%, 8/15/32.	15,000,000	15,733,800
Massachusetts State School Building Authority Sales Tax Revenue, Series C, Refunding, 5.00%, 8/15/31	6,000,000	7,414,680
Massachusetts State Special Obligation Dedicated Tax Revenue,
Refunding, NATL Insured, 5.50%, 1/01/25	10,900,000	13,853,791
Refunding, NATL Insured, 5.50%, 1/01/34	16,900,000	22,794,213
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/31 .	5,555,000	6,025,508
Massachusetts State Water Pollution Abatement Trust Revenue,
2012, Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,747
2012, Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,874
State Revolving Fund, Refunding, 5.00%, 8/01/23	3,000,000	3,738,030
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, Massachusetts
Water Resources Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29.	250,000	251,015
Massachusetts Water Resources Authority Revenue,
General, Green Bond, Refunding, Series C, 4.00%, 8/01/36	5,000,000	5,621,400
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	7,309,496
General, Series A, AGMC Insured, Pre-Refunded, 4.50%, 8/01/46	5,325,000	5,462,119
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue,
senior lien, 5.00%, 7/01/41	7,500,000	8,592,825
senior lien, Refunding, 5.25%, 7/01/36	5,585,000	6,524,788
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,680,293
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, Pre-Refunded, 4.50%, 8/01/26	2,000,000	2,051,500
Worcester GO,
Assured Guaranty, 5.00%, 11/01/37	3,000,000	3,160,740
Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,588,544
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,226,470
Total Municipal Bonds (Cost $431,805,950) 98.2%		468,726,315
Other Assets, less Liabilities 1.8%		8,383,574
Net Assets 100.0%		$477,109,889

See Abbreviations on page 151.

|96

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Michigan Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 95.4%
Michigan 93.2%
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, Pre-Refunded,
5.00%, 5/01/37	$11,810,000	$12,278,030
Ann Arbor Public School District GO,
Refunding, 5.00%, 5/01/26	750,000	915,008
Refunding, 5.00%, 5/01/28	1,000,000	1,210,130
Refunding, 5.00%, 5/01/29	1,235,000	1,487,903
Battle Creek School District GO,
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/31	4,000,000	4,158,520
School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	10,165,000	10,567,839
Caledonia Community Schools GO,
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/24	1,000,000	1,225,870
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/25	1,000,000	1,235,460
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/26	1,000,000	1,242,060
Counties of Kent, Allegan and Barry, Refunding, Series A, 5.00%, 5/01/30	1,850,000	2,244,698
Counties of Kent, Allegan and Barry, Refunding, Series A, 5.00%, 5/01/32	1,900,000	2,286,897
Counties of Kent, Allegan and Barry, School Building and Site, NATL Insured, Pre-Refunded, 5.00%,
5/01/26	3,665,000	3,810,244
Central Michigan University Revenue,
General, Refunding, 5.00%, 10/01/30	1,910,000	2,268,488
General, Refunding, 5.00%, 10/01/31	1,055,000	1,249,531
General, Refunding, 5.00%, 10/01/34	1,600,000	1,879,264
General, Refunding, 5.00%, 10/01/39	2,000,000	2,332,820
Chippewa Valley Schools GO,
Refunding, 5.00%, 5/01/28	6,075,000	7,117,470
Refunding, 5.00%, 5/01/29	6,425,000	7,505,171
Refunding, 5.00%, 5/01/30	6,420,000	7,477,053
Refunding, 5.00%, 5/01/31	3,000,000	3,483,570
Refunding, 5.00%, 5/01/32	6,590,000	7,629,572
Commerce Charter Township GO, Capital Improvement, Refunding, 5.00%, 12/01/38	3,250,000	3,851,412
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%,
5/01/29	10,000,000	12,757,400
Detroit GO,
Distributable State Aid, 5.00%, 11/01/30	5,000,000	5,287,200
Distributable State Aid, 5.25%, 11/01/35	5,000,000	5,325,150
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,592,950
Detroit Water Supply System Revenue,
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	20,067,800
second lien, Series B, NATL Insured, 5.00%, 7/01/34	25,000	25,087
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	18,647,825
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	25,725,000	25,769,247
Farmington Public School District GO,
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/27	1,000,000	1,203,010
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/28	2,000,000	2,411,340
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/32	4,035,000	4,793,701
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/33	2,900,000	3,440,212
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/34	3,000,000	3,556,230
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/35	1,000,000	1,184,540
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,600,914

Quarterly Statement of Investments | See Notes to Statements of Investments. | 97

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Grand Rapids Sanitary Sewer System Revenue,
Improvement, Refunding, 5.00%, 1/01/26	$1,000,000	$1,220,960
Improvement, Refunding, 5.00%, 1/01/28	1,560,000	1,880,237
Improvement, Refunding, 5.00%, 1/01/29	1,000,000	1,200,620
Improvement, Refunding, 5.00%, 1/01/31	2,095,000	2,497,512
Improvement, Refunding, 5.00%, 1/01/32	1,175,000	1,396,241
Improvement, Refunding, 5.00%, 1/01/33	1,125,000	1,332,529
Improvement, Refunding, 5.00%, 1/01/34	1,000,000	1,180,670
Improvement, Refunding, 5.00%, 1/01/35	1,500,000	1,765,305
Improvement, Refunding, 5.00%, 1/01/39	880,000	1,027,690
Improvement, Refunding, 5.00%, 1/01/44	2,000,000	2,325,180
Refunding, 5.00%, 1/01/36	1,250,000	1,507,588
Refunding, 5.00%, 1/01/38	1,000,000	1,199,490
Grand Rapids Water Supply System Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,222,300
Grand Traverse County Hospital Finance Authority Revenue,
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/44	2,000,000	2,228,800
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/47	2,500,000	2,771,100
Grand Valley State University Revenue,
General, Pre-Refunded, 5.75%, 12/01/34	1,500,000	1,538,460
General, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/28	17,165,000	18,588,665
General, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	8,570,000	9,280,796
Refunding, Series A, 5.00%, 12/01/32.	4,295,000	5,155,246
Grandville Public School District GO,
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/29	750,000	892,335
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/30	1,000,000	1,185,410
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/31	1,150,000	1,358,219
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/32	1,165,000	1,370,890
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/34	1,315,000	1,536,078
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/35	1,225,000	1,425,704
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/37	2,915,000	3,367,845
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/40	6,215,000	7,138,549
Holly Area School District GO,
Refunding, 5.00%, 5/01/30	1,045,000	1,220,017
Refunding, 5.00%, 5/01/32	1,040,000	1,214,179
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C,
Assured Guaranty, 5.00%, 6/01/26	10,000,000	11,269,200
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Bronson Methodist Hospital, Refunding, AGMC Insured, 5.25%, 5/15/36	10,000,000	11,079,700
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,508,270
Kelloggsville Public Schools GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/33	1,045,000	1,231,491
School Building and Site, AGMC Insured, 5.00%, 5/01/35	1,150,000	1,345,316
School Building and Site, AGMC Insured, 5.00%, 5/01/38	3,815,000	4,430,321
[a] Kent County GO,
Capital Improvement, 5.00%, 6/01/31	1,000,000	1,245,920
Capital Improvement, 5.00%, 6/01/34	1,445,000	1,781,425
Capital Improvement, 5.00%, 6/01/36	745,000	911,023
Kentwood Public Schools GO,
School Building and Site, 5.00%, 5/01/35	1,205,000	1,444,566
School Building and Site, 5.00%, 5/01/36	1,205,000	1,442,252
School Building and Site, 5.00%, 5/01/38	1,210,000	1,438,968
School Building and Site, 5.00%, 5/01/41	1,120,000	1,324,490

|98

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Kentwood Public Schools GO, (continued)
School Building and Site, 5.00%, 5/01/44	$1,800,000	$2,123,532
L’Anse Creuse Public Schools GO,
Refunding, 5.00%, 5/01/28	5,230,000	6,254,714
Refunding, 5.00%, 5/01/30	5,560,000	6,595,717
Refunding, 5.00%, 5/01/32	5,890,000	6,936,005
Refunding, 5.00%, 5/01/34	6,220,000	7,271,056
Refunding, 5.00%, 5/01/35	2,840,000	3,310,162
Lansing Board of Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	11,603,200
Lansing Community College GO, College Building and Site, Refunding, 5.00%, 5/01/32.	3,000,000	3,455,970
Lapeer Community Schools GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/33	4,400,000	4,665,848
School Building and Site, AGMC Insured, 5.00%, 5/01/37	4,325,000	4,578,748
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group,
Refunding, Series B, 6.00%, 11/15/35	5,000,000	6,068,100
Livonia Public Schools School District GO,
School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/36.	5,725,000	6,446,178
School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/38.	6,000,000	6,751,800
School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/43.	16,850,000	18,860,879
Mason County CSD,
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/25	1,050,000	1,296,278
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/26	1,100,000	1,342,011
Mattawan Consolidated School District GO,
Series I, 5.00%, 5/01/30	1,000,000	1,186,280
Series I, 5.00%, 5/01/31	1,915,000	2,265,062
Series I, 5.00%, 5/01/32	1,110,000	1,316,771
Series I, 5.00%, 5/01/34	2,325,000	2,717,879
Series I, 5.00%, 5/01/39	3,375,000	3,930,862
Meridian Public School District GO,
Refunding, 5.00%, 5/01/25	500,000	617,275
Refunding, 5.00%, 5/01/27	735,000	887,476
Refunding, 5.00%, 5/01/29	775,000	928,900
Refunding, 5.00%, 5/01/31	1,130,000	1,336,564
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,891,350
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,316,940
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,842,800
Facilities Program, Series I, 6.25%, 10/15/38	5,985,000	6,644,906
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	9,015,000	10,146,292
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	15,742,140
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,134,700
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	755,000	764,611
Series IA, AGMC Insured, Pre-Refunded, 5.00%, 10/15/36	245,000	249,069
Michigan State Finance Authority Hospital Revenue, Trinity Health Credit Group, Refunding, Series MI,
5.00%, 12/01/45	20,000,000	23,526,600
Michigan State Finance Authority Revenue,
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,600,465
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,910,026
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	11,542,068
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	13,546,680
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42.	8,000,000	9,143,440
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,553,890

|99

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan State Finance Authority Revenue, (continued)
State Revolving Fund, Clean Water, 5.00%, 10/01/29	$3,000,000	$3,540,180
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,336,780
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	1,810,000	1,922,636
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, NATL Insured, 5.00%, 11/15/31	2,410,000	2,547,346
Hospital, Sparrow Obligated Group, NATL Insured, Pre-Refunded, 5.00%, 11/15/31	6,090,000	6,459,785
Hospital, Sparrow Obligated Group, Pre-Refunded, 5.00%, 11/15/31	7,060,000	7,488,683
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	2,940,000	3,106,669
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	6,476,949
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,419,684
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,662,002
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	3,036,852
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,533,320
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,747,700
St. John Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17.	3,900,000	3,913,494
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	915,000	1,035,762
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	24,085,000	27,372,362
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	22,319,000
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	10,495,600
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub
Series ET-2, 5.50%, 8/01/29	10,000,000	10,070,400
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB,
AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,728,430
Michigan State Technological University Revenue, General, Refunding, Series A, 5.00%, 10/01/45	2,400,000	2,777,352
Michigan State University Revenue,
General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	16,115,823
General, Series A, 5.00%, 8/15/40	8,500,000	10,159,370
Muskegon County GO,
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/33	1,360,000	1,614,660
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/36	1,735,000	2,040,985
North Kent Sewer Authority Revenue,
Refunding, 5.00%, 11/01/26	750,000	939,675
Refunding, 5.00%, 11/01/30	1,315,000	1,613,334
Refunding, 5.00%, 11/01/31	1,000,000	1,221,740
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,249,780
Oakland Schools Intermediate School District GO,
Refunding, 5.00%, 5/01/35	1,500,000	1,827,360
Refunding, 5.00%, 5/01/36	1,005,000	1,222,361
Oakland University Board of Trustees Revenue,
General, Refunding, 5.00%, 3/01/27	1,000,000	1,185,820
General, Refunding, 5.00%, 3/01/30	1,010,000	1,182,862
General, Refunding, 5.00%, 3/01/31	1,260,000	1,471,793
General, Refunding, 5.00%, 3/01/32	1,000,000	1,165,800
General, Refunding, 5.00%, 3/01/33	1,285,000	1,493,170
General, Refunding, 5.00%, 3/01/34	1,000,000	1,158,210
General, Refunding, 5.00%, 3/01/39	3,000,000	3,431,820
Rochester Community School District GO,
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/30	3,350,000	4,081,104
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/31	1,500,000	1,820,025
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/32	5,575,000	6,731,868

| 100

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Rochester Community School District GO, (continued)
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/35	$6,450,000	$7,695,172
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/36	2,800,000	3,335,192
Rockford Public Schools GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/33	5,000,000	5,398,450
Roseville School District GO,
Refunding, 5.00%, 5/01/25	1,000,000	1,234,550
Refunding, 5.00%, 5/01/26	1,400,000	1,708,014
Refunding, 5.00%, 5/01/27	1,370,000	1,654,207
Refunding, 5.00%, 5/01/28	3,040,000	3,635,627
Refunding, 5.00%, 5/01/29	3,300,000	3,926,274
Refunding, 5.00%, 5/01/30	1,620,000	1,921,774
Refunding, 5.00%, 5/01/31	1,585,000	1,874,738
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/27	3,350,000	4,003,920
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/28	2,500,000	2,976,250
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	17,500,000	19,953,850
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	10,000,000	11,646,400
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	11,192,733
Saginaw Valley State University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	7,050,000	7,657,357
General, Refunding, Series A, 5.00%, 7/01/30	1,750,000	2,108,155
General, Refunding, Series A, 5.00%, 7/01/31	2,170,000	2,603,501
General, Refunding, Series A, 5.00%, 7/01/33	1,240,000	1,475,674
Saline Area Schools GO,
County of Washtenaw, School Building and Site, 5.00%, 5/01/28	500,000	612,075
County of Washtenaw, School Building and Site, 5.00%, 5/01/30	1,400,000	1,695,960
County of Washtenaw, School Building and Site, 5.00%, 5/01/31	500,000	601,815
County of Washtenaw, School Building and Site, 5.00%, 5/01/34	2,750,000	3,273,022
County of Washtenaw, School Building and Site, 5.00%, 5/01/36	2,950,000	3,491,413
South Haven Public Schools GO,
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/33	350,000	407,943
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/35	1,575,000	1,822,338
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29.	9,040,000	9,304,782
Trenton Public Schools GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/31	4,575,000	4,875,486
School Building and Site, AGMC Insured, 5.00%, 5/01/38	8,150,000	8,637,696
Troy City School District GO,
Refunding, 5.00%, 5/01/23	635,000	772,935
Refunding, 5.00%, 5/01/25	1,000,000	1,249,290
Refunding, 5.00%, 5/01/26	1,230,000	1,517,365
Warren Consolidated School District GO, School Building and Site, 5.00%, 5/01/32	2,500,000	2,825,275
Wayne County Airport Authority Revenue,
Detroit Metropolitan Wayne County Airport, Refunding, NATL Insured, 5.00%, 12/01/27	9,910,000	10,488,942
Detroit Metropolitan Wayne County Airport, Refunding, NATL Insured, 5.00%, 12/01/28	10,170,000	10,756,300
Wayne State University Revenue,
General, Refunding, AGMC Insured, 5.00%, 11/15/28	23,550,000	25,730,730
General, Refunding, AGMC Insured, 5.00%, 11/15/35	22,435,000	24,345,116
General, Refunding, Series A, 5.00%, 11/15/31	1,860,000	2,204,416
General, Refunding, Series A, 5.00%, 11/15/33	1,500,000	1,771,500

| 101

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Western Michigan University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/28	$5,500,000	$5,941,595
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/32	6,410,000	6,924,659
Refunding, Series A, 5.00%, 11/15/26.	1,500,000	1,836,765
Refunding, Series A, 5.00%, 11/15/27.	2,160,000	2,625,394
Refunding, Series A, 5.00%, 11/15/28.	1,635,000	1,975,521
Refunding, Series A, 5.00%, 11/15/29.	2,000,000	2,398,720
Refunding, Series A, 5.00%, 11/15/30.	2,500,000	2,987,325
Refunding, Series A, 5.00%, 11/15/40.	1,560,000	1,804,608
Refunding, Series A, 5.00%, 11/15/45.	2,000,000	2,305,120
Zeeland Public Schools GO,
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/31	1,530,000	1,796,434
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/33	2,000,000	2,331,100
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/34	2,000,000	2,322,580
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/35	2,000,000	2,314,080
		1,020,573,101

U.S. Territories 2.2%
Puerto Rico 2.2%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	9,000,000	3,645,000
first subordinate, Series A, 6.375%, 8/01/39	10,000,000	4,287,500
first subordinate, Series A, 6.00%, 8/01/42	25,000,000	10,250,000
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	6,112,500
		24,295,000
Total Municipal Bonds (Cost $1,015,381,715) 95.4%.		1,044,868,101
Other Assets, less Liabilities 4.6%.		50,219,219
Net Assets 100.0%		$1,095,087,320

See Abbreviations on page 151.

[a]Security purchased on a when-issued basis.

| 102

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Minnesota Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.4%
Minnesota 99.4%
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program,
Series A, 5.00%, 2/01/37	$11,700,000	$13,372,047
Anoka County Regional Railroad Authority GO, Series A, XLCA Insured, Pre-Refunded, 4.50%, 2/01/32	11,125,000	11,411,469
Anoka-Hennepin ISD No. 11 GO, Anoka and Hennepin Counties, School Building, Minnesota School
District Credit Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,698,257
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38	12,055,000	13,847,940
Big Lake ISD No. 727 GO,
Refunding, Series B, 5.00%, 2/01/23	2,990,000	3,584,621
Refunding, Series B, 5.00%, 2/01/24	3,000,000	3,583,980
Refunding, Series B, 5.00%, 2/01/25	1,225,000	1,459,049
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,108,668
Brainerd ISD No. 181 GO,
School Building, Refunding, Series A, 4.00%, 2/01/19.	5,025,000	5,422,578
School Building, Refunding, Series A, 4.00%, 2/01/20.	5,025,000	5,417,101
Burnsville ISD No. 191 GO,
Alternative Facilities, Series A, 3.00%, 2/01/29.	1,570,000	1,621,245
Alternative Facilities, Series A, 3.00%, 2/01/30.	2,880,000	2,963,203
Cambridge ISD No. 911 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
3.00%, 2/01/27	3,410,000	3,561,813
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
3.00%, 2/01/30	5,585,000	5,731,439
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41.	1,600,000	1,759,712
Central Municipal Power Agency Revenue,
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/32	1,150,000	1,318,130
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/42	1,615,000	1,783,218
Chaska ISD No. 112 GO,
Alternative Facilities, Minnesota School District Credit Enhancement Program, Refunding, Series A,
5.00%, 2/01/20	4,135,000	4,718,448
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/20	4,475,000	4,946,173
School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	15,358,950
Circle Pines ISD No. 12 GO,
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/32	1,450,000	887,560
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/34	1,600,000	886,608
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation,
Series A, zero cpn., 2/01/35	350,000	184,475
Cloquet Public Schools ISD No. 94 GO, School Building, Series B, 5.00%, 2/01/32	3,615,000	4,358,497
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	1,070,000	1,140,320
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A,
5.125%, 1/01/35	2,625,000	2,742,810
Duluth ISD No. 709 COP,
Full Term Certificates, Series B, 4.75%, 2/01/25.	8,445,000	9,202,179
Full Term Certificates, Series B, AGMC Insured, 5.00%, 2/01/28	18,890,000	20,530,596
Duluth ISD No. 709 GO,
Refunding, Series B, 4.00%, 2/01/25	3,450,000	3,972,433
Refunding, Series B, 2.50%, 2/01/26	2,840,000	2,884,332

Quarterly Statement of Investments | See Notes to Statements of Investments. | 103

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Elk River ISD No. 728 GO,
School Building, Elk River Area Schools, Series A, 4.00%, 2/01/32	$6,130,000	$6,785,358
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
AGMC Insured, 4.25%, 2/01/23	3,000,000	3,064,860
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
AGMC Insured, 4.25%, 2/01/24	5,265,000	5,380,935
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41.	1,530,000	1,551,451
Farmington ISD No. 192 GO,
School Building, Refunding, Series C, 5.00%, 2/01/24	7,165,000	8,885,603
School Building, Series A, 4.00%, 2/01/28	5,230,000	5,971,823
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program,
Series A, AGMC Insured, 5.00%, 1/01/25	1,655,000	1,757,014
Fridley ISD No. 14 GO,
Fridley Public Schools, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	1,040,000	1,065,927
School Building, Fridley Public Schools, Series A, 4.00%, 2/01/28	1,005,000	1,157,871
Hennepin County Regional Railroad Authority GO,
Refunding, Series A, 4.00%, 12/01/27.	2,475,000	2,674,336
Refunding, Series A, 4.00%, 12/01/28.	1,590,000	1,709,632
Hennepin County Sales Tax Revenue,
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	26,258,250
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	1,854,736
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,325,750
Hermantown ISD No. 700 GO, School Building, Series A, 4.00%, 2/01/29	2,310,000	2,586,068
Hutchinson ISD No. 423 GO, School Building, Series A, 5.00%, 2/01/28	1,685,000	2,110,227
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	3,038,850
Jordan ISD No. 717 GO,
School Building, Series A, 5.00%, 2/01/31	1,460,000	1,716,916
School Building, Series A, 5.00%, 2/01/32	2,000,000	2,339,760
School Building, Series A, 5.00%, 2/01/33	1,700,000	1,977,355
School Building, Series A, 5.00%, 2/01/34	1,805,000	2,087,446
School Building, Series A, 5.00%, 2/01/35	1,000,000	1,153,160
Lakeville GO,
Refunding, Series B, 4.00%, 2/01/21	1,000,000	1,126,060
Refunding, Series B, 3.00%, 2/01/30	4,690,000	4,835,531
Lakeville ISD No. 194 GO,
Alternative Facilities, Series B, 3.00%, 2/01/25.	3,560,000	3,786,914
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	5,917,785
School Building, Refunding, Series D, 4.25%, 2/01/24.	7,000,000	7,042,630
Maple Grove GO,
Improvement, Refunding, Series A, 4.00%, 2/01/21	2,100,000	2,373,903
Improvement, Refunding, Series A, 4.00%, 2/01/22	2,470,000	2,828,446
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series C, 5.00%, 3/01/24	6,250,000	7,880,062
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,125,410
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	3,500,000	3,554,985
Minneapolis Health Care System Revenue,
Fairview Health Services, Refunding, Series A, 5.00%, 11/15/44	10,000,000	11,431,400
Fairview Health Services, Series B, Assured Guaranty, 6.50%, 11/15/38	29,485,000	32,980,152
Fairview Health Services, Series B, Assured Guaranty, Pre-Refunded, 6.50%, 11/15/38	5,515,000	6,263,110

| 104

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue,
senior bond, Refunding, Series A, 5.00%, 1/01/35	$9,295,000	$10,399,897
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	5,538,078
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	15,175,032
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	10,251,600
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,458,463
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,743,240
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,609,707
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/30	14,600,000	16,297,980
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%,
2/15/37	20,600,000	21,691,182
Minnesota Public Facilities Authority State Revenue,
Revolving Fund, Refunding, Series A, 5.00%, 3/01/24.	17,010,000	21,474,955
Revolving Fund, Series C, Pre-Refunded, 5.00%, 3/01/26	16,530,000	18,940,735
Minnesota State 911 Revenue,
Public Safety Radio Communication System Project, Assured Guaranty, 4.50%, 6/01/22	1,000,000	1,099,570
Public Safety Radio Communication System Project, Assured Guaranty, 4.50%, 6/01/24	3,745,000	4,113,246
Public Safety Radio Communication System Project, Assured Guaranty, 5.00%, 6/01/24	3,000,000	3,237,000
Minnesota State Colleges and Universities Revenue,
Board of Trustees, Fund, Refunding, Series A, 5.00%, 10/01/22	1,410,000	1,708,723
Board of Trustees, Fund, Series A, 4.00%, 10/01/24.	1,535,000	1,757,821
Board of Trustees, Fund, Series A, 5.00%, 10/01/28.	2,135,000	2,495,922
Board of Trustees, Fund, Series A, 4.625%, 10/01/29.	6,615,000	7,301,637
Minnesota State COP, Legislative Office Facility Project, 5.00%, 6/01/36	4,115,000	4,810,805
Minnesota State General Fund Revenue,
Appropriation, Refunding, Series A, 4.00%, 3/01/26	4,000,000	4,466,560
Appropriation, Refunding, Series A, 3.00%, 3/01/30	2,000,000	2,032,740
Appropriation, Refunding, Series B, 5.00%, 3/01/22	1,530,000	1,843,283
Appropriation, Series A, 5.00%, 6/01/32	7,000,000	8,420,090
Appropriation, Series A, 5.00%, 6/01/38	8,500,000	9,968,970
Minnesota State GO,
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,050,230
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	10,502,300
Highway and Various Purpose, Pre-Refunded, 5.00%, 8/01/23	3,000,000	3,150,651
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	10,000,000	10,000,000
Various Purpose, Refunding, Series F, 4.00%, 10/01/24	12,720,000	14,851,490
Various Purpose, Refunding, Series F, 4.00%, 10/01/25	15,000,000	17,389,650
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	2,830,900
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,495,100
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	17,284,210
Minnesota State HFA Homeownership Finance Revenue,
MBS Program, Series E, GNMA Secured, 4.45%, 7/01/31.	3,555,000	3,792,581
MBS Program, Series G, GNMA Secured, 4.00%, 7/01/26	1,855,000	1,965,057
MBS Program, Series G, GNMA Secured, 4.40%, 7/01/32	3,140,000	3,363,128
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29.	3,675,000	3,910,604
Nonprofit Housing State Appropriation, 5.00%, 8/01/31.	2,225,000	2,594,662
[a] Residential Housing, Refunding, Series B, 3.10%, 7/01/35	10,000,000	10,054,900
Residential Housing Finance, Series E, 4.90%, 7/01/29	7,715,000	8,153,212
Residential Housing Finance, Series E, 5.10%, 1/01/40	7,265,000	7,599,045

| 105

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series 7-D, 5.00%, 3/01/40	$4,000,000	$4,374,960
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,636,650
University of St. Thomas, Refunding, Series 8-L, 5.00%, 4/01/35	750,000	895,860
University of St. Thomas, Refunding, Series 8-M, 4.00%, 4/01/22	1,215,000	1,384,602
University of St. Thomas, Series 6-X, Pre-Refunded, 5.00%, 4/01/29	2,250,000	2,331,225
University of St. Thomas, Series 6-X, Pre-Refunded, 5.25%, 4/01/39	10,000,000	10,381,600
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	6,054,032
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,938,792
University of St. Thomas, Series 8-L, 4.00%, 4/01/31	4,200,000	4,695,348
Minnesota State Municipal Power Agency Electric Revenue,
Refunding, Series A, 4.00%, 10/01/31.	1,265,000	1,393,815
Refunding, Series A, 4.00%, 10/01/32.	1,200,000	1,317,492
Refunding, Series A, 4.00%, 10/01/33.	1,000,000	1,094,000
Refunding, Series A, 5.00%, 10/01/34.	1,000,000	1,180,280
Refunding, Series A, 5.00%, 10/01/35.	1,005,000	1,182,061
Series A, 5.25%, 10/01/35	12,000,000	13,710,600
Minnesota State Public Facilities Authority Clean Water Revenue,
Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	7,127,217
Series B, Pre-Refunded, 4.75%, 3/01/27	5,000,000	5,155,400
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,253,233
New London Spicer ISD No. 345 GO,
School Building, Series A, 4.00%, 2/01/28	1,160,000	1,335,357
School Building, Series A, 4.00%, 2/01/29	1,095,000	1,246,252
School Building, Series A, 4.00%, 2/01/31	1,300,000	1,465,230
New Prague ISD No. 721 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/22	3,090,000	3,458,668
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/23	3,045,000	3,395,145
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/24	3,245,000	3,602,664
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/25	3,300,000	3,644,916
Northern Municipal Power Agency Electric System Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,597,031
Series A, 5.00%, 1/01/30.	1,190,000	1,379,567
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/26	2,000,000	2,132,740
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,699,072
Perham ISD No. 549 GO,
Perham Dent Public Schools, School Building, Series A, 4.00%, 2/01/27	715,000	815,543
Perham Dent Public Schools, School Building, Series A, 4.00%, 2/01/28	1,045,000	1,186,389
Perham Dent Public Schools, School Building, Series A, 4.00%, 2/01/29	500,000	565,760
Ramsey GO,
Capital Improvement Plan, Refunding, Series A, 3.00%, 12/15/28	1,105,000	1,140,901
Capital Improvement Plan, Refunding, Series A, 3.375%, 12/15/31	1,215,000	1,288,337
Rochester Electricity Utility Revenue, Series B, 5.00%, 12/01/43	1,000,000	1,162,470
Rochester Health Care Facilities Revenue,
Mayo Clinic, Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	17,860,000	20,684,202
Mayo Clinic, Series D, 5.00%, 11/15/38	5,000,000	5,642,250
Mayo Clinic, Series E, 5.00%, 11/15/38.	20,000,000	22,569,000

| 106

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Rosemount ISD No. 196 GO,
School Building, Refunding, Series C, 4.00%, 2/01/21	$1,365,000	$1,540,389
School Building, Refunding, Series C, 4.00%, 2/01/22	2,380,000	2,726,790
Scott County GO, Capital Improvement Plan, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	5,913,102
South Washington County ISD No. 833 GO,
School Building, Series A, 4.00%, 2/01/29	4,220,000	4,865,871
School Building, Series A, 4.00%, 2/01/30	9,640,000	10,962,704
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,703,861
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	13,384,899
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	3,548,280
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	4,333,803
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	5,090,646
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	15,693,585
Refunding, Series A, 5.00%, 1/01/46	9,345,000	11,001,308
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	425,000	434,597
Series A, Pre-Refunded, 5.00%, 1/01/21	1,000,000	1,104,230
Series A, Pre-Refunded, 5.00%, 1/01/22	2,060,000	2,274,714
Series A, Pre-Refunded, 5.50%, 1/01/24	1,000,000	1,116,940
Series A, Pre-Refunded, 5.25%, 1/01/30	2,000,000	2,221,180
St. Cloud Health Care Revenue,
Centracare Health, Refunding, Series A, 4.00%, 5/01/37.	11,310,000	12,242,962
CentraCare Health System Project, Refunding, Series A, 5.125%, 5/01/30	10,000,000	11,339,200
CentraCare Health System Project, Series D, Assured Guaranty, Pre-Refunded, 5.375%, 5/01/31	1,000,000	1,127,050
CentraCare Health System Project, Series D, Assured Guaranty, Pre-Refunded, 5.50%, 5/01/39	27,400,000	30,979,262
St. Cloud Public Schools ISD No. 742 GO,
Series A, 4.00%, 2/01/28.	2,080,000	2,377,253
Series A, 4.00%, 2/01/29.	1,000,000	1,133,630
St. Michael ISD No. 885 GO, Refunding, Series A, 4.25%, 2/01/32	10,295,000	11,274,466
St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,651,500
Allina Health System, Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,297,650
St. Paul ISD No. 625 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series B,
5.00%, 2/01/24	2,925,000	3,567,447
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/30 .	1,385,000	1,424,500
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/31 .	1,195,000	1,223,764
School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured,
5.00%, 2/01/24	1,615,000	1,658,960
School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured,
5.00%, 2/01/25	1,675,000	1,720,594
School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured,
5.00%, 2/01/26	1,745,000	1,792,499
St. Paul Sales Tax Revenue,
Series G, 5.00%, 11/01/31.	1,000,000	1,192,740
Series G, 5.00%, 11/01/32.	1,000,000	1,188,560
sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,757,587
University of Minnesota Regents GO,
Series A, 4.00%, 2/01/26.	2,425,000	2,753,539
Series A, 5.25%, 4/01/29.	1,000,000	1,117,300
Series A, 5.125%, 4/01/34	1,000,000	1,105,250
Series B, 5.00%, 1/01/38	4,500,000	5,313,015

| 107

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
University of Minnesota Regents Revenue, State Supported Biomedical Science Research Facilities
Funding Program, Series B, 5.00%, 8/01/36	$5,000,000	$5,790,450
University of Minnesota Revenue,
Series A, 5.00%, 4/01/41.	5,000,000	6,083,050
Special Purpose, State Supported Stadium Debt, Refunding, Series A, 5.00%, 8/01/28	7,225,000	8,955,893
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	3,000,000	3,194,580
Western Minnesota Municipal Power Agency Revenue,
Refunding, Series A, 5.00%, 1/01/24	5,000,000	6,036,500
Refunding, Series A, 5.00%, 1/01/25	3,370,000	4,043,023
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,419,216
Refunding, Series A, 5.00%, 1/01/35	3,000,000	3,638,070
Refunding, Series A, 5.00%, 1/01/36	2,035,000	2,456,265
Series A, 5.00%, 1/01/20.	3,725,000	4,237,485
Series A, 5.00%, 1/01/40.	8,075,000	9,375,882
Series A, 5.00%, 1/01/46.	11,870,000	13,694,182
Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/36	6,000,000	6,152,700
Willmar GO,
Rice Memorial Hospital Project, Refunding, Series A, 3.00%, 2/01/28	2,150,000	2,207,491
Rice Memorial Hospital Project, Refunding, Series A, 3.00%, 2/01/29	1,000,000	1,024,070
Total Municipal Bonds before Short Term Investments (Cost $1,013,727,147)		1,084,465,668

Short Term Investments (Cost $3,750,000) 0.3%
Municipal Bonds 0.3%
Minnesota 0.3%
[b] Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Health Care Facilities,
Children’s Hospitals and Clinics, Series B, AGMC Insured, Daily VRDN and Put, 0.35%, 8/15/25	3,750,000	3,750,000
Total Investments (Cost $1,017,477,147) 99.7%		1,088,215,668
Other Assets, less Liabilities 0.3%.		2,746,051
Net Assets 100.0%		$1,090,961,719

See Abbreviations on page 151.

aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 108

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Missouri Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.5%
Missouri 92.7%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Combined Lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$16,947,211
Combined Lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	11,360,400
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/35	5,500,000	6,079,040
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	30,300,000	33,365,754
Cape Girardeau County IDA Health Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,000,000	6,522,460
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,614,900
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	12,141,690
St. Francis Medical Center, Series A, 5.75%, 6/01/39	3,150,000	3,522,865
Cape Girardeau County IDA Solid Waste Disposal Revenue, The Procter and Gamble Paper Products
Co. Project, 5.30%, 5/15/28.	6,875,000	6,876,650
Carroll County Public Water Supply District No. 1 Waterworks Revenue,
Pre-Refunded, 5.625%, 3/01/34	1,000,000	1,083,770
Pre-Refunded, 6.00%, 3/01/39	1,000,000	1,090,250
Columbia School District GO, Refunding and Improvement, 5.00%, 3/01/36	1,225,000	1,494,280
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation,
Series A, Pre-Refunded, 5.75%, 10/01/33	10,290,000	10,979,739
Curators of the University of Missouri System Facilities Revenue,
Refunding, 5.00%, 11/01/27	1,065,000	1,259,842
Refunding, Series A, 5.00%, 11/01/26.	7,830,000	9,889,055
Series A, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,302,800
Series A, Pre-Refunded, 5.00%, 11/01/35	20,000,000	21,211,200
Independence School District GO,
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/27.	3,300,000	3,782,328
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/28.	3,000,000	3,438,480
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/29.	3,000,000	3,431,310
Jackson County Reorganized School District No. 4 Blue Springs GO,
Refunding and Improvement, Series A, 5.00%, 3/01/29.	320,000	355,866
Refunding and Improvement, Series A, 5.00%, 3/01/29.	3,680,000	4,063,714
Jackson County Special Obligation Revenue, Harry S. Truman Sports Complex Project, AMBAC Insured,
Pre-Refunded, 5.00%, 12/01/29.	26,925,000	27,515,734
Joplin IDA Health Facilities Revenue,
Freeman Health System Project, 5.125%, 2/15/26	6,000,000	6,822,480
Freeman Health System Project, 5.00%, 2/15/28	1,150,000	1,288,081
Freeman Health System Project, 5.50%, 2/15/31	2,055,000	2,328,644
Freeman Health System Project, Refunding, 5.00%, 2/15/35	4,000,000	4,575,800
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	5,000,000	5,872,450
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	14,054,760
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,313,560
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/24	4,470,000	4,740,748
Kansas City Missouri IDA, AMBAC Insured, 4.50%, 12/01/32	5,690,000	5,944,798
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/32	15,000,000	15,844,050
Kansas City Sanitary Sewer System Revenue,
Improvement and Refunding, Series A, 5.00%, 1/01/37.	29,210,000	33,285,671
Series A, 5.25%, 1/01/34.	9,500,000	10,465,960
Kansas City Special Obligation Revenue,
Downtown Arena Project, Improvement, Series C, Pre-Refunded, 5.125%, 4/01/38	10,000,000	10,786,900
East Village Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 4/15/31.	6,445,000	6,947,968
Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32.	12,725,000	14,030,839

Quarterly Statement of Investments | See Notes to Statements of Investments. | 109

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Lincoln University Auxiliary System Sub. Revenue, Assured Guaranty, 5.125%, 6/01/37	$2,325,000	$2,395,727
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Refunding and Improvement, Series B, 5.00%, 5/01/45	29,280,000	35,198,074
Series A, Pre-Refunded, 5.75%, 5/01/38	2,000,000	2,092,880
Series C, NATL Insured, Pre-Refunded, 5.00%, 5/01/36	22,740,000	23,641,186
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%,
10/01/25	3,870,000	4,202,588
Missouri State Development Finance Board Cultural Facilities Revenue, Kauffman Center for the
Performing Arts Project, Series B, Pre-Refunded, 5.00%, 6/01/37	28,435,000	29,647,468
Missouri State Development Finance Board Revenue, Independence Missouri Electric System, Dodwood
Project, Series A, 5.00%, 6/01/37	5,000,000	5,691,850
Missouri State Development Finance Board Solid Waste Disposal Revenue, The Procter and Gamble
Paper Products Co. Project, 5.20%, 3/15/29	3,000,000	3,739,770
Missouri State Environmental Improvement and Energy Resources Authority Water PCR,
State Revolving Fund Program, Series B, 7.20%, 7/01/16	30,000	30,163
State Revolving Fund Program, Series B, AGMC Insured, 6.05%, 7/01/16.	10,000	10,038
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and
Drinking Water Revenue,
State Revolving Funds Programs, Refunding, Series A, 5.00%, 1/01/23	12,485,000	14,183,834
State Revolving Funds Programs, Refunding, Series A, 5.00%, 1/01/24	7,890,000	8,960,594
State Revolving Funds Programs, Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,862,382
State Revolving Funds Programs, Refunding, Series B, 5.50%, 7/01/21	60,000	60,169
State Revolving Funds Programs, Series A, 5.75%, 1/01/29	190,000	213,064
State Revolving Funds Programs, Series A, Pre-Refunded, 5.00%, 1/01/23	15,000	17,064
State Revolving Funds Programs, Series A, Pre-Refunded, 5.75%, 1/01/29	2,310,000	2,591,681
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
A.T. Still University of Health Sciences, 5.00%, 10/01/26	3,095,000	3,585,681
A.T. Still University of Health Sciences, 5.25%, 10/01/31	1,200,000	1,371,984
A.T. Still University of Health Sciences, 5.00%, 10/01/39	1,250,000	1,417,713
A.T. Still University of Health Sciences, 5.25%, 10/01/41	4,500,000	5,030,145
Maryville University St. Louis Project, 5.00%, 6/15/44	5,000,000	5,507,300
St. Louis University, Series A, 5.00%, 10/01/38	10,000,000	11,866,900
University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,843,000
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	18,091,418
The Washington University, Series B, 5.00%, 11/15/37	10,000,000	11,716,400
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	7,916,860
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Bethesda Health Group Inc., 5.00%, 8/01/40	1,650,000	1,753,208
Bethesda Health Group Inc., 5.00%, 8/01/45	1,300,000	1,374,841
CoxHealth, Refunding, 5.50%, 11/15/39	2,970,000	3,249,447
CoxHealth, Refunding, Series A, 5.00%, 11/15/39	17,000,000	19,688,550
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	13,279,109
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	3,108,367
CoxHealth, Series A, Pre-Refunded, 5.50%, 11/15/39.	11,355,000	12,576,912
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,370,440
Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,489,440
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	18,206,379
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,825,160
St. Anthony’s Medical Center, Refunding, Series B, 5.00%, 2/01/45	6,870,000	7,780,756
St. Luke’s Episcopal, Pre-Refunded, 5.00%, 12/01/34.	7,500,000	7,664,550
St. Luke’s Health System, Series A, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	10,000,000	11,114,700
St. Luke’s Health System, Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	6,725,000	7,474,636

| 110

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, (continued)
St. Luke’s Health System Inc., Refunding, 5.00%, 11/15/34	$3,670,000	$4,459,344
St. Luke’s Health System Inc., Refunding, 5.00%, 11/15/35	2,395,000	2,898,381
Missouri State Health and Educational Facilities Authority Revenue,
Health Facilities, Children’s Mercy Hospital, 5.625%, 5/15/39.	9,500,000	10,597,440
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	2,190,814
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,785,835
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,830,295
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,806,858
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/36	2,100,000	2,425,143
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/46	3,000,000	3,424,170
Missouri State Highways and Transit Commission State Road Revenue,
Series A, 5.00%, 5/01/20.	6,875,000	7,670,437
Series A, 5.00%, 5/01/21.	5,000,000	5,576,950
Series A, 5.00%, 5/01/24.	1,150,000	1,280,238
Missouri State Housing Development Commission SFMR,
Homeownership Loan Program, Series A-1, GNMA Secured, 4.75%, 9/01/32	390,000	392,703
Homeownership Loan Program, Series C, GNMA Secured, 5.00%, 3/01/32	340,000	357,949
Homeownership Loan Program, Series D, GNMA Secured, 4.70%, 3/01/35	1,470,000	1,558,097
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/30	3,000,000	3,537,450
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,350,720
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/32	1,500,000	1,757,385
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/34	2,000,000	2,328,180
Iatan 2 Project, Series A, 5.00%, 12/01/35	7,335,000	8,699,970
Iatan 2 Project, Series A, Pre-Refunded, 6.00%, 1/01/39.	15,750,000	17,792,145
Plum Point Project, Refunding, Series A, 5.00%, 1/01/32	10,000,000	11,817,600
Plum Point Project, Refunding, Series A, 5.00%, 1/01/33	7,500,000	8,831,625
Prairie State Project, Refunding, Series A, 5.00%, 12/01/30	4,000,000	4,818,920
Prairie State Project, Refunding, Series A, 5.00%, 12/01/31	6,000,000	7,201,560
Prairie State Project, Refunding, Series A, 5.00%, 12/01/40	19,450,000	23,027,438
Prairie State Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/42	34,410,000	35,285,734
Missouri State Joint Municipal Electric Utility Commission Power Supply System Revenue,
MoPEP Facilities, 5.00%, 1/01/32.	3,600,000	4,070,160
MoPEP Facilities, 5.00%, 1/01/37.	3,400,000	3,817,078
Monarch-Chesterfield Levee District Special Tax,
Levee District Improvement, NATL Insured, 5.75%, 3/01/19	465,000	466,832
Refunding, 5.00%, 3/01/40	4,395,000	4,998,214
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured
Guaranty, Pre-Refunded, 5.00%, 3/01/27	6,610,000	6,825,155
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project,
Refunding, Assured Guaranty, 5.00%, 3/01/27.	5,000,000	5,144,850
Sikeston Electric Revenue,
Refunding, 5.00%, 6/01/20	5,000,000	5,536,600
Refunding, 5.00%, 6/01/21	13,130,000	14,767,180
Refunding, 5.00%, 6/01/22	12,570,000	14,339,353
Springfield Public Building Corp. Leasehold Revenue, Springfield Branson Airport, Series A, AMBAC
Insured, 5.00%, 7/01/36	5,000,000	5,015,400
Springfield Public Utility Revenue, NATL Insured, Pre-Refunded, 4.75%, 8/01/34	3,000,000	3,020,670
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, 5.00%, 3/01/33	1,000,000	1,194,860

| 111

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Springfield Special Obligation Revenue,
Sewer System Improvements Project, 5.00%, 4/01/31	$1,795,000	$2,109,215
Sewer System Improvements Project, 5.00%, 4/01/32	1,885,000	2,211,557
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, Pre-Refunded, 5.00%,
4/01/27	2,655,000	2,750,845
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	16,534,073
Lambert-St. Louis International Airport, Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	15,249,729
Lambert-St. Louis International Airport, Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	9,814,510
Lambert-St. Louis International Airport, Series A-1, 6.125%, 7/01/24	2,000,000	2,298,040
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	5,000,000	5,779,300
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village Chesterfield, 5.00%, 9/01/42	3,165,000	3,359,711
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	8,216,670
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series
B, Assured Guaranty, 5.375%, 7/15/38	22,725,000	25,132,486
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue,
AMBAC Insured, 5.00%, 2/15/32	8,075,000	8,199,193
AMBAC Insured, 5.00%, 2/15/37	6,000,000	6,083,940
		1,037,113,477

U.S. Territories 3.8%
Guam 0.5%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	6,410,071
Puerto Rico 3.3%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	19,320,000	11,398,800
Series XX, 5.75%, 7/01/36	6,000,000	3,540,000
Series XX, 5.25%, 7/01/40	10,000,000	5,900,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.50%, 8/01/37	13,760,000	5,607,200
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	4,112,500
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	6,112,500
		36,671,000
Total U.S. Territories		43,081,071
Total Municipal Bonds before Short Term Investments (Cost $1,044,515,391)		1,080,194,548

| 112

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $1,835,000) 0.2%
Municipal Bonds 0.2%
Missouri 0.2%
[a] Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis
University, Daily VRDN and Put, 0.35%, 7/01/32	$1,835,000	$1,835,000
Total Investments (Cost $1,046,350,391) 96.7%		1,082,029,548
Other Assets, less Liabilities 3.3%.		36,953,673
Net Assets 100.0%		$1,118,983,221

See Abbreviations on page 151.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 113

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin New Jersey Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.8%
Delaware 0.6%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42.	$6,000,000	$6,861,480
New Jersey 83.0%
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured,
ETM, 7.40%, 7/01/16	1,930,000	1,940,461
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding, Series A, NATL
Insured, 6.80%, 3/01/21	5,400,000	6,427,134
Cumberland County Improvement Authority Revenue, Technical High School Project, AGMC Insured,
5.00%, 9/01/39	2,000,000	2,325,040
Gloucester County Improvement Authority Revenue, Rowan University Business and Engineering School
Projects, Series C, 5.00%, 7/01/44	3,500,000	4,010,650
Hudson County Improvement Authority Lease Revenue,
County Secured, County Services Building Project, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	3,895,000	4,035,609
County Secured, Hudson County Vocational-Technical Schools Project, 5.00%, 5/01/46	6,000,000	7,095,480
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility
Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,207,380
Middlesex County COP, Capital Appreciation, NATL Insured, zero cpn., 6/15/24	1,000,000	820,370
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational
Services Commission Projects, Pre-Refunded, 5.25%, 12/15/33	3,000,000	3,334,140
Middlesex County Improvement Authority Revenue,
Administration Building Residential Project, FNMA Insured, 5.25%, 7/01/21	550,000	551,452
Administration Building Residential Project, FNMA Insured, 5.35%, 7/01/34	1,575,000	1,577,835
Morristown Parking Authority Revenue,
Guaranteed Parking, NATL Insured, 5.00%, 8/01/30	1,815,000	1,908,781
Guaranteed Parking, NATL Insured, 5.00%, 8/01/33	2,630,000	2,761,447
New Brunswick Parking Authority Revenue, City Guaranteed, Refunding, Series A, BAM Insured, 5.00%,
9/01/39.	5,000,000	5,958,850
New Jersey EDA,
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,770,200
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/46	7,500,000	8,567,250
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,314,910
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,102,070
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	11,586,100
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, 5.875%, 6/01/42	17,950,000	19,928,987
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/27.	5,000,000	5,055,850
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29.	12,500,000	12,639,625
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34.	10,000,000	10,111,700
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,037,500
Provident Group, Rowan Properties LLC, Rowan University Student Housing Project, Series A,
5.00%, 1/01/48	7,000,000	7,717,500
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	1,720,000	1,811,022
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	11,264,100
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27	8,660,000	10,329,302
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	5,000,000	5,396,950
School Facilities Construction, Series NN, 5.00%, 3/01/28	5,000,000	5,421,800
School Facilities Construction, Series U, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/37	3,210,000	3,381,928
School Facilities Construction, Series U, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/37	1,790,000	1,884,727
School Facilities Construction, Series WW, 5.00%, 6/15/37	4,760,000	5,080,634
School Facilities Construction, Series Y, Pre-Refunded, 5.00%, 9/01/33	6,000,000	6,548,100
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	1,040,000	1,137,032

Quarterly Statement of Investments | See Notes to Statements of Investments. | 114

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey EDA Revenue, (continued)
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	$1,960,000	$2,187,928
New Jersey EDA Water Facilities Revenue,
New Jersey-American Water Co. Inc. Project, Refunding, Series A, 5.70%, 10/01/39	10,000,000	11,161,200
New Jersey-American Water Co. Inc. Project, Refunding, Series B, 5.00%, 10/01/39	8,750,000	9,540,562
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, 6.00%, 7/01/41.	10,600,000	12,609,230
Atlantic Health System Hospital Corp. Issue, Series A, 5.00%, 7/01/27	8,000,000	8,627,040
AtlantiCare Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/25.	4,605,000	4,819,777
AtlantiCare Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/37.	19,490,000	20,399,014
Barnabas Health Issue, Refunding, Series A, 5.625%, 7/01/32	5,500,000	6,484,225
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44	10,000,000	11,502,400
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31.	5,000,000	5,330,150
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36.	5,000,000	5,289,600
Holy Name Hospital Issue, 5.00%, 7/01/36	5,000,000	5,010,000
Hunterdon Medical Center Issue, Series A, Pre-Refunded, 5.125%, 7/01/35	2,000,000	2,007,240
Hunterdon Medical Center Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/45	2,650,000	3,014,189
[a] Inspira Health Obligated Group, Refunding, Series A, 5.00%, 7/01/46	18,500,000	21,694,395
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,880,775
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,575,000	10,264,017
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38.	13,410,000	14,374,984
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	4,195,529
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,672,200
South Jersey Hospital Issue, 5.00%, 7/01/36	12,000,000	12,036,240
South Jersey Hospital Issue, Pre-Refunded, 5.00%, 7/01/46	665,000	667,341
South Jersey Hospital Issue, Refunding, 5.00%, 7/01/46.	26,535,000	26,589,927
St. Barnabas Health Care System Issue, Series A, 5.00%, 7/01/29	6,985,000	7,154,945
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,359,460
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,715,880
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,115,840
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,733,540
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	11,176,200
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, 5.75%, 10/01/31	10,000,000	11,102,200
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	15,000,000	15,940,650
New Jersey Institute of Technology GO,
Series A, 5.00%, 7/01/42	7,000,000	8,092,000
Series A, 5.00%, 7/01/45	6,000,000	6,870,300
New Jersey State COP, Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/29	1,000,000	1,067,160
New Jersey State Educational Facilities Authority Revenue,
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	2,220,000	2,388,298
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	8,380,000	8,975,902
The College of New Jersey Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	3,720,000	4,040,478
The College of New Jersey Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/35	2,620,000	2,845,713
Kean University, Refunding, Series H, AGMC Insured, 5.00%, 7/01/34	2,205,000	2,570,280
Kean University, Refunding, Series H, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,810,950
Kean University Issue, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,472,315
Kean University Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/39	1,000,000	1,046,640
Kean University Issue, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/39	4,695,000	4,913,975
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	10,415,000	12,004,017
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/35	2,245,000	2,664,164
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/36	1,210,000	1,430,571

| 115

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Educational Facilities Authority Revenue, (continued)
Montclair State University Issue, Series A, 5.00%, 7/01/39	$5,000,000	$5,790,200
Montclair State University Issue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,000,000	10,035,200
Montclair State University Issue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	10,000,000	10,035,200
Montclair State University Issue, Series J, Pre-Refunded, 5.25%, 7/01/38	2,000,000	2,180,400
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	18,228,600
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,234,850
Princeton University, Series B, 5.00%, 7/01/39.	15,000,000	17,493,450
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	11,049,500
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,125,720
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,110,340
The Richard Stockton College of New Jersey Issue, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,392,700
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/34	400,000	467,656
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/37	1,300,000	1,505,244
Seton Hall University Issue, Series E, Pre-Refunded, 6.25%, 7/01/37	5,000,000	5,793,600
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,927,555
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/18	315,000	316,021
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/28	865,000	867,811
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18	275,000	285,967
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	816,848
The William Paterson University of New Jersey Issue, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,845,675
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33.	2,140,000	2,435,577
Refunding, Series 1A, 5.00%, 12/01/25	2,980,000	3,216,403
Refunding, Series 1A, 5.00%, 12/01/26	1,420,000	1,530,675
Refunding, Series 1A, 5.125%, 12/01/27.	3,540,000	3,820,757
Refunding, Series 1A, 5.25%, 12/01/28	3,550,000	3,845,005
Series 2, 5.00%, 12/01/26	1,710,000	1,875,408
Series 2, 5.00%, 12/01/27	1,245,000	1,360,461
Series 2, 5.00%, 12/01/28	1,260,000	1,375,744
Series 2, 5.00%, 12/01/30	1,500,000	1,640,445
Series 2, 5.00%, 12/01/36	1,000,000	1,093,190
Series A, 5.625%, 6/01/30	14,500,000	15,830,230
Series A, Assured Guaranty, 6.125%, 6/01/30	7,020,000	7,471,105
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,567,041
New Jersey State Housing and Mortgage Finance Agency SFHR, Series AA, 6.50%, 10/01/38	695,000	710,033
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.25%, 6/15/31.	11,500,000	12,729,810
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/29	5,000,000	2,796,500
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/32	10,000,000	4,814,700
Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	4,866,600
Transportation System, Series A, 6.00%, 12/15/38.	16,110,000	17,850,041
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,570,000
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,842,100
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	10,000,000	10,483,300
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	10,035,032
Transportation System, Series B, 5.00%, 6/15/42.	7,000,000	7,447,370
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, Pre-Refunded, 5.15%, 1/01/35	7,500,000	7,697,400
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,592,500
Series E, 5.25%, 1/01/40	30,000,000	32,986,200
Series H, 5.00%, 1/01/36	14,000,000	15,278,900

| 116

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A, 5.00%,
6/01/42.	$17,800,000	$20,241,804
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project,
5.00%, 5/01/42	3,200,000	3,593,536
Rutgers State University GO, Series L, 5.00%, 5/01/43	12,000,000	14,000,760
Rutgers State University Revenue, Series F, Pre-Refunded, 5.00%, 5/01/39	20,000,000	22,326,200
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,487,200
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue,
Capital Appreciation, Series B, AGMC Insured, zero cpn., 12/01/35	2,815,000	1,087,829
Capital Appreciation, Series B, AGMC Insured, zero cpn., 12/01/36	2,810,000	1,022,980
Capital Appreciation, Series B, AGMC Insured, zero cpn., 12/01/37	2,815,000	966,812
Capital Appreciation, Series B, AGMC Insured, zero cpn., 12/01/38	2,810,000	908,529
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	8,995,305
		922,787,376
New York 10.4%
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,514,016
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,504,200
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,252,100
Consolidated, One Hundred Forty-Fourth Series, Refunding, 5.00%, 10/01/29	5,000,000	5,068,850
Consolidated, One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	10,571,400
Consolidated, One Hundred Seventy-First Series, Refunding, 5.00%, 7/15/30	12,200,000	14,262,166
Consolidated, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	17,933,100
Consolidated, One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	16,875,900
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	11,303,100
Consolidated, One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,860,050
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC
Project, NATL Insured, 5.75%, 12/01/22	8,000,000	8,030,560
		115,175,442
Pennsylvania 2.9%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, Pre-Refunded,
5.00%, 7/01/35	5,000,000	5,233,200
Delaware River Port Authority Revenue,
5.00%, 1/01/37	10,000,000	11,536,800
Series E, 5.00%, 1/01/35	14,000,000	15,622,740
		32,392,740

U.S. Territories 2.9%
Puerto Rico 2.9%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38.	16,620,000	9,805,800
Series XX, 5.25%, 7/01/40	3,125,000	1,843,750

| 117

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	$10,000,000	$4,125,000
first subordinate, Series A, 6.00%, 8/01/42	30,000,000	12,300,000
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	4,075,000
		32,149,550
Total Municipal Bonds (Cost $1,068,392,460) 99.8%		1,109,366,588
Other Assets, less Liabilities 0.2%		2,465,768
Net Assets 100.0%		$1,111,832,356

See Abbreviations on page 151.

[a]Security purchased on a when-issued basis.

| 118

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin North Carolina Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.3%
North Carolina 93.4%
Asheville Water System Revenue, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	$2,110,000	$2,215,985
Buncombe County Limited Obligation Revenue, Refunding, 5.00%, 6/01/34	3,000,000	3,622,260
Cape Fear Public Utility Authority Water and Sewer System Revenue,
5.00%, 8/01/36	8,000,000	9,264,720
Pre-Refunded, 5.00%, 8/01/35	21,000,000	22,876,350
[a] Refunding, 4.00%, 8/01/30	925,000	1,071,104
[a] Refunding, 4.00%, 8/01/32	2,500,000	2,865,550
[a] Refunding, 4.00%, 8/01/33	2,315,000	2,637,827
Refunding, 5.00%, 6/01/40	2,250,000	2,662,470
Cary Combined Enterprise System Revenue,
Pre-Refunded, 5.00%, 12/01/33	5,405,000	5,754,920
Refunding, 5.00%, 12/01/42	10,000,000	11,892,300
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34	3,765,000	4,340,744
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	21,536,979
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	13,599,895
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,358,200
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	10,000,000	11,225,600
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,590,460
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,678,450
Charlotte Storm Water Fee Revenue,
5.00%, 6/01/35	10,000,000	10,028,400
[a] Refunding, 4.00%, 12/01/33	1,000,000	1,145,450
[a] Refunding, 4.00%, 12/01/34	1,000,000	1,137,510
[a] Refunding, 4.00%, 12/01/35	1,100,000	1,245,838
Refunding, 5.00%, 12/01/39	7,970,000	9,493,067
Charlotte Water and Sewer System Revenue,
5.00%, 7/01/38	6,775,000	7,290,036
Refunding, 5.00%, 7/01/26	8,000,000	10,212,000
Refunding, 5.00%, 7/01/40	10,000,000	12,136,600
Refunding, Series B, 5.00%, 7/01/38	10,000,000	11,358,100
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue,
Carolinas HealthCare System, Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,376,920
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/39	15,000,000	15,756,150
Carolinas HealthCare System, Series A, 5.125%, 1/15/37	4,000,000	4,542,880
Carolinas HealthCare System, Series A, 5.25%, 1/15/42.	10,000,000	11,345,800
Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/23	7,780,000	7,996,751
Chatham County COP, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/34.	5,000,000	5,000,000
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co.
Projects, Series A, 5.70%, 5/01/34	2,500,000	2,890,150
Dare County Utility System Revenue, 5.00%, 2/01/41	5,000,000	5,681,000
Durham County COP, Series A, Pre-Refunded, 5.00%, 6/01/31	4,000,000	4,478,400
Durham Utility System Revenue, Refunding, 5.00%, 6/01/41.	4,000,000	4,582,000
Greenville Utilities Commission Combined Enterprise System Revenue,
[a] Refunding, 4.00%, 4/01/35	1,000,000	1,109,410
[a] Refunding, 4.00%, 4/01/46	4,225,000	4,592,448
Refunding, Series A, AGMC Insured, 5.00%, 11/01/33	6,000,000	6,508,800
Harnett County COP,
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/28	1,000,000	1,119,600
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/29	500,000	559,800

Quarterly Statement of Investments | See Notes to Statements of Investments. | 119

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
High Point Combined Enterprise System Revenue, AGMC Insured, 5.00%, 11/01/33	$5,000,000	$5,456,400
Iredell County COP,
Iredell County Public Improvement Projects, AGMC Insured, 5.125%, 6/01/27	4,000,000	4,306,840
Iredell County Public Improvement Projects, AGMC Insured, 5.00%, 6/01/28	1,000,000	1,073,230
Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project, AGMC
Insured, Pre-Refunded, 5.25%, 10/01/36	6,855,000	7,409,912
Mecklenburg County COP, Series A, Pre-Refunded, 5.00%, 2/01/28	350,000	387,548
Mecklenburg County GO,
Series A, 5.00%, 4/01/28.	5,000,000	6,254,100
Series A, 5.00%, 4/01/29.	5,000,000	6,231,100
Monroe COP,
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/34	2,425,000	2,725,288
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/39	1,085,000	1,219,356
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41.	5,000,000	5,500,850
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,430,765
New Hanover County Hospital Revenue,
New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured, 5.00%,
10/01/27	3,500,000	3,911,845
New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured, 5.125%,
10/01/31	8,385,000	9,318,754
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, Wake Forest University,
5.00%, 1/01/38	25,000,000	27,171,000
North Carolina Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,643,320
Davidson College, 5.00%, 3/01/45	3,500,000	4,011,770
Duke University Project, Refunding, Series A, 5.00%, 10/01/44	12,050,000	12,213,157
Duke University Project, Refunding, Series B, 5.00%, 10/01/38	20,000,000	21,965,600
Duke University Project, Refunding, Series B, 5.00%, 10/01/41	11,585,000	14,088,518
Duke University Project, Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,105,900
Duke University Project, Series A, 5.00%, 10/01/39	2,615,000	2,651,453
Methodist University, 5.00%, 3/01/34	1,500,000	1,623,390
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, ETM, 6.50%, 1/01/18	3,000,000	3,269,550
Series A, Pre-Refunded, 5.00%, 1/01/24	10,000,000	10,663,700
Series C, Pre-Refunded, 6.75%, 1/01/24	3,500,000	4,020,520
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/26	800,000	873,720
Refunding, Series A, 5.00%, 1/01/30	2,070,000	2,572,244
Refunding, Series A, 5.00%, 1/01/30	1,400,000	1,520,456
Refunding, Series A, 5.00%, 1/01/32	4,200,000	5,093,298
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,627,800
Series A, Pre-Refunded, 5.00%, 1/01/26	1,700,000	1,874,896
Series A, Pre-Refunded, 5.00%, 1/01/30	3,270,000	3,606,418
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/28	5,000,000	5,398,450
Series C, 5.00%, 5/01/29	10,000,000	11,620,100
North Carolina State GO,
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/23	10,000,000	11,542,900
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/24	10,000,000	11,542,900
Public Improvement, Series A, Pre-Refunded, 4.50%, 3/01/26	4,855,000	4,996,863
Refunding, Series A, 5.00%, 6/01/23	10,000,000	12,443,400

| 120

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
North Carolina State GO, (continued)
Refunding, Series B, 5.00%, 6/01/19	$5,000,000	$5,609,050
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 5/01/22	6,595,000	6,856,360
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,742,250
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	6,901,260
Blue Ridge HealthCare System Project, Refunding, Series A, NATL Insured, 5.00%, 1/01/33	10,805,000	10,832,877
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	11,425,600
Duke University Health System, Series A, 5.00%, 6/01/42	8,150,000	9,044,463
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	11,500,000	12,875,400
Novant Health Obligated Group, NATL Insured, 5.00%, 11/01/39	9,680,000	9,811,358
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	22,230,400
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30.	5,000,000	5,649,450
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/19	305,000	306,055
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/29	1,220,000	1,223,928
University Health System, Series D, Pre-Refunded, 6.25%, 12/01/33	10,000,000	11,330,000
Vidant Health, 5.00%, 6/01/40	5,000,000	5,856,300
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	5,000,000	5,647,300
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	5,000,000	5,755,650
North Carolina State Medical Care Commission Health System Revenue,
Mission Health Combined Group, Refunding, 5.00%, 10/01/36.	10,000,000	11,912,300
Mission Health Combined Group, Refunding, AGMC Insured, 5.00%, 10/01/36	5,000,000	5,239,950
North Carolina State Medical Care Commission Hospital Revenue,
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,800,486
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	11,146,200
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%,
2/01/40	6,000,000	6,654,000
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue, 5.00%,
7/01/41	5,000,000	5,739,000
North Carolina State University at Raleigh Revenue,
General, Refunding, Series A, 5.00%, 10/01/33	5,595,000	6,810,234
General, Refunding, Series A, 5.00%, 10/01/42	8,980,000	10,606,188
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Series A, Assured Guaranty, 5.50%, 1/01/29	6,400,000	7,060,288
Series A, Assured Guaranty, 5.75%, 1/01/39	12,120,000	13,391,509
Northern Hospital District of Surry County Health Care Facilities Revenue,
6.00%, 10/01/28.	1,000,000	1,069,910
6.25%, 10/01/38.	2,000,000	2,131,620
Oak Island Enterprise System Revenue,
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/34	1,540,000	1,769,552
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/36	1,000,000	1,149,060
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,346,700
Onslow County Hospital Authority FHA Insured Mortgage Revenue,
Onslow Memorial Hospital Project, NATL Insured, 5.00%, 4/01/31	5,345,000	5,418,280
Onslow Memorial Hospital Project, NATL Insured, 5.00%, 10/01/34	5,645,000	5,718,216
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 6/01/33	7,500,000	8,122,050
Pitt County Revenue, Limited Obligation, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,129,310
Raleigh Combined Enterprise System Revenue,
5.00%, 3/01/40	11,915,000	13,582,862
Refunding, Series A, 5.00%, 3/01/43	10,000,000	11,609,700

| 121

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Raleigh GO, Refunding, Series A, 5.00%, 9/01/30	$5,000,000	$6,383,100
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/27	350,000	429,856
Refunding, Series A, 5.00%, 5/01/29	1,000,000	1,212,820
Refunding, Series A, 5.00%, 5/01/30	550,000	665,082
Refunding, Series A, 5.00%, 5/01/36	10,785,000	12,121,693
Rockingham County COP, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/32	9,380,000	10,096,913
Union County COP, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	5,000,000	5,000,000
Union County Enterprise System Revenue, 5.00%, 6/01/34	1,000,000	1,245,530
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of North
Carolina, General, Pre-Refunded, 5.00%, 12/01/31	9,000,000	9,582,660
University of North Carolina at Charlotte Revenue,
General, 5.00%, 4/01/43	5,000,000	5,806,350
General, 5.00%, 4/01/45	5,315,000	6,283,021
General, Series A, 5.00%, 4/01/37	12,995,000	14,821,837
General, Series A, 5.00%, 4/01/41	18,000,000	20,321,460
General, Series B, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,180,500
University of North Carolina at Greensboro Revenue,
General, 5.00%, 4/01/39	3,500,000	4,102,175
General, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34.	1,000,000	1,113,320
Refunding, 5.00%, 4/01/29	500,000	623,610
Refunding, 5.00%, 4/01/30	500,000	620,615
University of North Carolina at Wilmington COP,
Student Housing Project, Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,334,450
Student Housing Project, NATL Insured, Pre-Refunded, 5.00%, 6/01/26	1,655,000	1,655,000
Student Housing Project, NATL Insured, Pre-Refunded, 5.00%, 6/01/27	1,740,000	1,740,000
Student Housing Project, NATL Insured, Pre-Refunded, 5.00%, 6/01/29	1,915,000	1,915,000
Student Housing Project, NATL Insured, Pre-Refunded, 5.00%, 6/01/37	11,350,000	11,350,000
University of North Carolina at Wilmington Revenue, Student Housing Projects, Refunding, 5.00%,
6/01/37	3,000,000	3,472,470
University of North Carolina System Pool Revenue,
Series A, Assured Guaranty, 5.00%, 10/01/33	730,000	789,794
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/33	4,270,000	4,679,621
Series A, NATL Insured, 5.00%, 10/01/33	695,000	704,014
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/33	1,305,000	1,324,379
Wake County Revenue,
Limited Obligation, Pre-Refunded, 5.00%, 1/01/33	10,820,000	12,329,065
Limited Obligation, Pre-Refunded, 5.00%, 6/01/36	5,000,000	5,598,000
Limited Obligation, Pre-Refunded, 5.00%, 1/01/37	12,000,000	13,673,640
Western Carolina University Research and Development Corp. COP, Western Carolina University Student
Housing Project, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	5,000,000	5,414,700
Wilkes County COP,
NATL Insured, Pre-Refunded, 5.00%, 6/01/31	4,295,000	4,295,000
NATL Insured, Pre-Refunded, 5.00%, 6/01/36	6,085,000	6,085,000
Wilmington COP,
Series A, Pre-Refunded, 5.00%, 6/01/33	6,000,000	6,497,640
Series A, Pre-Refunded, 5.00%, 6/01/38	7,625,000	8,257,418
Wilmington Storm Water Fee Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33	775,000	808,046
Refunding, AMBAC Insured, 5.00%, 6/01/33	225,000	233,768
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,190,590

| 122

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Winston-Salem City Water and Sewer System Revenue,
Pre-Refunded, 5.00%, 6/01/39	$5,000,000	$5,605,900
Refunding, Series A, 5.00%, 6/01/33	2,350,000	2,833,771
Refunding, Series A, 4.00%, 6/01/37	5,000,000	5,636,050
Series A, Pre-Refunded, 5.00%, 6/01/32	7,590,000	7,921,379
		1,025,608,588

U.S. Territories 3.9%
Puerto Rico 3.4%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.25%, 7/01/33	6,500,000	3,835,000
Series WW, 5.50%, 7/01/38	5,200,000	3,068,000
Series XX, 5.25%, 7/01/40	19,135,000	11,289,650
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.00%, 8/01/42	45,750,000	18,757,500
		36,950,150
U.S. Virgin Islands 0.5%
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,012,710
Total U.S. Territories		42,962,860
Total Municipal Bonds before Short Term Investments (Cost $1,037,830,759)		1,068,571,448

Short Term Investments 1.5%
Municipal Bonds 1.5%
North Carolina 1.5%
[b] The Charlotte-Mecklenburg Hospital Authority Health Care Revenue,
Carolinas HealthCare System, Refunding, Series B, Daily VRDN and Put, 0.31%, 1/15/38	9,400,000	9,400,000
Carolinas HealthCare System, Series H, Daily VRDN and Put, 0.35%, 1/15/45	7,485,000	7,485,000
Total Short Term Investments (Cost $16,885,000)		16,885,000
Total Investments (Cost $1,054,715,759) 98.8%		1,085,456,448
Other Assets, less Liabilities 1.2%.		13,082,492
Net Assets 100.0%		$1,098,538,940

See Abbreviations on page 151.

aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 123

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Ohio Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.3%
Ohio 99.3%
Akron Income Tax Revenue,
Community Learning Centers, 5.00%, 12/01/33	$4,250,000	$5,001,017
Community Learning Centers, Series A, 4.50%, 12/01/33	10,000,000	11,146,600
Allen County Hospital Facilities Revenue,
Catholic Healthcare Partners, Refunding, Series A, 5.25%, 6/01/38	15,000,000	16,838,100
Catholic Healthcare Partners, Refunding, Series B, 5.25%, 9/01/27	7,570,000	8,736,310
American Municipal Power Inc. Revenue, Greenup Hydroelectric Project, Series A, 4.00%, 2/15/36	1,000,000	1,081,840
American Municipal Power-Ohio Inc. Revenue,
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/28	5,000,000	5,974,750
Prairie State Energy Campus Project, Refunding, Series A, Assured Guaranty, 5.25%, 2/15/33	1,725,000	1,837,660
Prairie State Energy Campus Project, Refunding, Series A, BHAC Insured, 5.00%, 2/15/38	1,275,000	1,351,156
Prairie State Energy Campus Project, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/15/33	28,275,000	30,410,045
Prairie State Energy Campus Project, Series A, BHAC Insured, Pre-Refunded, 5.00%, 2/15/38	20,725,000	22,202,485
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%, 11/01/49.	6,685,000	6,836,816
Bath Local School District GO,
School Improvement, AGMC Insured, 4.00%, 12/01/44.	1,295,000	1,351,281
School Improvement, AGMC Insured, 5.00%, 12/01/49.	5,380,000	5,669,444
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,158,430
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36	1,300,000	1,383,590
Brooklyn City School District GO,
School Improvement, AGMC Insured, 5.25%, 12/01/43.	3,000,000	3,419,880
School Improvement, Refunding, AGMC Insured, 5.50%, 12/01/49	7,780,000	8,678,746
Butler County GO, Various Purpose, NATL Insured, Pre-Refunded, 5.00%, 12/01/26.	2,130,000	2,176,732
Butler County Hospital Facilities Revenue,
Kettering Health Network Obligated Group Project, 6.375%, 4/01/36	5,000,000	5,966,150
Kettering Health Network Obligated Group Project, 5.625%, 4/01/41	5,000,000	5,681,900
Canal Winchester Local School District GO,
Capital Appreciation, NATL Insured, zero cpn., 12/01/32	3,955,000	2,443,834
Capital Appreciation, NATL Insured, zero cpn., 12/01/33	2,000,000	1,187,920
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32.	1,505,000	1,743,317
Improvement and Refunding, Solid Waste Facilities, 4.00%, 12/01/32.	15,440,000	16,793,625
Chillicothe City School District GO,
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/22	1,905,000	1,644,186
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/23	1,905,000	1,607,325
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/24	1,905,000	1,552,937
Cincinnati City School District COP,
School Improvement Project, AGMC Insured, Pre-Refunded, 5.00%, 12/15/26	7,310,000	7,480,981
School Improvement Project, AGMC Insured, Pre-Refunded, 5.00%, 12/15/27	7,000,000	7,163,729
Cincinnati City School District GO,
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/27	14,900,000	19,317,552
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/28	8,180,000	10,714,818
Cincinnati GO,
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/18	2,000,000	2,197,640
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19	5,925,000	6,708,463
Various Purpose, Improvement and Refunding, Series A, 5.25%, 12/01/40	6,500,000	7,896,785
City of Akron Waterworks System Mortgage Revenue, Refunding and Improvement, Assured Guaranty,
5.00%, 3/01/34	1,000,000	1,074,970

Quarterly Statement of Investments | See Notes to Statements of Investments. | 124

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	$3,000,000	$3,433,530
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,714,230
Series C, AGMC Insured, Pre-Refunded, 5.00%, 1/01/26	9,500,000	9,741,775
Series C, AGMC Insured, Pre-Refunded, 5.00%, 1/01/31	11,250,000	11,536,312
Series C, Assured Guaranty, 5.00%, 1/01/27	27,385,000	29,799,262
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30.	3,000,000	3,565,680
Cleveland Municipal School District GO,
School Improvement, Refunding, 5.00%, 12/01/25	3,600,000	4,371,948
School Improvement, Refunding, 5.00%, 12/01/27	1,000,000	1,210,310
Cleveland Public Power System Revenue,
Capital Appreciation, Series B-2, NATL Insured, zero cpn., 11/15/38	10,000,000	4,278,000
Series B-1, NATL Insured, 5.00%, 11/15/28	2,000,000	2,140,820
Series B-1, NATL Insured, 5.00%, 11/15/38	10,000,000	10,642,200
Cleveland Water PCR, Green Bonds, 5.00%, 11/15/41	2,000,000	2,350,380
Columbus GO,
Various Purpose, Series A, 5.00%, 2/15/23	14,365,000	17,712,763
Various Purpose, Series A, 5.00%, 2/15/24	12,655,000	15,906,196
Various Purpose, Series A, 5.00%, 2/15/25	5,000,000	6,226,850
Columbus Metropolitan Library Special Obligation Revenue,
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/27.	3,765,000	4,153,623
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/28.	2,970,000	3,257,615
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/29.	4,125,000	4,500,210
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/37.	6,620,000	6,933,325
Columbus Sewerage System Revenue,
Refunding, 5.00%, 6/01/29	5,000,000	6,326,850
Refunding, 4.00%, 6/01/31	15,000,000	16,871,250
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,318,750
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,727,394
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%,
12/01/27	15,000,000	17,465,250
Cuyahoga County Excise Tax Revenue,
Excise Tax, Sports Facilities Improvement Project, 5.00%, 12/01/24.	1,000,000	1,221,060
Excise Tax, Sports Facilities Improvement Project, 5.00%, 12/01/25.	500,000	607,020
Dayton City School District GO, Refunding, 5.00%, 11/01/30	5,000,000	6,497,600
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	22,781,400
Defiance City School District GO, Various Purpose, 5.00%, 12/01/46.	6,635,000	7,710,003
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	7,096,320
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,423,680
Dublin City School District GO, Capital Appreciation, NATL Insured, zero cpn., 12/01/16	4,635,000	4,616,275
Fairborn City School District GO,
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/23	1,205,000	1,205,000
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/24	1,265,000	1,265,000
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/25	1,330,000	1,330,000
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation, Refunding,
5.00%, 12/01/35	20,000,000	23,855,800
Franklin County Hospital Revenue, Improvement, Nationwide Children’s Hospital Project, 5.25%, 11/01/40 .	15,000,000	16,714,950
Greene County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project, 5.50%,
4/01/39.	12,930,000	14,216,535
Greenville City School District GO, School Improvement, 5.25%, 1/01/41	2,000,000	2,377,440
Groveport-Madison Local School District GO, School Facilities Construction and Improvement, 5.00%,
10/01/44	6,205,000	7,186,135

| 125

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Hamilton County Sales Tax Revenue,
Subordinate, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	$35,080,000	$35,770,374
Subordinate, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,196,800
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Refunding, Series A, 5.00%, 12/01/27	6,875,000	8,466,837
Hamilton County Student Housing Revenue,
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 5.00%, 6/01/30	7,000,000	7,627,900
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 4.75%, 6/01/39	7,000,000	7,358,190
Hilliard School District GO,
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	2,190,000	2,082,909
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	4,204,720
Huber Heights City School District GO,
School Improvement, Pre-Refunded, 5.00%, 12/01/33	4,500,000	5,116,635
School Improvement, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,685,150
Ironton City School District GO, Lawrence County, School Improvement, Unlimited Tax, NATL Insured,
Pre-Refunded, 5.00%, 12/01/34	5,130,000	5,242,552
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	26,010,000	29,845,955
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,543,131
Kings Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	10,000,000	10,639,700
Lakewood City School District GO,
School Facilities Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/30	9,170,000	9,756,605
School Facilities Improvement, NATL Insured, Pre-Refunded, 4.50%, 12/01/34	6,000,000	6,339,300
School Facilities Improvement, Refunding, Series A, 5.00%, 11/01/43	10,895,000	12,745,080
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,046,450
Lakota Local School District GO,
Refunding, Series A, NATL Insured, 5.25%, 12/01/26	2,000,000	2,584,060
Refunding, Series C, 5.00%, 12/01/30	4,035,000	4,874,724
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	10,000,000	11,175,000
Little Miami Local School District GO,
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	14,691,346
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,087,760
Lorain County Hospital Revenue,
Catholic Healthcare Partners, Refunding, Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	20,686,207
Catholic Healthcare Partners, Refunding, Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,526,800
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	11,423,013
Lucas-Plaza HDC Revenue, FHA Plaza, Refunding, ETM, zero cpn., 6/01/24	35,230,000	30,479,587
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	12,946,964
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,662,680
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured,
ETM, 5.50%, 10/15/25	4,750,000	5,624,807
Maple Heights City School District GO, School Facilities Improvement, Pre-Refunded, 5.00%, 1/15/37	10,000,000	10,270,450
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	919,750
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	894,470
Marysville Wastewater Treatment System Revenue,
Assured Guaranty, Pre-Refunded, 4.25%, 12/01/27	1,170,000	1,231,823
Assured Guaranty, Pre-Refunded, 4.75%, 12/01/46	14,205,000	14,499,186
Assured Guaranty, Pre-Refunded, 4.75%, 12/01/47	5,000,000	5,301,300
Refunding, BAM Insured, 4.00%, 12/01/40	3,015,000	3,218,603
Refunding, BAM Insured, 5.00%, 12/01/47	5,035,000	5,797,400
Marysville Water System Mortgage Revenue, AMBAC Insured, 5.00%, 12/01/32	1,250,000	1,320,150
Medina School District COP, School Facilities Project, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/31 .	5,725,000	6,228,056

| 126

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Miami University Revenue,
General Receipts, Refunding, 5.00%, 9/01/31	$4,000,000	$4,620,400
General Receipts, Refunding, 5.00%, 9/01/31	2,320,000	2,782,121
General Receipts, Refunding, 5.00%, 9/01/34	3,500,000	4,153,870
Middletown City School District GO,
School Improvement, 5.25%, 12/01/40	2,625,000	3,163,440
School Improvement, 5.25%, 12/01/48	15,000,000	17,804,550
Monroe Local School District GO, School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	3,115,000	3,142,194
Montgomery County Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.50%, 5/01/34	12,500,000	13,877,250
Catholic Health Initiatives, Series C-1, AGMC Insured, Pre-Refunded, 5.00%, 10/01/41	10,000,000	10,795,400
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,682,438
New Albany Community Authority Community Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/23	1,100,000	1,314,687
Refunding, Series C, 5.00%, 10/01/24	1,250,000	1,492,312
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	10,501,700
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	14,507,827
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 5.00%, 11/15/32	5,500,000	6,743,330
Wastewater Improvement, Refunding, 4.00%, 11/15/49	6,000,000	6,449,460
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,744,882
Northwest Local School District Hamilton and Butler Counties GO, School Improvement, 5.00%, 12/01/45 .	3,760,000	4,407,209
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO,
AGMC Insured, 4.875%, 12/01/18	252,872	253,350
AGMC Insured, 5.25%, 12/01/23	540,000	541,156
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27.	5,545,000	5,753,215
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc.
Project, 6.00%, 12/01/40	6,020,000	7,147,004
Ohio State GO, Refunding, Series A, 5.00%, 9/01/28.	5,465,000	7,195,820
Ohio State Higher Educational Facility Commission Revenue,
BHAC Insured, 4.75%, 1/15/46	5,935,000	5,996,724
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,716,544
Higher Educational Facility, Xavier University Project, 5.00%, 5/01/40	14,500,000	16,111,095
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	33,862,200
Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	21,805,000	24,176,730
Summa Health System, AGMC Insured, 5.75%, 11/15/40	4,500,000	5,180,310
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,256,300
University Hospital, BHAC Insured, 4.75%, 1/15/46	4,155,000	4,219,361
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	13,887,450
University Hospital, BHAC Insured, Pre-Refunded, 4.75%, 1/15/46	9,065,000	9,297,336
University Hospital, Series A, BHAC Insured, Pre-Refunded, 4.75%, 1/15/46	5,845,000	5,989,255
Ohio State Higher Educational Facility Revenue, Case Western Reserve University Project, Refunding,
NATL Insured, 5.00%, 12/01/44.	7,500,000	7,633,350
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, junior lien, Series
A-1, 5.25%, 2/15/33	4,200,000	5,019,840
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL Insured, 5.50%, 2/15/24	16,000,000	19,946,080
Ohio State Water Development Authority Water PCR,
Series A, 5.00%, 12/01/25	6,350,000	8,173,720
Series A, 5.00%, 6/01/26	10,000,000	12,936,300

| 127

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Olentangy Local School District GO,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	$1,745,000	$1,745,000
Delaware and Franklin Counties, AGMC Insured, Pre-Refunded, 4.50%, 12/01/33	10,000,000	10,000,000
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	4,855,000	4,947,585
School Facilities Construction and Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/36 .	7,505,000	8,135,270
Series A, AGMC Insured, Pre-Refunded, 4.50%, 12/01/32	6,445,000	6,570,549
Perrysburg Exempted Village School GO, 5.00%, 12/01/38	3,225,000	3,755,416
Princeton City School District COP, Board of Education, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,235,860
Princeton City School District GO,
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/40	6,000,000	2,770,320
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/41	6,000,000	2,604,660
School Improvement, Refunding, 5.00%, 12/01/39	12,000,000	14,152,320
Reading Community City School District GO, Classroom Facilities, Refunding, Series A, 5.00%, 11/01/46	2,000,000	2,335,820
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, Pre-Refunded,
5.00%, 12/01/32	3,000,000	3,251,940
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%,
12/01/38	15,000,000	16,222,350
Shawnee State University Revenue, General Receipts, NATL Insured, 5.00%, 6/01/28	5,780,000	5,976,578
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	10,705,834
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities
Construction and Improvement, 4.00%, 12/01/42	10,000,000	10,466,600
Springboro Community City School District GO,
Refunding, AGMC Insured, 5.25%, 12/01/27	5,175,000	6,672,955
Refunding, AGMC Insured, 5.25%, 12/01/28	2,000,000	2,602,100
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%, 12/01/43 .	3,760,000	4,261,358
St. Mary’s City School District GO, School Facilities Construction and Improvement, AGMC Insured,
Pre-Refunded, 5.00%, 12/01/35	3,500,000	3,793,930
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	18,149,218
Summit County Port Authority Lease Revenue, The University of Akron Student Housing Project, 6.00%,
1/01/42.	11,580,000	13,574,308
Switzerland of Local School District GO, School Improvement, Refunding, 4.00%, 12/01/37.	5,500,000	5,880,490
Sylvania City School District GO,
Refunding, BAM Insured, 5.00%, 12/01/36	9,700,000	11,488,001
School Improvement, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/36.	7,660,000	8,009,526
Three Rivers Local School District GO, Refunding, 5.00%, 12/01/39	5,885,000	6,886,862
Toledo City School District GO,
School Facilities Improvement, Pre-Refunded, 5.375%, 12/01/35.	4,565,000	5,073,769
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/32	7,830,000	9,385,821
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,790,475
Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28.	3,000,000	3,442,830
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%,
12/01/26	1,500,000	1,532,040
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	22,524,189
Series A, 4.00%, 11/15/36	9,125,000	9,622,860
University of Akron General Receipts Revenue,
[a] Refunding, Series A, 5.00%, 1/01/36	11,065,000	13,161,596
[a] Refunding, Series A, 5.00%, 1/01/38	13,225,000	15,629,305
Series A, AGMC Insured, 5.00%, 1/01/33	1,490,000	1,573,634
Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/33	3,510,000	3,742,959

| 128

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
University of Akron Revenue,
Refunding, Series A, 5.00%, 1/01/31	$4,365,000	$5,195,310
Series B, AGMC Insured, 5.00%, 1/01/38	12,195,000	12,850,115
Series B, AGMC Insured, Pre-Refunded, 5.00%, 1/01/38	6,805,000	7,256,648
University of Cincinnati General Receipts Revenue,
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,671,222
Series C, 5.00%, 6/01/39	6,255,000	7,345,684
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,594,080
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	10,184,700
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,818,013
Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,352,286
Willoughby Eastlake City School District GO, School Improvement, 5.00%, 12/01/46	10,000,000	11,768,300
Wright State University Revenue, General Receipts, Series A, 5.00%, 5/01/31	10,120,000	11,574,042
Wyoming City School District GO, School Improvement, 5.00%, 12/01/42	7,250,000	8,428,415
Xenia Community School District GO, School Facilities Construction and Improvement, Refunding, 5.00%,
12/01/40	7,285,000	8,477,190
Youngstown State University General Receipts Revenue,
Assured Guaranty, 5.25%, 12/15/29	4,000,000	4,458,280
Assured Guaranty, 5.50%, 12/15/33	4,225,000	4,735,000
Total Municipal Bonds (Cost $1,504,568,533) 99.3%		1,620,692,002
Other Assets, less Liabilities 0.7%		11,331,758
Net Assets 100.0%		$1,632,023,760

See Abbreviations on page 151.

[a]Security purchased on a when-issued basis.

| 129

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Oregon Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.5%
Oregon 94.4%
Astoria Hospital Facilities Authority Revenue, Columbia Memorial Hospital, Refunding, 5.00%, 8/01/28	$1,325,000	$1,439,586
Beaverton School District GO,
Washington County School District No. 48J, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/31	1,280,000	1,433,088
Washington County School District No. 48J, Assured Guaranty, Pre-Refunded, 5.125%, 6/01/36	1,000,000	1,123,280
Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project, Refunding,
5.125%, 10/01/28.	1,525,000	1,527,288
[a] Central Lincoln People’s Utility District Electric Revenue, 5.00%, 12/01/45	1,900,000	2,265,598
Chemeketa Community College District GO,
Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%, 6/15/25	1,500,000	1,626,810
Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%, 6/15/26	2,615,000	2,836,072
City of Lake Oswego GO, Clackamas, Multnomah and Washington Counties, Refunding, Series A,
5.00%, 12/01/31	6,400,000	7,089,280
City of Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,102,425
City of Redmond GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,092,570
City of Tigard Water System Revenue,
Washington County, 5.00%, 8/01/37	11,050,000	12,885,626
Washington County, 5.00%, 8/01/42	20,915,000	24,376,223
Washington County, 5.00%, 8/01/45	23,545,000	27,683,505
Clackamas County Hospital Facility Authority Revenue, Legacy Health System, Series A, 5.50%, 7/15/35 .	6,525,000	7,329,467
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,984,892
Clackamas County School District No. 12 North Clackamas GO,
Refunding, 5.00%, 6/15/28	2,500,000	3,066,500
Refunding, 5.00%, 6/15/29	6,385,000	7,799,980
Series B, AGMC Insured, Pre-Refunded, 5.00%, 6/15/27	25,000,000	26,107,500
Clackamas County School District No. 46 Oregon Trail GO,
5.00%, 6/15/32	6,855,000	7,624,268
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	5,944,185
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	5,880,647
Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,467,841
Refunding, Series A, 5.00%, 6/15/29	2,655,000	2,961,360
Clackamas County School District No. 62C Oregon City GO,
Refunding, MAC Insured, 5.00%, 6/01/29	1,000,000	1,188,110
Refunding, MAC Insured, 5.00%, 6/01/34	1,770,000	2,063,731
Refunding, MAC Insured, 5.00%, 6/01/39	1,250,000	1,453,538
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36.	1,000,000	1,009,810
Clackamas River Water Revenue,
5.00%, 11/01/38.	680,000	813,831
5.00%, 11/01/40.	500,000	596,205
5.00%, 11/01/43.	970,000	1,153,243
5.00%, 11/01/46.	1,000,000	1,186,280
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35.	5,175,000	5,868,243
Crook County School District GO,
Crook and Deschutes Counties, 5.00%, 6/15/34	4,475,000	5,183,034
Crook and Deschutes Counties, 5.00%, 6/15/37	8,090,000	9,302,529
Deschutes and Jefferson Counties School District No. 2J Redmond GO,
Pre-Refunded, 5.50%, 6/15/34	5,000,000	5,473,000
Series A, NATL Insured, 5.00%, 6/15/21	85,000	85,332
Deschutes County Hospital Facility Authority Hospital Revenue,
Cascade Healthcare Community Inc., Pre-Refunded, 8.25%, 1/01/38	20,000,000	23,708,800
Cascade Healthcare Community Inc., Series B, AMBAC Insured, 5.375%, 1/01/35.	7,000,000	7,415,660

Quarterly Statement of Investments | See Notes to Statements of Investments. | 130

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Eugene Electric Utility System Revenue,
Refunding, 5.00%, 8/01/33	$10,060,000	$10,850,515
Refunding, Series A, 5.00%, 8/01/40	6,745,000	7,711,019
Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	5,096,228
Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding, Series A, 5.00%,
5/01/36	2,500,000	2,861,025
Independence GO,
City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/35	2,110,000	2,437,388
City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/40	3,975,000	4,591,761
Jackson County Airport Revenue,
Series A, XLCA Insured, Pre-Refunded, 5.25%, 12/01/27	1,000,000	1,066,900
Series A, XLCA Insured, Pre-Refunded, 5.25%, 12/01/32	1,000,000	1,066,900
Series A, XLCA Insured, Pre-Refunded, 5.25%, 12/01/37	1,475,000	1,573,678
Jackson County School District No. 549C Medford GO,
Pre-Refunded, 5.00%, 6/15/33	3,225,000	3,497,641
Pre-Refunded, 5.00%, 6/15/34	5,000,000	5,422,700
Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/15/32.	5,765,000	6,143,299
Jefferson County School District No. 509J GO,
Refunding, 5.00%, 6/15/30	1,000,000	1,183,670
Refunding, 5.00%, 6/15/31	1,410,000	1,661,925
Series B, 5.00%, 6/15/30	2,000,000	2,367,340
Keizer Special Assessment, Keizer Station Area A Local ID, 5.20%, 6/01/31.	2,215,000	2,381,789
Klamath County School District GO,
5.00%, 6/15/29	1,155,000	1,375,432
5.00%, 6/15/30	1,095,000	1,297,685
5.00%, 6/15/31	1,000,000	1,180,810
Lane and Douglas Counties School District No. 28J Fern Ridge GO,
Series A, zero cpn. to 6/14/16, 5.00% thereafter, 6/15/26	1,265,000	1,590,611
Series A, zero cpn. to 6/14/16, 5.00% thereafter, 6/15/30	3,175,000	3,857,657
Series A, zero cpn. to 6/14/16, 5.00% thereafter, 6/15/33	2,115,000	2,546,862
Series A, zero cpn. to 6/14/16, 5.00% thereafter, 6/15/36	2,000,000	2,379,240
Lane County Metropolitan Wastewater Management Commission Revenue, Pre-Refunded, 5.25%,
11/01/28	5,000,000	5,525,150
Lane County School District No. 19 Springfield GO,
AGMC Insured, Pre-Refunded, zero cpn., 6/15/27	5,580,000	3,491,685
AGMC Insured, Pre-Refunded, zero cpn., 6/15/28	2,000,000	1,193,880
AGMC Insured, Pre-Refunded, zero cpn., 6/15/29	1,925,000	1,094,690
Lebanon GO, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/25	1,635,000	1,705,550
Medford Hospital Facilities Authority Revenue,
Asante Health System, Refunding, AGMC Insured, 5.125%, 8/15/40	25,000,000	27,307,750
Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	10,050,000	10,907,466
Rogue Valley Manor, Refunding, 5.00%, 10/01/33	1,500,000	1,705,485
Rogue Valley Manor, Refunding, 5.00%, 10/01/42	9,420,000	10,545,502
Multnomah County David Douglas School District No. 40 GO,
Series B, zero cpn., 6/15/24.	1,640,000	1,395,476
Series B, zero cpn., 6/15/25.	1,325,000	1,086,407
Series B, zero cpn., 6/15/26.	2,585,000	2,038,764
Series B, zero cpn., 6/15/27.	2,655,000	2,007,472
Series B, zero cpn., 6/15/28.	2,495,000	1,813,266
Series B, zero cpn., 6/15/29.	2,595,000	1,813,101
Series B, zero cpn., 6/15/30.	1,885,000	1,263,685
Series B, zero cpn., 6/15/31.	2,030,000	1,303,199

| 131

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Multnomah County David Douglas School District No. 40 GO, (continued)
Series B, zero cpn., 6/15/32.	$2,000,000	$1,236,840
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System/West, Series A, 5.125%, 9/01/40	6,500,000	7,119,775
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/29	3,690,000	4,033,687
Multnomah County School District No. 1J Portland Public Schools GO, Series B, 3.00%, 6/15/33	14,135,000	14,347,873
Multnomah County School District No. 3 Park Rose GO,
Series A, 5.00%, 6/30/35.	2,000,000	2,314,300
Series A, 5.00%, 6/30/36.	1,500,000	1,733,370
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	7,446,015
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000	55,169
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	9,953,275
Refunding, Series B, 5.00%, 7/01/34	7,500,000	9,213,600
Refunding, Series B, 5.00%, 7/01/35	10,000,000	12,224,700
Refunding, Series B, 5.00%, 7/01/36	10,965,000	13,404,384
Refunding, Series B, 5.00%, 7/01/37	10,000,000	12,175,000
Refunding, Series B, 5.00%, 7/01/39	6,000,000	7,251,540
Series A, Pre-Refunded, 5.875%, 7/01/33	2,500,000	2,872,575
Series A, Pre-Refunded, 5.75%, 7/01/39	13,175,000	15,088,669
Oregon State Department of Administrative Services COP,
Series A, Pre-Refunded, 5.25%, 5/01/39	3,800,000	4,269,186
Series C, 5.00%, 11/01/34.	8,000,000	8,933,280
Oregon State Department of Administrative Services Lottery Revenue,
Series A, 5.00%, 4/01/28.	5,800,000	6,929,666
Series A, 5.00%, 4/01/32.	5,000,000	5,910,750
Series A, 5.00%, 4/01/33.	8,065,000	9,853,172
Series A, 5.00%, 4/01/35.	3,625,000	4,399,590
Series A, Pre-Refunded, 5.00%, 4/01/27	17,880,000	19,906,162
Series A, Pre-Refunded, 5.00%, 4/01/28	18,225,000	20,290,257
Series A, Pre-Refunded, 5.00%, 4/01/29	1,750,000	1,948,310
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/30	5,000,000	6,213,500
senior lien, Refunding, Series A, 5.00%, 11/15/31	10,000,000	12,383,000
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/29	3,085,000	3,443,785
senior lien, Series A, Pre-Refunded, 4.50%, 11/15/32	21,000,000	22,139,670
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/33	21,530,000	24,033,939
Oregon State Facilities Authority Revenue,
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30.	1,500,000	1,674,165
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	35,841,900
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,257,260
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	2,975,000	3,318,285
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	4,139,587
PeaceHealth, Refunding, Series A, 5.00%, 11/01/39.	32,790,000	35,453,532
Providence Health and Services, Series C, 5.00%, 10/01/45	4,000,000	4,705,280
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,710,735
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,239,320
Reed College Project, Refunding, Series A, 5.125%, 7/01/41.	10,000,000	11,297,300
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	15,005,254
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty, 5.00%,
7/01/44	8,910,000	10,030,165
University of Portland Projects, Series A, Pre-Refunded, 5.00%, 4/01/32	8,795,000	9,467,202

| 132

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Oregon State GO,
Alternative Energy Project, Series B, 6.00%, 10/01/26	$1,680,000	$1,895,242
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	245,000	246,041
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	605,000	607,281
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,050,000	3,070,496
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	150,000	150,650
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	300,000	301,260
Higher Education, Article XI-F(1), Series A, 5.00%, 8/01/41.	7,000,000	8,610,910
Higher Education, Article XI-F(1), Series M, 5.00%, 8/01/45	3,315,000	3,998,752
Higher Education, Article XI-G, Series C, 5.00%, 8/01/41	7,000,000	8,610,910
Higher Education, Article XI-G, Series O, 5.00%, 8/01/40	7,005,000	8,501,058
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,020,000	1,106,771
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/34	5,000,000	5,446,750
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/37	5,555,000	5,834,028
State Board of Higher Education, Series B, Pre-Refunded, 5.00%, 8/01/38	5,000,000	5,446,750
State Board of Higher Education, Series B, Pre-Refunded, 5.00%, 8/01/38	480,000	522,346
State Board of Higher Education, Series C, Pre-Refunded, 5.00%, 8/01/37	1,115,000	1,171,006
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,168,880
Oregon State Housing and Community Services Department Mortgage Revenue,
SFM Program, Refunding, Series G, 5.35%, 7/01/30	745,000	765,376
SFM Program, Series C, 4.75%, 7/01/42	1,855,000	1,919,999
Oregon State University General Revenue, Series A, 5.00%, 4/01/45.	12,500,000	14,939,500
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	651,560
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38.	23,000,000	25,217,890
Portland EDR, Broadway Project, Series A, Pre-Refunded, 6.50%, 4/01/35	5,000,000	5,652,200
Portland GO,
Oregon Convention Center Completion Project, Limited Tax, Capital Appreciation, Series B, zero
cpn., 6/01/21	1,000,000	929,000
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/28	7,840,000	9,147,398
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,701,701
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/30	8,750,000	10,172,575
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%,
7/01/33	2,000,000	2,007,700
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,234,641
Series C, 5.00%, 6/15/28	1,000,000	1,175,290
Series C, 5.00%, 6/15/30	1,000,000	1,145,220
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/34	25,270,000	28,517,700
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,146,060
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,139,360
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,132,710
Lents Town Center, Series B, 5.00%, 6/15/27.	2,500,000	2,855,950
Lents Town Center, Series B, 5.00%, 6/15/28.	1,175,000	1,327,973
Lents Town Center, Series B, 4.75%, 6/15/29.	1,000,000	1,111,380
Lents Town Center, Series B, 5.00%, 6/15/30.	1,800,000	2,026,098
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,805,092
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	5,318,507
Salem Hospital Facility Authority Revenue,
Salem Hospital Project, Series A, 5.75%, 8/15/23	10,000,000	11,040,100
Salem Hospital Project, Series A, 5.00%, 8/15/27	11,000,000	11,099,660
Salem Hospital Project, Series A, 5.00%, 8/15/36	9,000,000	9,069,930

| 133

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, Series B, zero cpn., 6/15/30	$8,500,000	$5,997,855
Sherwood GO, Washington County, Full Faith and Credit Obligations, Refunding, AGMC Insured, 5.00%,
6/01/36	4,240,000	4,835,254
Tri-County Metropolitan Transportation District Revenue,
Payroll Tax, senior lien, Series A, 5.00%, 9/01/40	5,000,000	6,035,050
Payroll Tax, senior lien, Series A, Pre-Refunded, 5.00%, 9/01/37	11,000,000	13,470,270
Umatilla County Pendleton School District No. 16R GO, Series A, 5.00%, 6/15/37	4,970,000	5,929,011
University of Oregon General Revenue,
Series A, 5.00%, 4/01/45.	20,000,000	23,868,200
Series A, 5.00%, 4/01/46.	17,000,000	20,599,920
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/26	6,850,000	4,492,435
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/27	7,090,000	4,432,243
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/28	2,960,000	1,765,048
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/29	3,110,000	1,768,564
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/30	3,260,000	1,767,637
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 12/15/31	3,515,000	1,772,579
Series B, NATL Insured, Pre-Refunded, 4.50%, 12/15/31	2,900,000	3,015,101
Washington County GO, Full Faith and Credit, Refunding, 4.375%, 6/01/26	1,000,000	1,020,000
Washington County School District No. 15 Forest Grove GO,
Series B, zero cpn., 6/15/29.	2,545,000	1,733,069
Series B, zero cpn., 6/15/30.	2,490,000	1,623,729
Series B, zero cpn., 6/15/31.	3,140,000	1,956,974
Washington County School District No. 48J Beaverton GO,
Series B, 5.00%, 6/15/32	10,750,000	12,946,440
Series B, 5.00%, 6/15/33	8,000,000	9,588,960
Series B, 5.00%, 6/15/34	11,000,000	13,167,000
Woodburn School District No. 103 Woodburn GO,
Marion County, 5.00%, 6/15/33	2,930,000	3,585,324
Marion County, 5.00%, 6/15/34	3,200,000	3,901,088
Marion County, 5.00%, 6/15/35	2,075,000	2,525,835
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/28	4,000,000	4,179,320
		1,162,671,571

U.S. Territories 4.1%
Guam 0.4%
Guam Government Limited Obligation Revenue,
Section 30, Series A, 5.625%, 12/01/24	840,000	950,326
Section 30, Series A, 5.625%, 12/01/29	3,250,000	3,660,962
		4,611,288
Puerto Rico 3.7%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43	10,000,000	10,000,500
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Sub Series C-7, NATL Insured, 6.00%,
7/01/28	4,500,000	4,636,800
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	9,690,000	5,717,100
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured,
6.00%, 7/01/25	14,900,000	15,643,212

| 134

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	$20,000,000	$7,815,400
Senior Series C, 5.25%, 8/01/40	2,860,000	1,751,750
		45,564,762
Total U.S. Territories		50,176,050
Total Municipal Bonds (Cost $1,132,300,328) 98.5%.		1,212,847,621
Other Assets, less Liabilities 1.5%.		18,453,841
Net Assets 100.0%		$1,231,301,462

See Abbreviations on page 151.

[a]A portion or all of the security purchased on a delayed delivery basis.

| 135

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 92.3%
Pennsylvania 89.0%
Allegheny County GO,
Series C-60, AGMC Insured, 5.00%, 11/01/27	$3,000,000	$3,168,150
Series C-61, Assured Guaranty, 5.00%, 12/01/33	5,000,000	5,441,000
Series C-65, 5.375%, 5/01/31	5,000,000	5,859,600
Allegheny County Higher Education Building Authority University Revenue,
Duquesne University, Pre-Refunded, 5.00%, 3/01/28	3,000,000	3,216,180
Duquesne University, Pre-Refunded, 5.00%, 3/01/33	1,300,000	1,393,678
Duquesne University, Series A, Pre-Refunded, 5.50%, 3/01/31	3,000,000	3,594,690
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.625%, 8/15/39	12,000,000	13,472,520
Allegheny County Sanitary Authority Sewer Revenue,
AGMC Insured, 5.00%, 6/01/40	5,000,000	5,641,700
NATL Insured, 5.00%, 12/01/37	6,745,000	6,985,324
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project,
Series A, 5.00%, 11/01/44	10,000,000	11,007,400
Bethel Park School District GO, Pre-Refunded, 5.10%, 8/01/33	3,600,000	4,062,924
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	7,483,663
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	4,985,000	5,980,554
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,737,550
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, AGMC Insured,
5.00%, 12/01/35	2,500,000	2,846,225
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	10,000,000	11,347,400
Butler County Hospital Authority Hospital Revenue,
Butler Health System Project, Refunding, Series A, 5.00%, 7/01/39	1,625,000	1,809,113
Butler Health System Project, Series B, Pre-Refunded, 7.25%, 7/01/39	4,500,000	5,350,275
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,752,630
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,382,740
Centre County Hospital Authority Revenue, Mount Nittany Medical Center, Refunding, Series A, 5.00%,
11/15/46	6,050,000	7,033,730
Chester County IDA Student Housing Revenue,
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A,
5.00%, 8/01/35	500,000	534,695
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A,
5.00%, 8/01/45	1,500,000	1,575,360
Clarion County IDA Student Housing Revenue, Clarion University Foundation Inc., Student Housing
Project at Clarion University, Series A, 5.00%, 7/01/45	2,335,000	2,391,017
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/34.	10,000,000	11,617,700
Series B, 5.00%, 6/01/32	5,000,000	5,579,200
Cumberland County Municipal Authority College Revenue,
Dickinson College Project, Assn. of Independent Colleges and Universities of Pennsylvania
Financing Program, Series GG1, NATL Insured, Pre-Refunded, 5.00%, 5/01/34.	3,500,000	3,638,705
Dickinson College Project, Assn. of Independent Colleges and Universities of Pennsylvania
Financing Program, Series HH1, 5.00%, 11/01/39	1,200,000	1,327,740
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	4,500,000	5,096,970
Dallas Area Municipal Authority University Revenue, Misericordia University Project, Refunding, 5.00%,
5/01/37	2,500,000	2,689,100
Dauphin County General Authority Health System Revenue,
Pinnacle Health System Project, Refunding, Series A, 6.00%, 6/01/36	10,000,000	11,353,800
Pinnacle Health System Project, Series A, 5.00%, 6/01/42	15,590,000	17,589,885

Quarterly Statement of Investments | See Notes to Statements of Investments. | 136

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Dauphin County General Authority Hospital Revenue, HAPSCO Group Inc., The Western Pennsylvania
Hospital Project, Series B, NATL Insured, ETM, 6.25%, 7/01/16	$790,000	$793,579
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	8,303,175
Delaware County Authority Revenue,
Cabrini College, Refunding, Assured Guaranty, 5.875%, 7/01/29	1,140,000	1,144,366
Haverford College, 5.00%, 11/15/40	3,000,000	3,379,080
Delaware County Authority University Revenue,
Neumann University, 5.00%, 10/01/25.	1,250,000	1,418,025
Neumann University, 5.25%, 10/01/31.	1,250,000	1,410,388
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate No. 25 Project,
BAM Insured, 5.00%, 11/01/38	1,250,000	1,428,375
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured,
5.60%, 7/01/17	5,000,000	5,248,650
East Hempfield Township IDAR,
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/45	3,250,000	3,448,510
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/47	3,750,000	3,974,363
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%,
9/01/32	4,250,000	4,836,032
Erie Water Authority Water Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/43	5,575,000	6,144,821
Refunding, 5.00%, 12/01/43	6,000,000	7,079,460
Refunding, AGMC Insured, 5.00%, 12/01/43	1,425,000	1,537,917
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,569,589
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	11,120,100
General Authority of Southcentral Pennsylvania Revenue,
Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%,
11/01/41	9,500,000	11,216,840
WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25.	4,270,000	4,699,477
WellSpan Health Obligated Group, Refunding, Series A, 5.00%, 6/01/44.	10,000,000	11,389,400
WellSpan Health Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/25	5,730,000	6,306,323
Indiana County Hospital Authority Hospital Revenue, Indiana Regional Medical Center, Series A, 6.00%,
6/01/39	1,625,000	1,801,719
Lackawanna County GO,
Series B, AGMC Insured, 5.00%, 9/01/30	8,100,000	8,893,233
Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	8,140,050
Lancaster County Hospital Authority Revenue, University of Pennsylvania Health System Obligated
Group, Refunding, 5.00%, 8/15/42	4,375,000	5,206,600
Lancaster Parking Authority Parking Revenue,
Guaranteed, Series A, AMBAC Insured, 5.00%, 12/01/32	1,700,000	1,795,914
Guaranteed, Series A, AMBAC Insured, 5.00%, 12/01/35	2,500,000	2,637,600
Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,420,472
Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%,
12/01/43	5,240,000	5,987,800
Lehigh County General Purpose Authority Hospital Revenue, Lehigh Valley Health Network, Series B,
AGMC Insured, 5.00%, 7/01/35	11,250,000	12,110,850
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,645,755
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities,
Refunding, 5.50%, 12/01/39	10,000,000	11,327,600
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding,
Series A, 5.75%, 7/01/39	25,000,000	28,276,750

| 137

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Lycoming County Authority Revenue,
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/38.	$1,400,000	$1,651,692
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/43.	1,495,000	1,740,748
Lycoming County Water and Sewer Authority Revenue, Guaranteed Sewer, AGMC Insured, 5.00%,
11/15/35	5,835,000	6,477,492
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	12,475,914
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,531,950
Monroe County Hospital Authority Hospital Revenue,
Pocono Medical Center, 5.00%, 1/01/27	1,000,000	1,023,450
Pocono Medical Center, 5.125%, 1/01/37	2,000,000	2,039,900
Pocono Medical Center, 5.25%, 1/01/43	2,000,000	2,042,380
Pocono Medical Center, Series A, 5.00%, 1/01/41	4,000,000	4,345,880
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%,
4/01/40	5,750,000	6,181,767
Montgomery County IDA Health Facilities Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41 .	9,600,000	10,538,400
Montgomery County IDAR, FHA Insured, Pre-Refunded, 5.375%, 8/01/38	4,995,000	5,858,885
Montour School District GO,
AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,180,500
AGMC Insured, Pre-Refunded, 5.00%, 4/01/37	12,500,000	12,951,250
Northampton County General Purpose Authority College Revenue, Lafayette College, Refunding, 5.00%,
11/01/34	20,000,000	21,745,800
Northampton County General Purpose Authority Hospital Revenue,
St. Luke’s Hospital Project, Series A, 5.50%, 8/15/35	10,000,000	10,848,600
St. Luke’s Hospital Project, Series B, 5.50%, 8/15/33	2,200,000	2,514,358
Northampton County General Purpose Authority Revenue, Higher Education, Lehigh University, 5.00%,
11/15/39	20,000,000	22,000,200
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%,
3/01/42	2,400,000	2,722,176
Northeastern York School District GO,
Series B, NATL Insured, Pre-Refunded, 5.00%, 4/01/30	1,000,000	1,036,100
Series B, NATL Insured, Pre-Refunded, 5.00%, 4/01/31	2,000,000	2,072,200
Norwin School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/37.	10,000,000	10,361,000
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,839,186
Pennsylvania State Economic Development Financing Authority Revenue,
UPMC, Series A, 5.00%, 2/01/33	5,000,000	5,901,300
UPMC, Series A, 5.00%, 2/01/45	5,000,000	5,742,350
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua
Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	25,000,000	28,323,500
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-
American Water Co. Project, 6.20%, 4/01/39	12,000,000	13,480,800
Pennsylvania State GO,
Second Series, 5.00%, 4/15/23	10,000,000	11,064,500
Second Series A, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,251,150
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,966,698
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,360,358
Bryn Mawr College, Refunding, 5.00%, 12/01/44	6,365,000	7,490,778
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,189,300
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	26,793,082
Edinboro University Foundation, Student Housing Project, 6.00%, 7/01/43	3,500,000	3,813,040
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,342,613
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,594,925

| 138

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue, (continued)
Philadelphia University, Refunding, 5.00%, 6/01/30.	$2,295,000	$2,381,407
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 5.00%, 10/01/35.	1,400,000	1,482,320
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 6.25%, 10/01/43.	7,000,000	7,895,230
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University
of Pennsylvania, 5.00%, 10/01/44.	2,000,000	2,090,240
St. Joseph’s University, Series A, 5.00%, 11/01/40	15,000,000	16,870,350
State System of Higher Education, Series AF, NATL Insured, 5.00%, 6/15/37	7,000,000	7,270,130
Temple University, First Series, 5.00%, 4/01/42	15,000,000	17,152,650
Thomas Jefferson University, 5.00%, 3/01/40.	16,980,000	18,821,311
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/45.	7,465,000	8,599,307
The Trustees of the University of Pennsylvania, Series A, Pre-Refunded, 5.00%, 9/01/41	25,000,000	29,380,750
University of Pennsylvania Health System, 5.00%, 8/15/40	2,600,000	3,058,692
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,692,995
University of Pennsylvania Health System, Series B, Pre-Refunded, 6.00%, 8/15/26	5,000,000	5,557,650
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	14,658,670
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,607,050
University of the Sciences in Philadelphia, Assured Guaranty, Pre-Refunded, 5.00%, 11/01/32	5,000,000	5,489,100
University of the Sciences in Philadelphia, Series A, 5.00%, 11/01/36	4,250,000	4,946,107
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University
Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, 5.00%,
7/01/42	5,500,000	5,778,795
Pennsylvania State Public School Building Authority College Revenue, Delaware County Community
College Project, AGMC Insured, Pre-Refunded, 5.00%, 10/01/32	1,000,000	1,076,430
Pennsylvania State Public School Building Authority Community College Revenue, Community College of
Philadelphia Project, Pre-Refunded, 6.00%, 6/15/28	5,000,000	5,644,000
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia
Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,073,500
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	21,814,800
Series C, 5.00%, 12/01/43.	10,000,000	11,543,700
Series C, Sub Series C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38	5,000,000	5,538,100
Series D, 5.125%, 12/01/40	10,000,000	11,085,400
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,790,600
Pennsylvania State University Revenue,
5.00%, 3/01/40	1,500,000	1,686,345
Series A, 5.00%, 9/01/40.	5,000,000	5,962,150
Philadelphia Airport Revenue,
Series A, AGMC Insured, 5.00%, 6/15/35	5,000,000	5,605,250
Series A, AGMC Insured, 5.00%, 6/15/40	5,000,000	5,570,200
Philadelphia Authority for IDR,
The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	5,000,000	5,813,750
Cultural and Commercial Corridors Program, Series A, NATL Insured, Pre-Refunded, 5.00%,
12/01/23	6,205,000	6,341,138
Cultural and Commercial Corridors Program, Series A, NATL Insured, Pre-Refunded, 5.00%,
12/01/25	5,690,000	5,814,839
International Apartments at Temple University, Series A, 5.625%, 6/15/42.	4,000,000	4,253,640
Philadelphia Corp. for Aging Project, Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	2,004,980
Temple University, First Series, 5.00%, 4/01/40	5,000,000	5,820,900

| 139

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Gas Works Revenue,
Ninth Series, 5.25%, 8/01/40	$5,720,000	$6,429,337
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	390,000	444,171
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,580,450
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,601,350
Series A, 5.25%, 7/15/33.	5,000,000	5,812,900
Series B, Assured Guaranty, Pre-Refunded, 7.125%, 7/15/38	10,000,000	10,077,600
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children’s Hospital of
Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,694,850
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%,
12/01/21	5,000,000	5,076,700
Philadelphia Municipal Authority Lease Revenue,
6.50%, 4/01/34	3,250,000	3,697,200
6.50%, 4/01/39	2,500,000	2,834,325
Philadelphia School District GO,
Series E, Pre-Refunded, 6.00%, 9/01/38	95,000	105,784
Series F, 6.00%, 9/01/38	4,905,000	5,169,330
Philadelphia Water and Wastewater Revenue,
Series A, 5.25%, 1/01/36.	3,000,000	3,272,220
Series A, 5.00%, 7/01/40.	10,000,000	11,635,400
Series A, 5.00%, 1/01/41.	13,000,000	14,486,680
Series A, 5.125%, 1/01/43	5,000,000	5,679,300
Series A, 5.00%, 7/01/45.	5,000,000	5,790,200
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,885,010
Philadephia Authority for IDR, Temple University, Second Series, 5.00%, 4/01/36	5,000,000	5,880,550
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	17,092,966
Pocono Mountains Industrial Park Authority Hospital Revenue, St. Luke’s Hospital, Monroe Project, Series
A, 5.00%, 8/15/40	5,000,000	5,642,050
Reading GO,
AGMC Insured, Pre-Refunded, 6.00%, 11/01/28	590,000	662,511
Refunding, AGMC Insured, 6.00%, 11/01/28	1,410,000	1,573,222
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,667,400
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,218,600
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured,
5.00%, 11/01/37	8,125,000	8,527,512
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%,
1/01/38	4,000,000	4,277,640
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	10,000,000	11,652,200
State College Area School District GO, 5.00%, 3/15/40	16,400,000	19,317,232
State Public School Building Authority School Lease Revenue,
The School District of the City of Harrisburg Project, Refunding, Series A, Assured Guaranty, 5.00%,
11/15/33	3,335,000	3,656,394
The School District of the City of Harrisburg Project, Series A, Assured Guaranty, Pre-Refunded,
5.00%, 11/15/33	1,665,000	1,861,221
Susquehanna Area Regional Airport Authority Airport System Revenue, Series A, 6.50%, 1/01/38	4,000,000	4,245,920
Swarthmore Borough Authority College Revenue, Swarthmore College Project, 5.00%, 9/15/43	1,000,000	1,179,340
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University,
Series A, 5.00%, 4/01/42	5,000,000	5,791,300

| 140

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
University of Pittsburgh of the Commonwealth System of Higher Education Revenue,
University Capital Project, Refunding, Series C, 5.00%, 9/15/35	$5,000,000	$5,575,550
University Capital Project, Series B, 5.00%, 9/15/31	10,000,000	11,037,000
Washington County IDA College Revenue,
Washington and Jefferson College, Refunding, 5.25%, 11/01/30	7,525,000	8,556,075
Washington and Jefferson College, Refunding, 5.00%, 11/01/36	8,470,000	9,451,673
West Mifflin Area School District GO, Allegheny County, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,084,280
Whitehall-Coplay School District GO, Lehigh County, Series A, AGMC Insured, 5.375%, 11/15/34.	6,000,000	6,653,700
Wilkes-Barre Finance Authority Revenue,
Wilkes University Project, Pre-Refunded, 5.00%, 3/01/37	2,690,000	2,776,537
Wilkes University Project, Refunding, 5.00%, 3/01/37	1,810,000	1,856,951
		1,184,831,360

U.S. Territories 3.3%
Puerto Rico 2.8%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	5,000,000	2,950,000
Series TT, 5.00%, 7/01/32	5,100,000	3,009,000
Series XX, 5.25%, 7/01/40	16,020,000	9,451,800
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	6,000,000	2,430,000
first subordinate, Series A, 6.00%, 8/01/42	34,000,000	13,940,000
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	6,112,500
		37,893,300
U.S. Virgin Islands 0.5%
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,012,710
Total U.S. Territories		43,906,010
Total Municipal Bonds before Short Term Investments (Cost $1,165,841,043)		1,228,737,370

Short Term Investments (Cost $1,400,000) 0.1%
Municipal Bonds 0.1%
Pennsylvania 0.1%
[a] Philadelphia Authority for IDR, Inglis House Project, Weekly VRDN and Put, 0.68%, 5/01/17	1,400,000	1,400,000
Total Investments (Cost $1,167,241,043) 92.4%		1,230,137,370
Other Assets, less Liabilities 7.6%.		100,987,829
Net Assets 100.0%		$1,331,125,199

See Abbreviations on page 151.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

| 141

FRANKLIN TAX-FREE TRUST

Statement of Investments, May 31, 2016 (unaudited)
Franklin Virginia Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.8%
Virginia 88.4%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21.	$1,245,000	$1,377,344
Capital Region Airport Commission Airport Revenue,
Series A, AGMC Insured, 5.00%, 7/01/31	2,000,000	2,152,900
Series A, AGMC Insured, 5.00%, 7/01/38	5,895,000	6,301,696
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,604,575
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%,
5/01/23	5,000,000	5,525,250
Chesterfield County EDA Revenue,
Bon Secours Health System Inc., Series C-1, AGMC Insured, 5.00%, 11/01/42	2,250,000	2,442,330
Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,694,160
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, Pre-
Refunded, 5.00%, 4/01/36	10,000,000	11,490,200
Fairfax County IDAR,
Health Care, Inova Health System Project, Refunding, Series A, 5.50%, 5/15/35	6,445,000	7,255,845
Health Care, Inova Health System Project, Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,917,900
Health Care, Inova Health System Project, Series A, 5.00%, 5/15/44	2,500,000	2,912,775
Health Care, Inova Health System Project, Series A, Pre-Refunded, 5.50%, 5/15/35	3,555,000	4,019,994
Hampton Roads Sanitation District Wastewater Revenue,
Pre-Refunded, 5.00%, 4/01/33	6,330,000	6,813,802
Pre-Refunded, 5.00%, 4/01/33	3,670,000	3,947,012
Pre-Refunded, 5.00%, 4/01/38	16,000,000	17,222,880
Refunding, Sub Series A, 5.00%, 8/01/43	6,700,000	8,120,869
Harrisonburg IDAR,
Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%, 8/15/42	8,095,000	8,162,027
Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%, 8/15/46	15,000,000	15,121,200
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	7,981,610
[a] Henrico County Water and Sewer System Revenue,
Refunding, 5.00%, 5/01/42	4,000,000	4,900,400
Refunding, 5.00%, 5/01/46	5,720,000	6,985,150
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,448,684
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,598,000
Washington and Lee University, 5.00%, 1/01/43	10,000,000	11,490,300
Loudoun County Sanitation Authority Water and Sewer Revenue, Refunding, 5.00%, 1/01/29	4,770,000	5,926,725
Manassas Park GO, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/29	5,545,000	5,745,175
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, Pre-Refunded, 5.00%, 2/01/29	6,500,000	6,952,855
[a] Newport News GO, General Improvement, Refunding, Series A, 5.00%, 8/01/28	2,130,000	2,714,536
Norfolk GO,
Capital Improvement, Refunding, Series A, 5.00%, 8/01/32	5,845,000	6,974,955
Capital Improvement, Refunding, Series C, 5.00%, 10/01/42	7,825,000	8,938,732
Northern Virginia Transportation Authority Transportation Special Tax Revenue,
5.00%, 6/01/31	4,565,000	5,542,093
5.00%, 6/01/32	2,795,000	3,381,782
5.00%, 6/01/33	3,000,000	3,617,580
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, Pre-Refunded, 5.25%, 3/01/39	6,435,000	6,932,361
Pittsylvania County School GO, Series B, Pre-Refunded, 5.75%, 2/01/30	5,800,000	6,544,488
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	11,662,500
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligation Group, Prince William
Hospital, Refunding, Series B, 5.00%, 11/01/46	10,000,000	11,115,200
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences
Lab LLC Project, Series AA, 5.125%, 9/01/41	3,200,000	3,669,664

Quarterly Statement of Investments | See Notes to Statements of Investments. | 142

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Richmond Public Utility Revenue,
Refunding, Series A, 5.00%, 1/15/35	$11,495,000	$12,579,323
Refunding, Series A, 5.00%, 1/15/43	10,000,000	11,641,500
Riverside Regional Jail Authority Jail Facility Revenue,
NATL Insured, Pre-Refunded, 5.00%, 7/01/28	7,000,000	7,326,480
NATL Insured, Pre-Refunded, 5.00%, 7/01/32	22,000,000	23,026,080
Refunding, 5.00%, 7/01/31	6,215,000	7,565,582
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, Pre-Refunded, 5.125%,
10/15/37	10,000,000	11,004,400
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,984,760
Roanoke IDA Hospital Revenue,
Carilion Health System Obligated Group, Series B, AGMC Insured, 5.00%, 7/01/38	3,950,000	4,348,239
Carilion Health System Obligated Group, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38 .	50,000	57,842
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,798,086
Stafford County and Staunton IDAR,
Virginia Municipal League Assn. of Counties Finance Program, Series A, NATL Insured, Pre-
Refunded, 5.25%, 8/01/31	5,000,000	5,038,500
Virginia Municipal League Assn. of Counties Finance Program, Series E, XLCA Insured, 5.00%,
8/01/37	3,985,000	4,103,434
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligated Group, 5.25%,
6/15/37	5,000,000	5,007,900
Suffolk GO,
Refunding, 5.00%, 2/01/41	10,000,000	11,390,700
Refunding, 5.00%, 6/01/42	10,000,000	11,470,400
University of Virginia Revenue,
General, Refunding, 5.00%, 6/01/40	17,750,000	19,053,382
General, Refunding, Series A, 5.00%, 6/01/43	15,000,000	17,698,350
Upper Occoquan Sewage Authority Regional Sewerage Revenue, Refunding, 5.00%, 7/01/28	10,000,000	12,592,500
Virginia Beach Development Authority Public Facility Revenue, Series A, Pre-Refunded, 5.00%, 7/15/27	5,635,000	5,907,227
Virginia College Building Authority Educational Facilities Revenue,
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,290,773
Liberty University Projects, 5.00%, 3/01/41	26,855,000	30,160,045
Public Higher Education Financing Program, Series A, Pre-Refunded, 5.00%, 9/01/33	4,010,000	4,381,005
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/40	5,000,000	5,908,800
Virginia Port Authority Port Facilities Revenue, Refunding, 5.00%, 7/01/40	6,000,000	6,572,280
Virginia State HDA Commonwealth Mortgage Revenue, Series C, Sub Series C-5, 4.80%, 7/01/38	8,500,000	9,334,190
Virginia State HDA Revenue,
Rental Housing, Series B, 5.625%, 6/01/39	7,240,000	7,875,744
Rental Housing, Series B, 5.00%, 6/01/45	3,050,000	3,207,441
Rental Housing, Series E, 5.00%, 10/01/44	6,540,000	6,815,988
Rental Housing, Series F, 5.05%, 12/01/44	12,125,000	12,637,281
Rental Housing, Series F, 5.00%, 4/01/45.	2,125,000	2,229,656
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series A, 5.00%, 8/01/26	6,000,000	7,620,540
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/24	10,000,000	12,608,800
Special Obligation Fluvanna County, School Financing, Pre-Refunded, 6.00%, 12/01/32	5,000,000	5,634,200
Virginia State Resources Authority Infrastructure and State Moral Obligation Revenue, Virginia Pooled
Financing Program, Series B, 5.00%, 11/01/41	9,410,000	10,976,953
Virginia State Resources Authority Infrastructure Revenue,
2014, Senior Series A, Pre-Refunded, 5.00%, 11/01/31	3,200,000	3,257,568
2014, Senior Series A, Pre-Refunded, 5.00%, 11/01/36	895,000	911,101
Senior Series A, Pre-Refunded, 5.00%, 11/01/31	1,800,000	1,832,382

| 143

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia State Resources Authority Infrastructure Revenue, (continued)
Senior Series A, Pre-Refunded, 5.00%, 11/01/36	$4,020,000	$4,092,320
Virginia Pooled Financing Program, Pre-Refunded, 5.00%, 11/01/38.	1,465,000	1,608,306
Virginia Pooled Financing Program, Refunding, 5.00%, 11/01/45	5,255,000	6,335,848
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	135,000	146,952
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	2,360,000	2,497,753
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	145,000	153,887
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/38	5,165,000	6,285,289
Virginia State Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare,
Refunding, 5.00%, 11/01/40.	23,000,000	25,859,820
Winchester EDA Hospital Revenue, Valley Health System Obligated Group, Refunding, 5.00%, 1/01/44	5,000,000	5,746,150
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, Pre-Refunded,
5.625%, 1/01/44	3,350,000	3,752,402
		628,533,708
District of Columbia 8.5%
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	12,000,000	13,699,200
Refunding, Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,130,400
Refunding, Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,373,890
Refunding, Series C, 5.125%, 10/01/34	6,450,000	7,035,595
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue,
first senior lien, Series A, 5.00%, 10/01/39	10,000,000	10,988,000
first senior lien, Series A, 5.25%, 10/01/44	12,000,000	13,273,680
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,212,780
		60,713,545

U.S. Territories 2.9%
Puerto Rico 2.9%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,200,000	3,068,000
Series XX, 5.25%, 7/01/40	8,400,000	4,956,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	1,000,000	405,000
first subordinate, Series A, 6.00%, 8/01/42.	20,000,000	8,200,000
first subordinate, Series C, 5.50%, 8/01/40.	10,000,000	4,075,000
		20,704,000
Total Municipal Bonds (Cost $682,303,040) 99.8%.		709,951,253
Other Assets, less Liabilities 0.2%		1,293,287
Net Assets 100.0%.		$711,244,540

See Abbreviations on page 151.

[a]Security purchased on a when-issued basis.

| 144

FRANKLIN TAX-FREE TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

Effective April 29, 2016, Franklin Double Tax-Free Income Fund reorganized with and into Franklin High Yield Tax-Free Income Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

| 145

FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At May 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	Alabama	Arizona	Colorado	Connecticut
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$269,280,177	$888,717,516	$677,247,333	$320,583,324

Unrealized appreciation	$17,695,403	$79,600,497	$57,041,306	$23,357,648
Unrealized depreciation	(8,591,316)	(13,192,565)	(24,212,275)	(11,235,330)
Net unrealized appreciation (depreciation)	$9,104,087	$66,407,932	$32,829,031	$12,122,318

	Franklin Federal	Franklin Federal	Franklin	Franklin
	Intermediate-Term	Limited-Term	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$4,267,350,986	$1,075,798,462	$705,398,762	$536,286,369

Unrealized appreciation	$295,087,595	$9,609,188	$71,912,138	$44,392,699
Unrealized depreciation	(163,231)	(255,274)	(26,367,308)	(14,438,811)
Net unrealized appreciation (depreciation)	$294,924,364	$9,353,914	$45,544,830	$29,953,888

	Franklin	Franklin	Franklin	Franklin
	High Yield	Insured	Kentucky	Louisiana
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments.	$7,579,944,248	$1,741,063,496	$166,686,117	$389,512,076

Unrealized appreciation	$1,139,329,315	$156,456,825	$12,203,466	$30,805,612
Unrealized depreciation	(337,159,323)	(29,940)	(2,963,927)	(8,554,698)
Net unrealized appreciation (depreciation)	$802,169,992	$156,426,885	$9,239,539	$22,250,914

	Franklin	Franklin	Franklin	Franklin
	Maryland	Massachusetts	Michigan	Minnesota
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$508,313,571	$431,731,556	$1,015,189,438	$1,018,223,285

Unrealized appreciation	$31,835,999	$36,994,759	$64,197,987	$71,103,700
Unrealized depreciation	(20,629,614)	—	(34,519,324)	(1,111,317)
Net unrealized appreciation (depreciation)	$11,206,385	$36,994,759	$29,678,663	$69,992,383

	Franklin	Franklin	Franklin	Franklin
	Missouri	New Jersey	North Carolina	Ohio
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments.	$1,046,775,736	$1,068,535,409	$1,054,826,543	$1,509,324,473

Unrealized appreciation	$72,654,337	$77,694,616	$69,746,790	$116,794,029
Unrealized depreciation	(37,400,525)	(36,863,437)	(39,116,885)	(5,426,500)
Net unrealized appreciation (depreciation)	$35,253,812	$40,831,179	$30,629,905	$111,367,529

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FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Franklin	Franklin	Franklin
	Oregon	Pennsylvania	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$1,131,948,278	$1,169,582,099	$682,295,351

Unrealized appreciation	$98,120,886	$105,957,298	$50,818,141
Unrealized depreciation	(17,221,543)	(45,402,027)	(23,162,239)
Net unrealized appreciation (depreciation)	$80,899,343	$60,555,271	$27,655,902

4. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$278,384,264	$—	$278,384,264

Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$955,125,448	$—	$955,125,448

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$710,076,364	$—	$710,076,364

Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$332,705,642	$—	$332,705,642

Franklin Federal Intermediate-Term Tax-Free
Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$4,294,795,350	$—	$4,294,795,350
Short Term Investments	—	267,480,000	—	267,480,000
Total Investments in Securities	$—	$4,562,275,350	$—	$4,562,275,350

Franklin Federal Limited-Term Tax-Free Income
Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$975,578,749	$—	$975,578,749
Short Term Investments	—	109,573,627	—	109,573,627
Total Investments in Securities	$—	$1,085,152,376	$—	$1,085,152,376

Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$750,943,593	$—	$750,943,593

Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$551,340,257	$—	$551,340,257
Short Term Investments	—	14,900,000	—	14,900,000
Total Investments in Securities	$—	$566,240,257	$—	$566,240,257

Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$—	$—	$717,082	$717,082
Corporate Bonds	—	4,688,823	—	4,688,823
Municipal Bonds	—	8,336,478,835	1,129,500	8,337,608,335
Short Term Investments	—	39,100,000	—	39,100,000
Total Investments in Securities	$—	$8,380,267,658	$1,846,582	$8,382,114,240

Franklin Insured Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,897,490,381	$—	$1,897,490,381

Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$175,925,656	$—	$175,925,656

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FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$393,152,990	$—	$393,152,990
Short Term Investments	—	18,610,000	—	18,610,000
Total Investments in Securities	$—	$411,762,990	$—	$411,762,990

Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$519,519,956	$—	$519,519,956

Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$468,726,315	$—	$468,726,315

Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,044,868,101	$—	$1,044,868,101

Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,084,465,668	$—	$1,084,465,668
Short Term Investments	—	3,750,000	—	3,750,000
Total Investments in Securities	$—	$1,088,215,668	$—	$1,088,215,668

Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,080,194,548	$—	$1,080,194,548
Short Term Investments	—	1,835,000	—	1,835,000
Total Investments in Securities	$—	$1,082,029,548	$—	$1,082,029,548

Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,109,366,588	$—	$1,109,366,588

Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,068,571,448	$—	$1,068,571,448
Short Term Investments	—	16,885,000	—	16,885,000
Total Investments in Securities	$—	$1,085,456,448	$—	$1,085,456,448

Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,620,692,002	$—	$1,620,692,002

Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,212,847,621	$—	$1,212,847,621

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FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,228,737,370	$—	$1,228,737,370
Short Term Investments	—	1,400,000	—	1,400,000
Total Investments in Securities	$—	$1,230,137,370	$—	$1,230,137,370

Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$709,951,253	$—	$709,951,253

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. UPCOMING REORGANIZATION

On May 17, 2016, the Board for Franklin Tax-Free Trust approved a proposal to reorganize Franklin Insured Tax-Free Income Fund with and into Franklin Federal Tax-Free Income Fund, subject to approval by the shareholders of Franklin Insured Tax-Free Income Fund.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statements of Investments.

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FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Selected Portfolio
ACA	American Capital Access Holdings Inc.	IDA	Industrial Development Authority/Agency
ACES	Adjustable Convertible Exempt Security	IDAR	Industrial Development Authority Revenue
AGMC	Assured Guaranty Municipal Corp.	IDB	Industrial Development Bond/Board
AMBAC	American Municipal Bond Assurance Corp.	IDBR	Industrial Development Board Revenue
BAM	Build America Mutual Assurance Co.	IDR	Industrial Development Revenue
BAN	Bond Anticipation Note	ISD	Independent School District
BHAC	Berkshire Hathaway Assurance Corp.	MAC	Municipal Assistance Corp.
CDA	Community Development Authority/Agency	MBS	Mortgage-Backed Security
CDD	Community Development District	MFH	Multi-Family Housing
CDR	Community Development Revenue	MFHR	Multi-Family Housing Revenue
CFD	Community Facilities District	MFMR	Multi-Family Mortgage Revenue
CIFG	CDC IXIS Financial Guaranty	MFR	Multi-Family Revenue
COP	Certificate of Participation	MTA	Metropolitan Transit Authority
CSD	Central School District	NATL	National Public Financial Guarantee Corp.
EDA	Economic Development Authority	PBA	Public Building Authority
EDC	Economic Development Corp.	PCC	Pollution Control Corp.
EDR	Economic Development Revenue	PCFA	Pollution Control Financing Authority
ETM	Escrow to Maturity	PCR	Pollution Control Revenue
FGIC	Financial Guaranty Insurance Co.	PFA	Public Financing Authority
FHA	Federal Housing Authority/Agency	PFAR	Public Financing Authority Revenue
FICO	Financing Corp.	PIK	Payment-In-Kind
FNMA	Federal National Mortgage Association	PSF	Permanent School Fund
FRN	Floating Rate Note	RDA	Redevelopment Agency/Authority
GARB	General Airport Revenue Bonds	RDAR	Redevelopment Agency Revenue
GNMA	Government National Mortgage Association	SF	Single Family
GO	General Obligation	SFHR	Single Family Housing Revenue
HDA	Housing Development Authority/Agency	SFM	Single Family Mortgage
HDC	Housing Development Corp.	SFMR	Single Family Mortgage Revenue
HFA	Housing Finance Authority/Agency	TAN	Tax Anticipation Note
HFAR	Housing Finance Authority Revenue	UHSD	Unified/Union High School District
HFC	Housing Finance Corp.	USD	Unified/Union School District
ID	Improvement District	XLCA	XL Capital Assurance

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  July 27, 2016

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  July 27, 2016